As filed with the Securities and Exchange Commission on September 24, 2004
                                                              File No. 333-68164
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 8                                           |X|
                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 64                                                         |X|
                 ----

                        (Check appropriate box or boxes.)
                             ----------------------

                        PHL Variable Accumulation Account

                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                             ----------------------

         One American Row, PO Box 5056, Hartford, Connecticut 06102-5056 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                             John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                                  PO Box 5056
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

  Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

  It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on  ____________ pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [X]  on October 4, 2004 pursuant to paragraph (a)(1) of Rule 485
  If appropriate, check the following box:
  [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                           PHOENIX INVESTOR'S EDGE(R)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                    SEPTEMBER 24, 2004


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series [diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Oakhurst Value Equity Series
[diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.
    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated September 24, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                     [telephone]  Tel. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                     Page
------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................    9
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    9
GIA.......................................................    9
MVA  .....................................................   10
PURCHASE OF CONTRACTS.....................................   10
DEDUCTIONS AND CHARGES....................................   11
   Deductions from the Separate Account...................   11
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   12
   Market Value Adjustment................................   12
   Other Charges..........................................   12
THE ACCUMULATION PERIOD...................................   12
   Accumulation Units.....................................   12
   Accumulation Unit Values...............................   12
   Transfers .............................................   12
   Disruptive Trading and Market Timing...................   13
   Optional Programs and Riders...........................   13
   Surrender of Contract; Partial Withdrawals.............   16
   Contract Termination...................................   16
   Payment Upon Death Before Maturity Date ...............   16
THE ANNUITY PERIOD........................................   18
   Annuity Payments.......................................   18
   Annuity Payment Options ...............................   19
   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   21
   Accumulation Unit Value................................   21
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Payment Deferral.......................................   21
   Free Look Period.......................................   22
   Amendments to Contracts................................   22
   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   22
   Taxation of Annuities in General--Nonqualified Plans...   22
   Additional Considerations..............................   23
   Owner Control..........................................   24
   Diversification Standards .............................   25
   Taxation of Annuities in General--Qualified Plans......   26
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   29
SERVICING AGENT...........................................   29
STATE REGULATION..........................................   29
REPORTS...................................................   29
VOTING RIGHTS.............................................   29
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   30
LEGAL MATTERS.............................................   30
SAI TABLE OF CONTENTS.....................................   30
APPENDIX A-INVESTMENT OPTIONS.............................  A-1
APPENDIX B-GLOSSARY OF SPECIAL TERMS......................  B-1
APPENDIX C-DEDUCTIONS FOR TAXES...........................  C-1
APPENDIX D-FINANCIAL HIGHLIGHTS...........................  D-1


SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered):
       Complete Premium Payment Years 0...............     8%          These tables describe the fees and expenses that you will
       Complete Premium Payment Years 1...............     7%          pay at the time that you purchase the contract, surrender
       Complete Premium Payment Years 2...............     6%          the contract or transfer value between the subaccounts.
       Complete Premium Payment Years 3+..............    None         State premium taxes may also be deducted.

    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................    $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value).......................    .60%


GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (5) (as a percentage of the greater of the
Guaranteed Amount and contract value).................   1.00%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................  1.525%         These tables describe the fees and expenses that you will
    Daily Administrative Fee..........................   .125%         pay periodically during the time that you own the contract,
                                                        ------         not including annual fund fees and expenses.
    Total Annual Separate Account Expenses............  1.650%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................  1.675%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.800%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT(4)
    ----------------------------------------
    Mortality and Expense Risk Fee....................  1.825%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.950%
------------------------------------------------------------------------------------------------------------------------------------



(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected. See "Optional Programs & Riders."
(4) This death benefit option is currently available only with nonqualified plans and is subject to state approval. See "Payment Upon Death After Maturity."

(5) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."


------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                         This table shows the minimum and maximum total operating
                                      Minimum      Maximum             expenses for the year ended 12/31/03, charged by the fund
                                      -------      -------             companies that you may pay periodically during the time
    Total Annual Fund Operating                                        that you own the contract. More detail concerning the
    Expenses (expenses that are                                        funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                      be found after the Expense Examples and are contained in
    include management fees,                                           the fund prospectuses.
    12b-1 fees and other expenses)..   0.30%        5.73%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

              $1,589   $3,060    $4,134     $7,473




DEATH BENEFIT OPTION 2
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

              $1,602   $3,094    $4,186     $7,540




DEATH BENEFIT OPTION 3
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

              $1,615   $3,128    $4,237     $7,606




If you annuitize your contract at the end of the applicable time
period, your maximum costs would be:                                    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in
DEATH BENEFIT OPTION 1                                                  other variable annuity contracts. These costs include
----------------------                                                  contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and
                                                                        expenses that were charged for the year ended 12/31/03.
              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

              $1,589   $3,060    $4,134     $7,473


DEATH BENEFIT OPTION 2                                                  The examples assume that you invest $10,000 in the contract
----------------------                                                  for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes
              1 Year   3 Years   5 Years   10 Years                     the maximum fees and expenses of any of the funds. Your
              -------------------------------------                     actual costs may be higher or lower based on these
              $1,602   $3,094    $4,186     $7,540                      assumptions.





DEATH BENEFIT OPTION 3
----------------------


              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

              $1,615   $3,128    $4,237     $7,606




If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

               $899    $2,585    $4,134     $7,473




DEATH BENEFIT OPTION 2
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

               $913    $2,622    $4,186     $7,540




DEATH BENEFIT OPTION 3
----------------------

              1 Year   3 Years   5 Years   10 Years
              -------------------------------------

               $927    $2,658    $4,237     $7,606


------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees           Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2,7)             1.56%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
------------------------------------------------------------------------------------------------------------------------------------

 (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
 (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
 (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
 (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
 (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
 (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
 (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                           Net                                                                Net
                                                           ---                                                                ---
                                                          Annual                                                             Annual
                                                          ------                                                             ------
                                         Reimbursements    Fund                                             Reimbursements    Fund
                                         --------------    ----                                             --------------    ----
                 Series                    & Waivers     Expenses                   Series                    & Waivers     Expenses
                 ------                    ---------     --------                   ------                    ---------     --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock         (0.17%)        1.00%
Phoenix-Alliance/Bernstein Enhanced Index  (0.09%)        0.65%    Phoenix-MFS Investors Trust                (2.92%)        1.00%
Phoenix-Alliance/Bernstein Growth + Value  (1.55%)        1.10%    Phoenix-MFS Value                          (0.63%)        1.00%
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Dow 30                    (0.41%)        0.60%
Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Northern Nasdaq-100 Index(R)       (0.85%)        0.60%
  Bond(9)                                  (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income         (0.06%)        0.95%
Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity              (0.07%)        0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Global Value     (0.86%)        1.15%
Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Mid-Cap Value    (0.07%)        1.30%
  Select                                   (0.98%)        1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%      Value                                    (0.22%)        1.30%
Phoenix-Lazard U.S. Multi-Cap              (3.77%)        0.95%    Phoenix-Seneca Mid-Cap Growth              (0.01%)        1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%      Growth                                   (2.74%)        1.00%
Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%

 (9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Net Annual
                                                                  Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual         After
                                                   Management   Service    Operating   Total Annual  Reimbursements   Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)    0.15%        1.00%           ---          ---  (12)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)        1.05%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)        1.12%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%        N/A        0.53%        1.33%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
------------------------------------------------------------------------------------------------------------------------------------

 (1)  The fund has voluntarily agreed to waive this service fee.
 (2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 (4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 (5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
 (6) The fund administration fee is paid indirectly through the investment management fee.
 (7)  The funds' operating expenses have been annualized.
 (8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 (9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 (10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 (11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
 (12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                       (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                    (0.25%)                                0.75%
VIP Contrafund(R) Portfolio                                            (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                     (0.02%)                                0.80%
VIP Growth Portfolio                                                   (0.03%)                                0.74%
Technology Portfolio                                                   (0.18%)                                1.15%


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $10,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage.


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from premium payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is deducted from amounts withdrawn.

[diamond] No surrender charges are taken upon the death of the owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------------------------
Percent                                               8%   7%    6%   0%
--------------------------------------------------------------------------------
Complete Premium Payment Years                        0     1    2    3+
--------------------------------------------------------------------------------

[diamond] Administrative Charge--maximum of $35 each year.


FROM THE SEPARATE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Taxes--from the contract value upon premium payment or annuitization.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

    For more information, see "Tax" and "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.


DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and a deferred surrender charge of 7% deducted from redemptions after one year. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Life Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA and MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable") and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.


SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made which could result in a decrease of the payment. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000

[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000

    We require minimum subsequent premium payments of $500 except as described above for bank draft programs.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect upon receipt. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE SEPARATE ACCOUNT

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an investment division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Unused free withdrawal percentage amounts do not accumulate.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------------------------
Percent                                          8%    7%     6%     0%
--------------------------------------------------------------------------------
Complete Premium                                 0     1      2      3+
Payment Years
--------------------------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA or MVA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  -----------------------------------------------------------
     DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
   OPTION 1 - RETURN  OPTION 2 - ANNUAL   OPTION 3 - RELIEF
      OF PREMIUM           STEP-UP             AMOUNT
  -----------------------------------------------------------
        1.525%              1.675%             1.825%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    The Asset Rebalancing Program does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued after September 26, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation strategy.

    The benefit is available under the following conditions:

o   each owner and annuitant are less than 81 years old on the rider date;

o   the rider date is at least ten years prior to the maturity date.

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    a = the contract value on the rider date.

    b = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    c = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

o (a) the contract is annuitized, b) the death of an owner or annuitant occurs resulting in payment of a death benefit or (c) a full surrender is made, the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

GMAB FEE
    The GMAB Fee is equal to (a) 1.00% or less, multiplied by (b) the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the term. If this benefit terminates prior to the end of the term for any reason other than death or annuity payments begin, a GMAB Fee will be deducted on the day the benefit terminates.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation program established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the termination of the contract; or

o   the maturity date.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

             a) the sum of all premium payments, less adjusted partial
                withdrawals (as defined below); or
             b) the contract value on the claim date; or
             c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

             a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
             b) the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT
          The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
             b) the contract value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

             b) the contract value on the claim date plus 25% of the relief amount (as defined below).

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

          ACCUMULATION ENHANCEMENT
          Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
          o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
          o  the 120 days must occur prior to age 91.

          The enhancement provides:
          o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount
             (if the owner is between the ages of 70-75 on the contract date);
          o  that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
          o that even if the owner is dismissed from the facility/nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
          o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
          o this benefit is separate from the relief amount that is calculated at death.

          The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

          Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

          o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

          o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

          Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

          Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------- ----------------------
New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------
Washington's Birthday             Thanksgiving Day
--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------- ----------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The following lists the Table of Contents for the SAI:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Disruptive Trading and Market Timing
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing us, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Investment Type

                                                              -------------------------------------------------------------------
                                                               Aggressive                          Growth &
                  Series                                        Growth     Conservative   Growth    Income    Income   Specialty
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-AIM Mid-Cap Equity                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Enhanced Index                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Growth + Value                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Duff & Phelps Real Estate Securities                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Capital Growth                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Small & Mid-Cap Growth                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Money Market                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Rising Dividends                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Small-Cap Quality Value                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard International Equity Select                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard Small-Cap Value                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Growth Stock                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Trust                                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Value                                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Dow 30                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Growth and Income                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Strategic Allocation                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Value Equity                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Global Value                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Mid-Cap Value                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Small-Cap Value                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Mid-Cap Growth                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-State Street Research Small-Cap Growth                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Capital Appreciation Fund                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Premier Equity Fund                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Alger American Leveraged AllCap Portfolio                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated High Income Bond Fund II                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Contrafund(R) Portfolio                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Opportunities Portfolio                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Portfolio                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Mutual Shares Securities Fund                                                                        |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Foreign Securities Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Growth Securities Fund                                                           |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Juno Fund                                                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Sector Rotation Fund                                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT EAFE(R) Equity Index Fund                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT Equity 500 Index Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Technology Portfolio                                                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Select                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Small Cap                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger Select                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger U.S. Smaller Companies                                                              |X|
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Phoenix   Phoenix   Duff & Phelps                        Deutsche    Federated
                                                  Investment Variable   Investment    AIM      Fred Alger    Asset      Investment
                                                   Counsel,  Advisors,  Management  Advisors,  Management, Management,  Management
                Series                               Inc.      Inc.         Co.       Inc.        Inc.        Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity                                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Rising Dividends                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value                                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value                                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income                    |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Value Equity                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund                                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II                                                                                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Fidelity               Morgan
                                                  Management Franklin    Stanley              Templeton    Templeton    Templeton
                                                     and      Mutual    Investment    Rydex     Asset        Global     Investment
                                                  Reasearch  Advisers,  Management    Global  Management,   Advisors     Counsel,
                   Series                          Company     LLC         Inc.      Advisors    Ltd.       Limited        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Rising Dividends
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Value Equity
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio                                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund                                                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund                                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
--------------------------------------------------------------
                             Advisors
           ---------------------------------------------------
                                                     Wanger
                                                     Asset
                                                   Management,
                                                      L.P.
--------------------------------------------------------------
Phoenix-Aberdeen International
-------------------------------------------------  -----------
Phoenix-AIM Mid-Cap Equity
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Enhanced Index
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Growth + Value
-------------------------------------------------  -----------
Phoenix-Duff & Phelps Real Estate Securities
-------------------------------------------------  -----------
Phoenix-Engemann Capital Growth
-------------------------------------------------  -----------
Phoenix-Engemann Small & Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Goodwin Money Market
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Fixed Income
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Short Term Bond
-------------------------------------------------  -----------
Phoenix-Kayne Rising Dividends
-------------------------------------------------  -----------
Phoenix-Kayne Small-Cap Quality Value
-------------------------------------------------  -----------
Phoenix-Lazard International Equity Select
-------------------------------------------------  -----------
Phoenix-Lazard Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Lazard U.S. Multi-Cap
-------------------------------------------------  -----------
Phoenix-Lord Abbett Bond-Debenture
-------------------------------------------------  -----------
Phoenix-Lord Abbett Large-Cap Value
-------------------------------------------------  -----------
Phoenix-Lord Abbett Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-MFS Investors Growth Stock
-------------------------------------------------  -----------
Phoenix-MFS Investors Trust
-------------------------------------------------  -----------
Phoenix-MFS Value
-------------------------------------------------  -----------
Phoenix-Northern Dow 30
-------------------------------------------------  -----------
Phoenix-Northern Nasdaq-100 Index(R)
-------------------------------------------------  -----------
Phoenix-Oakhurst Growth and Income
-------------------------------------------------  -----------
Phoenix-Oakhurst Strategic Allocation
-------------------------------------------------  -----------
Phoenix-Oakhurst Value Equity
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Global Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Seneca Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Seneca Strategic Theme
-------------------------------------------------  -----------
Phoenix-State Street Research Small-Cap Growth
-------------------------------------------------  -----------
AIM V.I. Capital Appreciation Fund
-------------------------------------------------  -----------
AIM V.I. Premier Equity Fund
-------------------------------------------------  -----------
Alger American Leveraged AllCap Portfolio
-------------------------------------------------  -----------
Federated Fund for U.S. Government Securities II
-------------------------------------------------  -----------
Federated High Income Bond Fund II
-------------------------------------------------  -----------
VIP Contrafund(R) Portfolio
-------------------------------------------------  -----------
VIP Growth Opportunities Portfolio
-------------------------------------------------  -----------
VIP Growth Portfolio
-------------------------------------------------  -----------
Mutual Shares Securities Fund
-------------------------------------------------  -----------
Templeton Foreign Securities Fund
-------------------------------------------------  -----------
Templeton Growth Securities Fund
-------------------------------------------------  -----------
Rydex Variable Trust Juno Fund
-------------------------------------------------  -----------
Rydex Variable Trust Nova Fund
-------------------------------------------------  -----------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------  -----------
Scudder VIT EAFE(R) Equity Index Fund
-------------------------------------------------  -----------
Scudder VIT Equity 500 Index Fund
-------------------------------------------------  -----------
Technology Portfolio
-------------------------------------------------  -----------
Wanger International Select                             |X|
-------------------------------------------------  -----------
Wanger International Small Cap                          |X|
-------------------------------------------------  -----------
Wanger Select                                           |X|
-------------------------------------------------  -----------
Wanger U.S. Smaller Companies                           |X|
--------------------------------------------------------------



Investment Subadvisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                     ----------------------------------------------------------------------------------------------

                                                                              Kayne
                                                                             Anderson
                                       Aberdeen      AIM        Alliance     Rudnick     Lazard      Lord,               Northern
                                         Fund       Capital     Capital     Investment    Asset     Abbett      MFS        Trust
                                       Managers,  Management,  Management,  Management, Management   & Co.   Investment Investments,
              Series                     Inc.        Inc.         L.P.         L.P.        LLC        LLC    Management     N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-AIM Mid-Cap Equity                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Enhanced                               |X|
 Index
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Growth +                               |X|
 Value
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Capital Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Small & Mid-Cap
 Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Rising Dividends                                                 |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Small-Cap Quality Value                                          |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard International Equity
 Select                                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard Small-Cap Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Growth Stock                                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Trust                                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Value                                                                                              |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Dow 30                                                                                                      |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                                                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Global
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Mid-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Small-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Mid-Cap Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Strategic Theme
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-State Street Research
 Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------




Investment Subadvisors

--------------------------------------------------------------------------
                                                 Subadvisors
                                     -------------------------------------


                                                                 State
                                                   Seneca        Street
                                       Engemann    Capital     Research &
                                        Asset     Management,  Management
              Series                  Management     LLC        Company
--------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------ ----------- ------------ ------------
Phoenix-AIM Mid-Cap Equity
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Enhanced
 Index
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Growth +
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Capital Growth           |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Small & Mid-Cap
 Growth                                   |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Rising Dividends
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Small-Cap Quality
  Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard International Equity
 Select
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard Small-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Growth Stock
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Trust
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Value
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Dow 30
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Global
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Mid-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Small-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------ ----------- ------------ ------------
Phoenix-State Street Research
 Small-Cap Growth                                                  |X|
--------------------------------------------------------------------------


APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the Separate account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date, unless we agree otherwise. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]   Nonqualified plans--$10,000
[diamond]   Bank draft program--$50
[diamond]   Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEPARATE ACCOUNT: PHL Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.



   APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."



-------------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

         From 3/11/02* to 12/31/02                                         $2.000                $1.715                  29
         From 1/1/03 to 12/31/03                                           $1.715                $2.224                 103

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.828                 48
         From 1/1/03 to 12/31/03                                           $1.828                $2.305                 142

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.524                 29
         From 1/1/03 to 12/31/03                                           $1.524                $1.892                 55

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.504                  42
         From 1/1/03 to 12/31/03                                           $1.504                $1.865                 213

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 3/20/02* to 12/31/02                                         $2.000                $2.254                  56
         From 1/1/03 to 12/31/03                                           $2.254                $3.065                 312

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.493                  64
         From 1/1/03 to 12/31/03                                           $1.493                $1.857                 392

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.476                  26
         From 1/1/03 to 12/31/03                                           $1.476                $2.125                 167

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.995                 796
         From 1/1/03 to 12/31/03                                           $1.995                $1.976                 397

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $2.158                  77
         From 1/1/03 to 12/31/03                                           $2.158                $2.432                 540

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.020               1,613

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.919                   6
         From 1/1/03 to 12/31/03                                           $1.919                $2.247                 225



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

         From 11/1/02* to 12/31/02                                         $2.000                $2.007                   2
         From 1/1/03 to 12/31/03                                           $2.007                $2.374                  57

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.903                   2
         From 1/1/03 to 12/31/03                                           $1.903                $2.430                 187

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 10/14/02* to 12/31/02                                        $2.000                $1.945                   3
         From 1/1/03 to 12/31/03                                           $1.945                $2.658                 104

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.997                   6
         From 1/1/03 to 12/31/03                                           $1.997                $2.530                  47

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.114                  12
         From 1/1/03 to 12/31/03                                           $2.114                $2.448                 401

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.972                  22
         From 1/1/03 to 12/31/03                                           $1.972                $2.527                 380

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.988                 14
         From 1/1/03 to 12/31/03                                           $1.988                $2.434                 232

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 3/22/02* to 12/31/02                                         $2.000                $1.429                  47
         From 1/1/03 to 12/31/03                                           $1.429                $1.698                 325

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.580                  11
         From 1/1/03 to 12/31/03                                           $1.580                $1.904                  87

PHOENIX-MFS VALUE
====================================================================================================================================
         From 3/15/02* to 12/31/02                                         $2.000                $1.737                  65
         From 1/1/03 to 12/31/03                                           $1.737                $2.133                 363

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.704                  41
         From 1/1/03 to 12/31/03                                           $1.704                $2.135                 289

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.235                  77
         From 1/1/03 to 12/31/03                                           $1.235                $1.808                 430

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.550                 111
         From 1/1/03 to 12/31/03                                           $1.550                $1.943                 399

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 4/5/02* to 12/31/02                                          $2.000                $1.760                 212
         From 1/1/03 to 12/31/03                                           $1.760                $2.075               1,004



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.582                  89
         From 1/1/03 to 12/31/03                                           $1.582                $1.928                 248

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.714                  11
         From 1/1/03 to 12/31/03                                           $1.714                $2.239                  90

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.914                 188
         From 1/1/03 to 12/31/03                                           $1.914                $2.653                 490

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.915                 230
         From 1/1/03 to 12/31/03                                           $1.915                $2.710                 371

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.356                  55
         From 1/1/03 to 12/31/03                                           $1.356                $1.719                 193

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 7/9/02* to 12/31/02                                          $2.000                $1.315                   4
         From 1/1/03 to 12/31/03                                           $1.315                $1.775                  59

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.004                   2
         From 1/1/03 to 12/31/03                                           $2.004                $3.023                  88

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.528                  12
         From 1/1/03 to 12/31/03                                           $1.528                $1.946                 185

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 3/25/02* to 12/31/02                                         $2.000                $1.396                  32
         From 1/1/03 to 12/31/03                                           $1.396                $1.718                  74

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.333                  62
         From 1/1/03 to 12/31/03                                           $1.333                $1.767                 255

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $2.125                 595
         From 1/1/03 to 12/31/03                                           $2.125                $2.140               2,117

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.984                  81
         From 1/1/03 to 12/31/03                                           $1.984                $2.385                 688

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $1.828                 169
         From 1/1/03 to 12/31/03                                           $1.828                $2.307                 832

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.561                  15
         From 1/1/03 to 12/31/03                                           $1.561                $1.990                  27



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

VIP GROWTH PORTFOLIO
====================================================================================================================================

         From 2/14/02* to 12/31/02                                         $2.000                $1.390                  43
         From 1/1/03 to 12/31/03                                           $1.390                $1.815                 180

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.786                 199
         From 1/1/03 to 12/31/03                                           $1.786                $2.198                 952

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.633                  61
         From 1/1/03 to 12/31/03                                           $1.633                $2.124                 197

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.632                 212
         From 1/1/03 to 12/31/03                                           $1.632                $2.121                 934

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/17/03* to 12/31/03                                         $2.000                $1.049               2,245

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.212                 678

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/17/03* to 12/31/03                                         $2.000                $1.150                  36

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.563                  11
         From 1/1/03 to 12/31/03                                           $1.563                $2.049                 222

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.552                 181
         From 1/1/03 to 12/31/03                                           $1.552                $1.956                 852

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.009                   6
         From 1/1/03 to 12/31/03                                           $1.009                $1.466                  92

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.725                   7
         From 1/1/03 to 12/31/03                                           $1.725                $2.396                  38

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.725                  67
         From 1/1/03 to 12/31/03                                           $1.725                $2.526                 516

WANGER SELECT
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.912                  33
         From 1/1/03 to 12/31/03                                           $1.912                $2.458                 190

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.741                 122
         From 1/1/03 to 12/31/03                                           $1.741                $2.452                 751



* Date subaccount began operations.


DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

         From 2/19/02* to 12/31/02                                         $2.000                $1.712                  61
         From 1/1/03 to 12/31/03                                           $1.712                $2.217                 163

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 4/9/02* to 12/31/02                                          $2.000                $1.825                  19
         From 1/1/03 to 12/31/03                                           $1.825                $2.298                 114

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.522                  94
         From 1/1/03 to 12/31/03                                           $1.522                $1.886                 172

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 5/13/02* to 12/31/02                                         $2.000                $1.502                  18
         From 1/1/03 to 12/31/03                                           $1.502                $1.859                 224

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $2.250                  72
         From 1/1/03 to 12/31/03                                           $2.250                $3.055                 279

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.490                 100
         From 1/1/03 to 12/31/03                                           $1.490                $1.851                 576

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.473                 110
         From 1/1/03 to 12/31/03                                           $1.473                $2.118                 142

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.992                 429
         From 1/1/03 to 12/31/03                                           $1.992                $1.969                 683

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $2.155                 194
         From 1/1/03 to 12/31/03                                           $2.155                $2.424                 862

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.019               1,222

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 3/3/02* to 12/31/02                                          $2.000                $1.917                   7
         From 1/1/03 to 12/31/03                                           $1.917                $2.243                 122

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 3/3/02* to 12/31/02                                          $2.000                $2.006                   9
         From 1/1/03 to 12/31/03                                           $2.006                $2.369                  55

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.902                  79
         From 1/1/03 to 12/31/03                                           $1.902                $2.425                 824

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.944                   5
         From 1/1/03 to 12/31/03                                           $1.944                $2.652                  29


* Date subaccount began operations.




                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

         From 12/2/02* to 12/31/02                                         $2.000                $1.996                  .5
         From 1/1/03 to 12/31/03                                           $1.996                $2.524                  22

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 10/23/02* to 12/31/02                                        $2.000                $2.112                   6
         From 1/1/03 to 12/31/03                                           $2.112                $2.443                 192

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.971                  95
         From 1/1/03 to 12/31/03                                           $1.971                $2.521               1,281

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.987                  41
         From 1/1/03 to 12/31/03                                           $1.987                $2.428                 284

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.427                 113
         From 1/1/03 to 12/31/03                                           $1.427                $1.693                 621

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 4/22/02* to 12/31/02                                         $2.000                $1.577                  23
         From 1/1/03 to 12/31/03                                           $1.577                $1.898                 219

PHOENIX-MFS VALUE
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.734                 159
         From 1/1/03 to 12/31/03                                           $1.734                $2.126                 471

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 4/22/02* to 12/31/02                                         $2.000                $1.701                  47
         From 1/1/03 to 12/31/03                                           $1.701                $2.129                 258

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.233                 136
         From 1/1/03 to 12/31/03                                           $1.233                $1.802                 312

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.547                 224
         From 1/1/03 to 12/31/03                                           $1.547                $1.937                 820

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 4/5/02* to 12/31/02                                          $2.000                $1.758                 133
         From 1/1/03 to 12/31/03                                           $1.758                $2.069                 555

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.580                 301
         From 1/1/03 to 12/31/03                                           $1.580                $1.922                 468

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $1.712                  49
         From 1/1/03 to 12/31/03                                           $1.712                $2.232                  77

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.910                 109
         From 1/1/03 to 12/31/03                                           $1.910                $2.645                 352



* Date subaccount began operations.




                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

         From 3/13/02* to 12/31/02                                         $2.000                $1.912                  64
         From 1/1/03 to 12/31/03                                           $1.912                $2.701                 388

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.354                 117
         From 1/1/03 to 12/31/03                                           $1.354                $1.713                 488

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 3/20/02* to 12/31/02                                         $2.000                $1.313                 41
         From 1/1/03 to 12/31/03                                           $1.313                $1.769                 100

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.003                 14
         From 1/1/03 to 12/31/03                                           $2.003                $3.017                 141

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.525                 214
         From 1/1/03 to 12/31/03                                           $1.525                $1.940                 575

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.394                 87
         From 1/1/03 to 12/31/03                                           $1.394                $1.712                 114

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 4/24/02* to 12/31/02                                         $2.000                $1.331                  98
         From 1/1/03 to 12/31/03                                           $1.331                $1.761                 232

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $2.122                 873
         From 1/1/03 to 12/31/03                                           $2.122                $2.133                2,846

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.981                 86
         From 1/1/03 to 12/31/03                                           $1.981                $2.377                 355

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.825                 118
         From 1/1/03 to 12/31/03                                           $1.825                $2.300                 588

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.558                 31
         From 1/1/03 to 12/31/03                                           $1.558                $1.984                 98

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.388                 102
         From 1/1/03 to 12/31/03                                           $1.388                $1.809                 639

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.783                 159
         From 1/1/03 to 12/31/03                                           $1.783                $2.191                 415

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 4/24/02* to 12/31/02                                         $2.000                $1.631                 91
         From 1/1/03 to 12/31/03                                           $1.631                $2.117                 344


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================

         From 4/24/02* to 12/31/02                                         $2.000                $1.630                  81
         From 1/1/03 to 12/31/03                                           $1.630                $2.115                 601

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/30/03* to 12/31/03                                         $2.000                $1.048                 895

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $2.000                $1.211                 285

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.149                  52

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.560                 139
         From 1/1/03 to 12/31/03                                           $1.560                $2.043                 245

SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================== ====================
         From 3/1/02* to 12/31/02                                          $2.000                $1.549                 271
         From 1/1/03 to 12/31/03                                           $1.549                $1.950                 974

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 5/17/02* to 12/31/02                                         $2.000                $1.007                  13
         From 1/1/03 to 12/31/03                                           $1.007                $1.461                 122

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 4/9/02* to 12/31/02                                          $2.000                $1.722                  24
         From 1/1/03 to 12/31/03                                           $1.722                $2.388                  47

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.723                  98
         From 1/1/03 to 12/31/03                                           $1.723                $2.518                 370

WANGER SELECT
====================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $1.909                  34
         From 1/1/03 to 12/31/03                                           $1.909                $2.450                 142

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.738                 156
         From 1/1/03 to 12/31/03                                           $1.738                $2.444                 368


* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

         From 6/21/02* to 12/31/02                                         $2.000                $1.709                  65
         From 1/1/03 to 12/31/03                                           $1.709                $2.210                  62

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.822                  12
         From 1/1/03 to 12/31/03                                           $1.822                $2.291                  20

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.519                  14
         From 1/1/03 to 12/31/03                                           $1.519                $1.880                  62

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.499                  17
         From 1/1/03 to 12/31/03                                           $1.499                $1.853                  56

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $2.246                  15
         From 1/1/03 to 12/31/03                                           $2.246                $3.045                  24

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.488                  61
         From 1/1/03 to 12/31/03                                           $1.488                $1.845                  82

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.471                  28
         From 1/1/03 to 12/31/03                                           $1.471                $2.112                  33

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.989                  35
         From 1/1/03 to 12/31/03                                           $1.989                $1.963                  31

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $2.151                  46
         From 1/1/03 to 12/31/03                                           $2.151                $2.417                  68

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.018                  81

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.916                   8
         From 1/1/03 to 12/31/03                                           $1.916                $2.378                  15

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 9/5/03* to 12/31/03                                          $2.000                $2.364                   7

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/03* to 12/31/03                                         $2.000                $2.420                  12

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.943                   3
         From 1/1/03 to 12/31/03                                           $1.943                $2.647                   8

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
         From 11/12/03* to 12/31/03                                        $2.000                $2.519                   6


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================

         From 11/1/02* to 12/31/02                                         $2.000                $2.111                   3
         From 1/1/03 to 12/31/03                                           $2.111                $2.438                  27

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.970                   1
         From 1/1/03 to 12/31/03                                           $1.970                $2.515                  35

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================


PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 3/22/02* to 12/31/02                                         $2.000                $1.424                 150
         From 1/1/03 to 12/31/03                                           $1.424                $1.687                 222

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 3/19/02* to 12/31/02                                         $2.000                $1.575                   5
         From 1/1/03 to 12/31/03                                           $1.575                $1.892                   4

PHOENIX-MFS VALUE
====================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.731                  93
         From 1/1/03 to 12/31/03                                           $1.731                $2.120                 118

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.699                   8
         From 1/1/03 to 12/31/03                                           $1.699                $2.122                   8

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.231                  59
         From 1/1/03 to 12/31/03                                           $1.231                $1.796                  59

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.545                 102
         From 1/1/03 to 12/31/03                                           $1.545                $1.930                 119

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.755                 376
         From 1/1/03 to 12/31/03                                           $1.755                $2.062                 404

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.577                 175
         From 1/1/03 to 12/31/03                                           $1.577                $1.915                 201

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.709                  29
         From 1/1/03 to 12/31/03                                           $1.709                $2.25                    2

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.907                 150
         From 1/1/03 to 12/31/03                                           $1.907                $2.636                 123

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.909                 117
         From 1/1/03 to 12/31/03                                           $1.909                $2.693                 102


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================

         From 2/15/02* to 12/31/02                                         $2.000                $1.352                 128
         From 1/1/03 to 12/31/03                                           $1.352                $1.708                 133

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.310                 101
         From 1/1/03 to 12/31/03                                           $1.310                $1.764                  37

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 4/1/03* to 12/31/03                                          $2.000                $3.010                   8

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.523                  87
         From 1/1/03 to 12/31/03                                           $1.523                $1.934                  57

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.392                  95
         From 1/1/03 to 12/31/03                                           $1.392                $1.707                  64

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 3/27/02* to 12/31/02                                         $2.000                $1.329                  38
         From 1/1/03 to 12/31/03                                           $1.329                $1.756                  48

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $2.119                 209
         From 1/1/03 to 12/31/03                                           $2.119                $2.126                 164

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.978                  61
         From 1/1/03 to 12/31/03                                           $1.978                $2.370                 316

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.822                  21
         From 1/1/03 to 12/31/03                                           $1.822                $2.293                  34

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.556                  28
         From 1/1/03 to 12/31/03                                           $1.556                $1.978                  37

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.385                 136
         From 1/1/03 to 12/31/03                                           $1.385                $1.804                 129

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.780                  76
         From 1/1/03 to 12/31/03                                           $1.780                $2.184                  88

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.628                  19
         From 1/1/03 to 12/31/03                                           $1.628                $2.110                  20

TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.627                  34
         From 1/1/03 to 12/31/03                                           $1.627                $2.108                  55


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================

         From 6/6/03* to 12/31/03                                          $2.000                $1.047                  91

RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.557                  44
         From 1/1/03 to 12/31/03                                           $1.557                $2.036                  56

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.547                  20
         From 1/1/03 to 12/31/03                                           $1.547                $1.944                  36

TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.005                   3
         From 1/1/03 to 12/31/03                                           $1.005                $1.457                   3

WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $2.381                 445

WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.720                 117
         From 1/1/03 to 12/31/03                                           $1.720                $2.510                 529

WANGER SELECT
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.906                  34
         From 1/1/03 to 12/31/03                                           $1.906                $2.443                  19

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.735                 188
         From 1/1/03 to 12/31/03                                           $1.735                $2.436                 189

* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT




                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================


Phoenix-AIM Mid-Cap Equity
===================================================================================================================================

         From 10/1/02* to 12/31/02                                         $2.000                $1.824                  .6
         From 1/1/03 to 12/31/03                                           $1.824                $2.295                   1

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.884                   2

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.857                   4

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.249                  .9
         From 1/1/03 to 12/31/03                                           $2.249                $3.052                   5

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.489                   1
         From 1/1/03 to 12/31/03                                           $1.489                $1.849                   3

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.472                  .7
         From 1/1/03 to 12/31/03                                           $1.472                $2.116                  11

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $2.422                  18

PHOENIX-GOODWIN  MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $1.019                   8

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.917                   1
         From 1/1/03 to 12/31/03                                           $1.917                $2.241                   2

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.006                   1
         From 1/1/03 to 12/31/03                                           $2.006                $2.368                   2

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================


PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.944                  .5
         From 1/1/03 to 12/31/03                                           $1.944                $2.651                   1

PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================================================================================


PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.112                   2
         From 1/1/03 to 12/31/03                                           $2.112                $2.441                  12

* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================================================================================


PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================================================================================

         From 10/1/02* to 12/31/02                                         $2.000                $1.986                   2
         From 1/1/03 to 12/31/03                                           $1.986                $2.427                   7

PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================


PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.896                  10

PHOENIX-MFS VALUE
===================================================================================================================================
         From 4/14/03* to 12/31/03                                         $2.000                $2.124                   7

PHOENIX-NORTHERN DOW 30
===================================================================================================================================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.800                  15

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $1.934                   9

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.757                  .6
         From 1/1/03 to 12/31/03                                           $1.757                $2.067                  43

PHOENIX-OAKHURST VALUE EQUITY
===================================================================================================================================


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $2.230                  31

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.909                   2
         From 1/1/03 to 12/31/03                                           $1.909                $2.642                  42

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.911                  .6
         From 1/1/03 to 12/31/03                                           $1.911                $2.698                  34

PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.353                   2
         From 1/1/03 to 12/31/03                                           $1.353                $1.711                  16

PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.767                  41

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
===================================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.938                  34


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================

         From 2/5/03* to 12/31/03                                          $2.000                $1.710                  50

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.121                  .7
         From 1/1/03 to 12/31/03                                           $2.121                $2.131                   4

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.980                   2
         From 1/1/03 to 12/31/03                                           $1.980                $2.375                  17

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $2.297                   1

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================


VIP GROWTH PORTFOLIO
===================================================================================================================================


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $2.189                  12

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $2.112                   3

RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.048                  19

RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.211                  16

RYDEX VARIABLE SECTOR ROTATION FUND
===================================================================================================================================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.460                  14

WANGER INTERNATIONAL SELECT
===================================================================================================================================


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================



* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------


WANGER SELECT
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.908                   2
         From 1/1/03 to 12/31/03                                           $1.908                $2.448                  39

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/15/03* to 12/31/03                                         $2.000                $2.442                  12


* Date subaccount began operations.

                                     PART B

                           PHOENIX INVESTOR'S EDGE(R)

                  PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
PHL VARIABLE INSURANCE COMPANY                      ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, Connecticut                           Boston, Massachusetts 02266-8027




                               September 24, 2004

    This Statement of Additional Information ("SAI")is not a prospectus and should be read in conjunction with the prospectus, dated September 24, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


PHL Variable Insurance Company..........................................     2

Underwriter.............................................................     2

Disruptive Trading and Market Timing....................................     2

Performance History.....................................................     3

Calculation of Yield and Return.........................................    10

Calculation of Annuity Payments ........................................    11

Experts ................................................................    12

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                        INCEPTION DATE*  1 YEAR      5 YEARS   10 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/7/94      23.29%       -3.17%      N/A         4.22%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01     19.68%        N/A        N/A         5.25%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/97      17.75%       -3.96%      N/A         1.66%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01     17.58%        N/A        N/A        -3.75%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series       5/1/95      29.59%       15.74%      N/A        13.26%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/7/94      18.00%       -9.52%      N/A         3.06%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           8/15/00      37.61%        N/A        N/A        -13.67%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/7/94      -7.31%       1.54%       N/A         2.39%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/94       6.29%       6.59%       N/A         7.28%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/03        N/A         N/A        N/A        -5.23%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Rising Dividends Series                    8/12/02      10.73%        N/A        N/A         4.26%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series             8/12/02      11.90%        N/A        N/A         8.73%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series        8/12/02      21.28%        N/A        N/A        10.66%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series                    8/12/02      30.26%        N/A        N/A        18.47%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series                     8/12/02      20.25%        N/A        N/A        14.10%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                8/12/02       9.41%        N/A        N/A        11.29%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series               8/12/02      21.69%        N/A        N/A        13.98%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                 8/12/02      16.01%        N/A        N/A        10.79%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                12/20/99     12.43%        N/A        N/A        -13.25%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01     14.14%        N/A        N/A        -3.71%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01     16.39%        N/A        N/A         1.85%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series                           12/20/99     18.90%        N/A        N/A        -2.10%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/00      40.00%        N/A        N/A        -25.61%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                 3/2/98      18.96%       -1.92%      N/A         1.31%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/7/94      11.50%       2.06%       N/A         7.72%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Value Equity Series                      3/2/98      15.43%       3.63%       N/A         4.69%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00     24.20%        N/A        N/A         1.43%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/98      32.25%       8.79%       N/A         5.01%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/00     35.09%        N/A        N/A        14.78%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                      3/2/98      20.31%       -0.23%      N/A         3.00%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    1/29/96      28.60%       -4.02%      N/A         4.83%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series    8/12/02      44.46%        N/A        N/A        30.57%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       3/30/01      20.99%        N/A        N/A        -5.32%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                             3/30/01      16.62%        N/A        N/A        -8.79%
-------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                 6/5/00      26.11%        N/A        N/A        -15.88%
-------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         7/15/99      -5.72%        N/A        N/A         4.71%
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       7/15/99      13.80%        N/A        N/A         0.89%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Contrafund(R) Portfolio                      6/5/00      19.84%        N/A        N/A        -2.94%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Opportunities Portfolio               6/5/00      21.12%        N/A        N/A        -9.61%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Portfolio                             6/5/00      24.19%        N/A        N/A        -12.70%
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                             5/1/00      16.68%        N/A        N/A         5.73%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                         5/1/97      23.63%       -0.07%      N/A         2.22%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                          5/1/00      23.56%        N/A        N/A         1.40%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Juno Fund                            6/2/03        N/A         N/A        N/A        -2.28%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                            6/2/03        N/A         N/A        N/A        14.04%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                 6/2/03        N/A         N/A        N/A         7.81%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                    7/15/99      24.76%        N/A        N/A        -7.19%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                        10/29/01     19.64%        N/A        N/A        -1.51%
-------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99     38.94%        N/A        N/A        -26.27%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                               2/1/99      32.51%        N/A        N/A         8.02%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                            5/1/95      40.01%       8.64%       N/A        13.07%
-------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                             2/1/99      22.17%        N/A        N/A        12.46%
-------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                             5/1/95      34.46%       6.92%       N/A        14.20%
-------------------------------------------------------------------------------------------------------------------------

    *The date that the subaccount was added to the Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                        INCEPTION DATE*  1 YEAR      5 YEARS   10 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/7/94      23.09%       -3.31%      N/A         4.06%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01     19.49%         N/A       N/A         5.08%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/97      17.56%       -4.11%      N/A         1.51%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01     17.39%         N/A       N/A        -3.90%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series       5/1/95       29.38%       15.57%      N/A        13.09%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/7/94      17.81%       -9.66%      N/A         2.90%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           8/15/00      37.39%         N/A       N/A        -13.80%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/7/94      -7.45%        1.39%      N/A         2.24%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/94       6.11%        6.43%      N/A         7.11%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series      6/2/03         N/A          N/A       N/A        -5.32%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Rising Dividends Series                    8/12/02      10.55%         N/A       N/A         4.09%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series             8/12/02      11.72%         N/A       N/A         8.56%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series        8/12/02      21.08%         N/A       N/A        10.49%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series                    8/12/02      30.05%         N/A       N/A        18.28%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series                     8/12/02      20.06%         N/A       N/A        13.92%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                8/12/02       9.24%         N/A       N/A        11.11%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series               8/12/02      21.50%         N/A       N/A        13.80%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                 8/12/02      15.83%         N/A       N/A        10.61%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                12/20/99     12.25%         N/A       N/A        -13.39%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01     13.96%         N/A       N/A        -3.85%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01     16.20%         N/A       N/A         1.68%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series                           12/20/99     18.71%         N/A       N/A        -2.24%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/00      39.77%         N/A       N/A        -25.73%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                 3/2/98      18.77%       -2.07%      N/A         1.16%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/7/94      11.32%        1.90%      N/A         7.56%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Value Equity Series                      3/2/98      15.25%        3.48%      N/A         4.53%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00     24.00%         N/A       N/A         1.27%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/98      32.04%        8.62%      N/A         4.85%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/00     34.87%         N/A       N/A        14.61%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                      3/2/98      20.12%       -0.38%      N/A         2.84%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    1/29/96      28.39%       -4.17%      N/A         4.67%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series    8/12/02      44.23%         N/A       N/A        30.36%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       3/30/01      20.79%         N/A       N/A        -5.46%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                             3/30/01      16.43%         N/A       N/A        -8.93%
-------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                 6/5/00      25.90%         N/A       N/A        -16.01%
-------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         7/15/99      -5.88%         N/A       N/A         4.55%
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       7/15/99      13.62%         N/A       N/A         0.74%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Contrafund(R) Portfolio                      6/5/00      19.64%         N/A       N/A        -3.09%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Opportunities Portfolio               6/5/00      20.93%         N/A       N/A        -9.75%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Portfolio                             6/5/00      23.99%         N/A       N/A        -12.84%
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                             5/1/00      16.50%         N/A       N/A         5.57%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                         5/1/97      23.44%       -0.22%      N/A         2.06%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                          5/1/00      23.36%         N/A       N/A         1.25%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Juno Fund                            6/2/03        N/A          N/A       N/A        -2.38%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                            6/2/03        N/A          N/A       N/A        13.93%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                 6/2/03        N/A          N/A       N/A         7.71%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                    7/15/99      24.56%         N/A       N/A        -7.33%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                        10/29/01     19.45%         N/A       N/A        -1.67%
-------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99     38.72%         N/A       N/A        -26.38%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                               2/1/99      32.30%         N/A       N/A         7.86%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                            5/1/95      39.79%        8.48%      N/A        12.90%
-------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                             2/1/99      21.98%         N/A       N/A        12.29%
-------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                             5/1/95      34.25%        6.76%      N/A        14.03%
-------------------------------------------------------------------------------------------------------------------------

   *The date that the subaccount was added to the Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                        INCEPTION DATE*  1 YEAR      5 YEARS   10 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/7/94      22.90%       -3.46%      N/A         3.90%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01     19.30%         N/A       N/A         4.91%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/97      17.37%       -4.25%      N/A         1.35%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01     17.20%         N/A       N/A        -4.04%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series       5/1/95      29.18%       15.39%      N/A        12.92%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/7/94      17.62%       -9.80%      N/A         2.74%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           8/15/00      37.17%         N/A       N/A        -13.93%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/7/94      -7.59%        1.24%      N/A         2.09%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/94       5.94%        6.27%      N/A         6.95%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/03        N/A          N/A       N/A        -5.41%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Rising Dividends Series                    8/12/02      10.38%         N/A       N/A         3.92%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series             8/12/02      11.54%         N/A       N/A         8.38%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series        8/12/02      20.89%         N/A       N/A        10.31%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series                    8/12/02      29.84%         N/A       N/A        18.09%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series                     8/12/02      19.87%         N/A       N/A        13.73%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                8/12/02       9.06%         N/A       N/A        10.93%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series               8/12/02      21.30%         N/A       N/A        13.61%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                 8/12/02      15.64%         N/A       N/A        10.43%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                12/20/99     12.07%         N/A       N/A        -13.52%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01     13.77%         N/A       N/A        -4.00%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01     16.02%         N/A       N/A         1.52%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series                           12/20/99     18.52%         N/A       N/A        -2.39%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/00      39.55%         N/A       N/A        -25.84%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                 3/2/98      18.58%       -2.22%      N/A         1.01%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/7/94      11.14%        1.75%      N/A         7.40%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Value Equity Series                      3/2/98      15.06%        3.32%      N/A         4.37%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00     23.80%         N/A       N/A         1.12%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/98      31.83%        8.46%      N/A         4.69%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/00     34.66%         N/A       N/A        14.43%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                      3/2/98      19.92%       -0.53%      N/A         2.69%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    1/29/96      28.19%       -4.31%      N/A         4.51%
-------------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series    8/12/02      44.00%         N/A       N/A        30.15%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       3/30/01      20.60%         N/A       N/A        -5.61%
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                             3/30/01      16.24%         N/A       N/A        -9.07%
-------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                 6/5/00      25.70%         N/A       N/A        -16.14%
-------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         7/15/99      -6.03%         N/A       N/A         4.40%
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       7/15/99      13.43%         N/A       N/A         0.59%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Contrafund(R) Portfolio                      6/5/00      19.45%         N/A       N/A        -3.23%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Opportunities Portfolio               6/5/00      20.74%         N/A       N/A        -9.89%
-------------------------------------------------------------------------------------------------------------------------
  VIP Fidelity Growth Portfolio                             6/5/00      23.80%         N/A       N/A        -12.97%
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                             5/1/00      16.31%         N/A       N/A         5.41%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                         5/1/97      23.24%       -0.37%      N/A         1.91%
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                          5/1/00      23.16%         N/A       N/A         1.10%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Juno Fund                            6/2/03        N/A          N/A       N/A        -2.47%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                            6/2/03        N/A          N/A       N/A        13.82%
-------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                 6/2/03        N/A          N/A       N/A         7.61%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                    7/15/99      24.36%         N/A       N/A        -7.47%
-------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                        10/29/01     19.26%         N/A       N/A        -1.83%
-------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99     38.50%         N/A       N/A        -26.49%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                               2/1/99      32.09%         N/A       N/A         7.69%
-------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                            5/1/95      39.57%        8.32%      N/A        12.73%
-------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                             2/1/99      21.78%         N/A       N/A        12.12%
-------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                             5/1/95      34.03%        6.59%      N/A        13.86%
-------------------------------------------------------------------------------------------------------------------------

   *The date that the subaccount was added to the Separate Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                        1994    1995    1996    1997    1998    1999   2000    2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                -1.58%   7.81%  16.71%  10.22%  25.85%  27.40% -17.19% -25.30%  -16.21%  29.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -12.36%  26.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                     29.53%  16.89% -12.92% -13.36%  -24.95%  24.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                     -26.30%  23.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  30.93%  20.07% -22.50%   3.07%  28.66%   4.86%   10.23%  35.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               -0.19%  28.76%  10.74%  19.11%  27.89%  27.57% -19.13% -35.67%  -26.05%  24.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.94%  -29.98%  44.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   2.15%   3.98%   3.30%   3.47%   3.38%   3.11%   4.31%   2.11%   -0.25%  -0.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     -7.01%  21.53%  10.57%   9.28%  -5.72%   3.73%   4.74%   4.34%    8.18%  12.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                             27.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         36.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          26.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     15.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                           -12.62% -25.11%  -30.02%  18.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                   -22.10%  20.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                             -15.27%  22.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                       -7.10%  -7.53%  -16.90%  25.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -34.17%  -38.61%  46.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                    15.10%  -8.14%  -9.69%  -23.79%  25.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series         -3.05%  16.31%   7.26%  18.77%  18.82%   9.45%  -1.06%   0.19%  -13.04%  17.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                         22.31%  30.03% -19.32%  -23.22%  21.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -8.38%  -15.88%  30.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                              -11.76%  15.00%  20.96%  -10.06%  38.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             13.85%  -10.05%  41.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                         43.27%  11.89% -26.37%  -33.61%  26.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                        15.27%  42.34%  52.48% -12.92% -28.57%  -36.05%  35.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                                                                                       50.86%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.82%  33.47%  15.64%  11.65%  17.35%  42.25% -12.36% -24.55%  -25.61%  27.39%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          2.34%  34.03%  13.13%  21.67%  30.24%  27.77% -16.04% -14.00%  -31.41%  23.02%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            10.19%  17.72%  55.25%  75.15% -26.07% -17.33%  -35.00%  32.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              6.99%   2.48%   6.80%   5.90%  -2.22%   9.17%   5.27%    7.25%   0.68%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           18.42%  12.43%  11.97%   1.02%   0.64% -10.51%  -0.30%   -0.28%  20.20%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                 27.81%  22.12%  -8.24% -13.81%  -10.92%  26.24%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                          22.47%   2.48% -18.54% -15.86%  -23.21%  27.52%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                        37.10%  35.04% -12.52% -19.08%  -31.35%  30.59%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                15.52%  -1.82%  11.72%  11.40%   5.28%  -13.27%  23.08%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    -4.09%  13.60%  21.72%  11.80%   7.26%  21.24%  -3.96% -17.39%  -19.91%  30.03%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             10.60%  18.98%  11.37%   6.93%  18.86%  -0.18%  -2.93%  -19.84%  29.96%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                       27.94%  21.25% -21.60% -24.84%  -36.78%  36.91%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     27.76%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                19.62%  25.55% -18.02% -25.93%  -22.89%  31.16%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                    26.61%  18.42% -10.72% -13.65%  -23.60%  26.04%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                -24.84% -49.71%  -49.81%  45.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -3.18% -27.83%  -16.69%  38.91%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       29.87%  -3.08%  14.44% 122.82% -29.04% -22.57%  -15.25%  46.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         7.67%   7.29%   -9.14%  28.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        44.22%  27.32%   6.92%  23.04%  -9.67%   9.55%  -18.18%  40.86%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                     1994     1995    1996    1997     1998    1999     2000    2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -1.73%   7.65%   16.54%  10.05%  25.66%  27.21%  -17.32%  -25.42%  -16.34%  29.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -12.50%  25.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                   29.34%  16.71%  -13.05%  -13.49%  -25.06%  23.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                     -26.42%  23.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                             30.74%  19.89%  -22.62%  2.91%   28.47%   4.70%   10.07%  35.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            -0.34%   28.57%  10.57%  18.93%  27.70%  27.38%  -19.25%  -35.77%  -26.17%  24.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -28.05%  -30.09%  43.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.00%   3.82%    3.15%   3.31%   3.22%   2.96%    4.15%   1.95%   -0.40%   -1.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -7.15%   21.35%  10.41%   9.11%  -5.86%   3.58%    4.59%   4.18%    8.02%   12.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         16.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                             27.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         36.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          26.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     15.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    27.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                          -12.76%  -25.22%  -30.12%  18.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                   -22.22%  20.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                             -15.40%  22.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                      -7.24%   -7.67%  -17.02%  25.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -34.27%  -38.70%  46.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                  14.93%   -8.27%   -9.82%  -23.91%  25.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -3.19%  16.14%    7.10%  18.59%   18.64%  9.28%   -1.20%    0.04%  -13.17%  17.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                       22.12%   29.84%  -19.44%  -23.34%  21.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -8.52%  -16.01%  30.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                            -11.89%   14.83%   20.78%  -10.20%  38.44%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             13.68%  -10.18%  41.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                       43.06%   11.73%  -26.48%  -33.72%  26.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                      15.10%  42.13%  52.25%  -13.05%  -28.68%  -36.15%  34.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                                                                                       50.63%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.67%   33.27%  15.47%  11.48%  17.18%   42.04%  -12.50% -24.66%  -25.72%  27.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.18%   33.83%  12.95%  21.48%  30.05%   27.58%  -16.17% -14.13%  -31.52%  22.83%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          10.02%  17.54%  55.02%   74.89%  -26.18% -17.45%  -35.10%  32.30%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            6.83%    2.33%   6.64%   5.74%   -2.37%   9.01%   5.11%    7.08%   0.52%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         18.24%   12.26%  11.80%   0.87%   0.49%  -10.65%  -0.45%   -0.44%  20.02%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                27.62%  21.93%   -8.38%  -13.94%  -11.06% 26.04%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                         22.29%   2.32%  -18.66%  -15.99%  -23.32% 27.33%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                       36.89%  34.84%  -12.65%  -19.21%  -31.46% 30.39%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                               15.35%  -1.97%   11.55%  11.23%   5.12%   -13.40% 22.90%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -4.23%   13.43%   21.54%  11.64%   7.10%   21.05%  -4.11%  -17.51%  -20.03% 29.84%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           10.44%   18.80%  11.20%   6.76%   18.68%  -0.33%   -3.08%  -19.96% 29.76%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                      27.75%   21.07%  -21.72% -24.95%  -36.87% 36.70%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     27.57%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                               19.44%   25.36%  -18.14% -26.04%  -23.01% 30.96%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                   26.42%   18.24%  -10.85% -13.78%  -23.72% 25.85%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                 -24.96% -49.78%  -49.89% 45.12%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -3.33%  -27.94%  -16.82% 38.70%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      29.67%  -3.22%  14.26%  122.49%  -29.14% -22.69%  -15.38% 46.19%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         7.51%   7.13%   -9.28%  28.38%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       44.00%  27.13%   6.75%   22.85%  -9.80%   9.38%   -18.31% 40.65%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE



                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

------------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                      1994     1995    1996    1997    1998     1999    2000     2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              -1.88%   7.48%   16.36%   9.89%  25.47%   27.02%  -17.44% -25.53%  -16.47% 29.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                     -12.63% 25.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                    29.14%   16.54%  -13.18% -13.62%  -25.18% 23.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                      -26.53% 23.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                              30.54%  19.71% -22.73%   2.76%    28.28%  4.54%    9.90%  35.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             -0.49%   28.38%  10.40%  18.76%  27.51%   27.18%  -19.37% -35.86%  -26.28% 24.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                               -28.16%  -30.20% 43.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 1.84%   3.67%    2.99%   3.16%   3.07%   2.80%    4.00%   1.80%   -0.56%  -1.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   -7.29%   21.17%  10.24%   8.95%  -6.00%   3.42%    4.43%   4.02%    7.85%  12.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         16.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  17.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                             27.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         36.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          26.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     15.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    27.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                            -12.89% -25.33%  -30.23% 18.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                    -22.34% 20.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                              -15.52% 22.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                       -7.38%   -7.81%  -17.15% 24.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                  -34.37%  -38.80% 45.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                    14.76%  -8.41%   -9.96%  -24.03% 24.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series       -3.34%   15.97%   6.94%  18.42%  18.47%   9.12%   -1.35%   -0.12%  -13.30% 17.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                         21.94%  29.65%  -19.56%  -23.46% 21.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                 -8.65%  -16.14% 30.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                              -12.02%  14.66%   20.59%  -10.33% 38.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                              13.51%  -10.32% 41.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                         42.84%  11.56%  -26.59%  -33.82% 26.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                       14.92%  41.92%   52.02%  -13.18% -28.78%  -36.25% 34.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                                                                                       50.40%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  0.52%   33.07%  15.29%  11.31%  17.00%   41.82%  -12.63% -24.78%  -25.83% 27.00%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        2.03%   33.63%  12.78%  21.30%  29.85%   27.39%  -16.29% -14.26%  -31.62% 22.64%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            9.86%  17.37%  54.79%   74.63%  -26.29% -17.58%  -35.20% 32.10%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            6.67%    2.17%   6.48%   5.58%   -2.51%   8.85%   4.95%    6.92%   0.37%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          18.06%  12.09%  11.63%   0.72%   0.34%   -10.78%  -0.60%  -0.59%  19.83%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                27.43%   21.75%  -8.51%  -14.07%  -11.19% 25.85%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                         22.10%   2.17%   -18.78% -16.11%  -23.44% 27.14%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                       36.69%   34.64%  -12.78% -19.33%  -31.56% 30.20%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                               15.17%  -2.12%   11.39%  11.07%   4.96%   -13.53% 22.71%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  -4.38%   13.26%  21.36%  11.47%   6.94%   20.87%  -4.25%  -17.64%  -20.15% 29.64%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            10.27%  18.62%  11.03%   6.60%   18.50%  -0.48%   -3.22%  -20.08% 29.56%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                      27.56%   20.88%  -21.84% -25.07%  -36.97% 36.49%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     27.38%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                               19.26%   25.17%  -18.26% -26.15%  -23.13% 30.76%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                   26.23%   18.06%  -10.98% -13.91%  -23.83% 25.66%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                 -25.07% -49.86%  -49.97% 44.90%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -3.47%  -28.05%  -16.95% 38.49%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      29.48%  -3.37%  14.09%  122.16%  -29.25% -22.81%  -15.51% 45.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         7.35%   6.97%   -9.42%  28.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       43.79%  26.94%   6.60%   22.67%  -9.94%   9.22%   -18.43% 40.43%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:
    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:

DEATH BENEFIT OPTION 1 CONTRACTS:
Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period: $ 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:.......         0.999818
Calculation:
  Ending account value...........................         0.999818
  Less beginning account value...................         1.000000
  Net change in account value....................        -0.000182
Base period return:
(net change/beginning account value).............        -0.000182
Current yield = return x (365/7) =...............           -0.95%
Effective yield = [(1 + return)(365/7)] -1 =.....           -0.95%

DEATH BENEFIT OPTION 2 CONTRACTS:
Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:      $ 1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:.......         0.999789
Calculation:
  Ending account value...........................         0.999789
  Less beginning account value...................         1.000000
  Net change in account value....................        -0.000211
Base period return:
(net change/beginning account value).............        -0.000211
Current yield = return x (365/7) =...............            -1.10%
Effective yield = [(1 + return)(365/7)] -1 =.....            -1.10%

DEATH BENEFIT OPTION 3 CONTRACTS:
Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period: $ 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:.......         0.999759
Calculation:
  Ending account value...........................         0.999759
  Less beginning account value...................         1.000000
  Net change in account value....................        -0.000241
Base period return:
(net change/beginning account value).............        -0.000241
Current yield = return x (365/7) =...............           -1.26%
Effective yield = [(1 + return)(365/7)] -1 =.....           -1.25%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
  II    =   a hypothetical initial payment of $1,000
  R     =   average annual total return for the period
  n     =   number of years in the period
  ERV   =   ending redeemable value of the hypothetical $1,000 for the period
            [see (2) and (3) above]

We normally calculate total return for one, five and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (DJIA)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)), PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)), PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)), and PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statement of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                         [LOGO] PHOENIX
                                                       WEALTH MANAGEMENT(R)





                PHOENIX
               INVESTOR'S
                EDGE(R)

--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------


                        PHL VARIABLE ACCUMULATION ACCOUNT
                        DECEMBER 31, 2003













                                                                   DEATH BENEFIT
                                                                      OPTION 1
--------------------------------------------------------------------------------
VA0445AR1 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                             PHOENIX-                                 PHOENIX-ALLIANCE/       PHOENIX-ALLIANCE/
                                             ABERDEEN             PHOENIX-AIM             BERNSTEIN               BERNSTEIN
                                          INTERNATIONAL          MID-CAP EQUITY         ENHANCED INDEX          GROWTH + VALUE
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          178,585      $        273,505      $           91,133      $          360,758
                                        ==================      ================      ==================      ==================
   Investment at market                 $          228,839      $        327,882      $          103,891      $          398,264
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 228,839               327,882                 103,891                 398,264
LIABILITIES
   Accrued expenses                                    374                   469                     151                     543
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          228,465      $        327,413      $          103,740      $          397,721
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     102,733               142,036                  54,819                 213,266
                                        ==================      ================      ==================      ==================
Unit value                              $         2.223879      $       2.305159      $         1.892425      $         1.864910
                                        ==================      ================      ==================      ==================

                                                                                           PHOENIX-
                                          PHOENIX-DUFF &            PHOENIX-            ENGEMANN SMALL             PHOENIX-
                                            PHELPS REAL             ENGEMANN              & MID-CAP             GOODWIN MONEY
                                        ESTATE SECURITIES        CAPITAL GROWTH             GROWTH                  MARKET
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          853,664      $        695,304      $          315,183      $          786,600
                                        ==================      ================      ==================      ==================
   Investment at market                 $          958,679      $        728,991      $          355,417      $          786,600
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 958,679               728,991                 355,417                 786,600
LIABILITIES
   Accrued expenses                                  1,360                   902                     508                   1,404
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          957,319      $        728,089      $          354,909      $          785,196
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     312,387               392,090                 167,016                 397,437
                                        ==================      ================      ==================      ==================
Unit value                              $         3.064533      $       1.856944      $         2.124994      $         1.975652
                                        ==================      ================      ==================      ==================

                                             PHOENIX-               PHOENIX-
                                          GOODWIN MULTI-         GOODWIN MULTI-
                                           SECTOR FIXED           SECTOR SHORT          PHOENIX-JANUS           PHOENIX-KAYNE
                                              INCOME               TERM BOND           FLEXIBLE INCOME         RISING DIVIDENDS
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $        1,265,672      $      1,632,754      $        1,338,641      $          453,515
                                        ==================      ================      ==================      ==================
   Investment at market                 $        1,314,912      $      1,646,865      $        1,329,937      $          505,652
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                               1,314,912             1,646,865               1,329,937                 505,652
LIABILITIES
   Accrued expenses                                  1,620                 2,317                   1,871                     704
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $        1,313,292      $      1,644,548      $        1,328,066      $          504,948
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     540,008             1,612,758                 591,710                 224,694
                                        ==================      ================      ==================      ==================
Unit value                              $         2.431984      $       1.019712      $         2.244453      $         2.247277
                                        ==================      ================      ==================      ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                           PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL          PHOENIX-LAZARD          PHOENIX-LAZARD
                                           QUALITY VALUE         EQUITY SELECT         SMALL-CAP VALUE          U.S. MULTI-CAP
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          116,018      $        394,488      $          233,525      $          103,713
                                        ==================      ================      ==================      ==================
   Investment at market                 $          134,504      $        454,798      $          276,901      $          118,771
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 134,504               454,798                 276,901                 118,771
LIABILITIES
   Accrued expenses                                    190                   628                     395                     173
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          134,314      $        454,170      $          276,506      $          118,598
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                      56,568               186,902                 104,025                  46,887
                                        ==================      ================      ==================      ==================
Unit value                              $         2.374413      $       2.430000      $         2.658077      $         2.529507
                                        ==================      ================      ==================      ==================

                                           PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                           ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP         INVESTORS GROWTH
                                            DEBENTURE                VALUE                  VALUE                   STOCK
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          929,821      $        843,041      $          490,366      $          496,131
                                        ==================      ================      ==================      ==================
   Investment at market                 $          983,095      $        962,476      $          565,427      $          553,504
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 983,095               962,476                 565,427                 553,504
LIABILITIES
   Accrued expenses                                  1,464                 1,331                     784                     763
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          981,631      $        961,145      $          564,643      $          552,741
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     401,004               380,490                 232,025                 325,495
                                        ==================      ================      ==================      ==================
Unit value                              $         2.447932      $       2.526081      $         2.433543      $         1.698157
                                        ==================      ================      ==================      ==================

                                                                                                                   PHOENIX-
                                                                                                                   NORTHERN
                                            PHOENIX-MFS            PHOENIX-MFS             PHOENIX-               NASDAQ-100
                                          INVESTORS TRUST            VALUE             NORTHERN DOW 30             INDEX(R)
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          151,273      $        664,308      $          548,002      $          660,777
                                        ==================      ================      ==================      ==================
   Investment at market                 $          166,392      $        775,975      $          618,410      $          778,484
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 166,392               775,975                 618,410                 778,484
LIABILITIES
   Accrued expenses                                    241                 1,109                     844                   1,072
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          166,151      $        774,866      $          617,566      $          777,412
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                      87,251               363,265                 289,195                 430,039
                                        ==================      ================      ==================      ==================
Unit value                              $         1.904281      $       2.133058      $         2.135471      $         1.807773
                                        ==================      ================      ==================      ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                   PHOENIX-
                                             PHOENIX-              OAKHURST                PHOENIX-            PHOENIX-SANFORD
                                         OAKHURST GROWTH           STRATEGIC            OAKHURST VALUE         BERNSTEIN GLOBAL
                                            AND INCOME             ALLOCATION               EQUITY                  VALUE
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          676,259      $      1,901,164      $          434,982      $          179,587
                                        ==================      ================      ==================      ==================
   Investment at market                 $          775,529      $      2,085,716      $          479,621      $          201,877
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 775,529             2,085,716                 479,621                 201,877
LIABILITIES
   Accrued expenses                                  1,110                 2,951                     678                     270
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          774,419      $      2,082,765      $          478,943      $          201,607
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     398,637             1,003,524                 248,463                  90,043
                                        ==================      ================      ==================      ==================
Unit value                              $         1.942663      $       2.075452      $         1.927629      $         2.239022
                                        ==================      ================      ==================      ==================

                                         PHOENIX-SANFORD        PHOENIX-SANFORD
                                          BERNSTEIN MID-        BERNSTEIN SMALL-        PHOENIX-SENECA          PHOENIX-SENECA
                                            CAP VALUE              CAP VALUE            MID-CAP GROWTH         STRATEGIC THEME
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $        1,094,983      $        807,278      $          292,833      $           95,364
                                        ==================      ================      ==================      ==================
   Investment at market                 $        1,301,830      $      1,006,857      $          331,468      $          104,423
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                               1,301,830             1,006,857                 331,468                 104,423
LIABILITIES
   Accrued expenses                                  1,856                 1,439                     473                     152
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $        1,299,974      $      1,005,418      $          330,995      $          104,271
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     489,986               371,019                 192,587                  58,747
                                        ==================      ================      ==================      ==================
Unit value                              $         2.653091      $       2.709882      $         1.718680      $         1.774914
                                        ==================      ================      ==================      ==================

                                           PHOENIX-STATE
                                          STREET RESEARCH                                                       ALGER AMERICAN
                                             SMALL-CAP          AIM V.I. CAPITAL       AIM V.I. PREMIER           LEVERAGED
                                              GROWTH              APPRECIATION              EQUITY                  ALLCAP
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          252,236      $        313,051      $          115,384      $          402,222
                                        ==================      ================      ==================      ==================
   Investment at market                 $          265,658      $        360,869      $          126,801      $          450,736
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 265,658               360,869                 126,801                 450,736
LIABILITIES
   Accrued expenses                                    385                   516                     179                     645
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          265,273      $        360,353      $          126,622      $          450,091
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                      87,745               185,133                  73,717                 254,754
                                        ==================      ================      ==================      ==================
Unit value                              $         3.023220      $       1.946453      $         1.717667      $         1.766764
                                        ==================      ================      ==================      ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                          FEDERATED FUND         FEDERATED HIGH
                                             FOR U.S.              INCOME BOND
                                            GOVERNMENT             FUND II --                                     VIP GROWTH
                                          SECURITIES II          PRIMARY SHARES        VIP CONTRAFUND(R)        OPPORTUNITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $        4,540,986      $      1,504,195      $        1,641,445      $           43,687
                                        ==================      ================      ==================      ==================
   Investment at market                 $        4,536,561      $      1,642,598      $        1,923,380      $           53,576
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                               4,536,561             1,642,598               1,923,380                  53,576
LIABILITIES
   Accrued expenses                                  6,614                 2,502                   2,670                      77
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $        4,529,947      $      1,640,096      $        1,920,710      $           53,499
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                   2,116,919               687,713                 832,519                  26,879
                                        ==================      ================      ==================      ==================
Unit value                              $         2.139878      $       2.384855      $         2.307108      $         1.990350
                                        ==================      ================      ==================      ==================

                                                                                          TEMPLETON               TEMPLETON
                                                                  MUTUAL SHARES            FOREIGN                 GROWTH
                                            VIP GROWTH             SECURITIES             SECURITIES              SECURITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $          292,672      $      1,782,863      $          355,545      $        1,589,679
                                        ==================      ================      ==================      ==================
   Investment at market                 $          326,601      $      2,095,031      $          419,843      $        1,984,072
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                                 326,601             2,095,031                 419,843               1,984,072
LIABILITIES
   Accrued expenses                                    464                 2,893                     563                   2,789
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $          326,137      $      2,092,138      $          419,280      $        1,981,283
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     179,682               951,762                 197,429                 933,958
                                        ==================      ================      ==================      ==================
Unit value                              $         1.815083      $       2.198175      $         2.123704      $         2.121384
                                        ==================      ================      ==================      ==================

                                                                                        RYDEX VARIABLE           SCUDDER VIT
                                          RYDEX VARIABLE         RYDEX VARIABLE          TRUST SECTOR           EAFE(R) EQUITY
                                            TRUST JUNO             TRUST NOVA              ROTATION                 INDEX
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $        2,422,605      $        753,419      $           38,740      $          380,719
                                        ==================      ================      ==================      ==================
   Investment at market                 $        2,358,696      $        822,370      $           41,483      $          455,909
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                               2,358,696               822,370                  41,483                 455,909
LIABILITIES
   Accrued expenses                                  3,502                   832                      59                     639
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $        2,355,194      $        821,538      $           41,424      $          455,270
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                   2,244,851               677,631                  36,017                 222,153
                                        ==================      ================      ==================      ==================
Unit value                              $         1.049154      $       1.212368      $         1.150138      $         2.049356
                                        ==================      ================      ==================      ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                    WANGER
                                            SCUDDER VIT                                 WANGER FOREIGN          INTERNATIONAL
                                         EQUITY 500 INDEX          TECHNOLOGY                FORTY                SMALL CAP
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------      ----------------      ------------------      ------------------
ASSETS
   Investment at cost                   $        1,504,593      $        122,155      $           75,786      $          926,696
                                        ==================      ================      ==================      ==================
   Investment at market                 $        1,669,204      $        134,867      $           91,197      $        1,305,591
                                        ------------------      ----------------      ------------------      ------------------
      Total assets                               1,669,204               134,867                  91,197               1,305,591
LIABILITIES
   Accrued expenses                                  1,860                   194                     129                   1,842
                                        ------------------      ----------------      ------------------      ------------------
NET ASSETS                              $        1,667,344      $        134,673      $           91,068      $        1,303,749
                                        ==================      ================      ==================      ==================
Accumulation units outstanding                     852,457                91,859                  38,010                 516,141
                                        ==================      ================      ==================      ==================
Unit value                              $         1.955929      $       1.466089      $         2.395898      $         2.525953
                                        ==================      ================      ==================      ==================

                                                                   WANGER U.S.
                                                                    SMALLER
                                           WANGER TWENTY           COMPANIES
                                            SUBACCOUNT             SUBACCOUNT
                                        ------------------      ----------------
ASSETS
   Investment at cost                   $          412,162      $      1,412,858
                                        ==================      ================
   Investment at market                 $          468,415      $      1,844,676
                                        ------------------      ----------------
      Total assets                                 468,415             1,844,676
LIABILITIES
   Accrued expenses                                    679                 2,612
                                        ------------------      ----------------
NET ASSETS                              $          467,736      $      1,842,064
                                        ==================      ================
Accumulation units outstanding                     190,278               751,291
                                        ==================      ================
Unit value                              $         2.458180      $       2.451868
                                        ==================      ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                        PHOENIX-                            PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        ABERDEEN          PHOENIX-AIM           BERNSTEIN            BERNSTEIN
                                                     INTERNATIONAL       MID-CAP EQUITY      ENHANCED INDEX       GROWTH + VALUE
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $           3,345    $              -    $             755    $           1,466
Expenses
   Mortality and expense fees                                  3,019               3,554                1,007                2,790
   Indexing (gain) loss                                          168                 113                   27                   79
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                     158              (3,667)                (279)              (1,403)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions              26,369                 (89)              (1,343)              (1,114)
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                              56,606              60,647               15,193               41,433
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                82,975              60,558               13,850               40,319
Net increase (decrease) in net assets resulting
   from operations                                 $          83,133    $         56,891    $          13,571    $          38,916
                                                   =================    ================    =================    =================

                                                                                                PHOENIX-
                                                     PHOENIX-DUFF &         PHOENIX-         ENGEMANN SMALL           PHOENIX-
                                                      PHELPS REAL           ENGEMANN           & MID-CAP           GOODWIN MONEY
                                                   ESTATE SECURITIES     CAPITAL GROWTH          GROWTH                MARKET
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $          16,352    $            128    $               -    $           8,413
Expenses
   Mortality and expense fees                                  6,626               3,544                2,322               20,631
   Indexing (gain) loss                                          242                  95                   79                  165
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                   9,484              (3,511)              (2,401)             (12,383)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions               1,579                 105                  104                    -
Net realized gain distribution from Fund                      24,818                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             105,840              55,172               47,101                    -
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               132,237              55,277               47,205                    -
Net increase (decrease) in net assets resulting
   from operations                                 $         141,721    $         51,766    $          44,804    $         (12,383)
                                                   =================    ================    =================    =================

                                                        PHOENIX-            PHOENIX-
                                                     GOODWIN MULTI-      GOODWIN MULTI-
                                                      SECTOR FIXED        SECTOR SHORT        PHOENIX-JANUS       PHOENIX-KAYNE
                                                         INCOME             TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                       SUBACCOUNT         SUBACCOUNT(1)         SUBACCOUNT          SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $          52,064    $         24,160    $          33,402    $           2,505
Expenses
   Mortality and expense fees                                 11,380               5,773               13,945                4,347
   Indexing (gain) loss                                          185                  88                  162                  110
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  40,499              18,299               19,295               (1,952)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                 971                 138                  398                  273
Net realized gain distribution from Fund                           -                   -               26,398                3,097
Net change in unrealized appreciation
   (depreciation) on investments                              45,466              14,111              (13,519)              52,808
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                46,437              14,249               13,277               56,178
Net increase (decrease) in net assets resulting
   from operations                                 $          86,936    $         32,548    $          32,572    $          54,226
                                                   =================    ================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-KAYNE       PHOENIX-LAZARD
                                                       SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                     QUALITY VALUE       EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $             976    $          2,385    $             203    $             442
Expenses
   Mortality and expense fees                                  1,265               2,822                1,889                1,032
   Indexing (gain) loss                                           44                  91                   80                   32
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                    (333)               (528)              (1,766)                (622)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                  36                 108                   40                    3
Net realized gain distribution from Fund                          99                 394                2,502                2,267
Net change in unrealized appreciation
   (depreciation) on investments                              18,564              60,297               43,592               15,327
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                18,699              60,799               46,134               17,597
Net increase (decrease) in net assets resulting
   from operations                                 $          18,366    $         60,271    $          44,368    $          16,975
                                                   =================    ================    =================    =================

                                                      PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD          PHOENIX-MFS
                                                      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                       DEBENTURE             VALUE               VALUE                 STOCK
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $          37,036    $          3,703    $           2,316    $               -
Expenses
   Mortality and expense fees                                 10,179               6,379                4,113                4,984
   Indexing (gain) loss                                          197                 204                  143                  134
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  26,660              (2,880)              (1,940)              (5,118)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions               2,120                 (60)                  67                 (230)
Net realized gain distribution from Fund                       8,064               1,800                2,850                    -
Net change in unrealized appreciation
   (depreciation) on investments                              52,926             120,406               75,209               65,294
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                63,110             122,146               78,126               65,064
Net increase (decrease) in net assets resulting
   from operations                                 $          89,770    $        119,266    $          76,186    $          59,946
                                                   =================    ================    =================    =================

                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                      PHOENIX-MFS          PHOENIX-MFS          PHOENIX-             NASDAQ-100
                                                    INVESTORS TRUST          VALUE           NORTHERN DOW 30          INDEX(R)
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $             726    $          9,196    $           5,081    $               -
Expenses
   Mortality and expense fees                                  1,130               7,232                4,311                5,506
   Indexing (gain) loss                                           34                 213                  123                  203
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                    (438)              1,751                  647               (5,709)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                   7                 297              (10,542)              (1,480)
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                              16,356             117,882               75,709              119,305
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                16,363             118,179               65,167              117,825
Net increase (decrease) in net assets resulting
   from operations                                 $          15,925    $        119,930    $          65,814    $         112,116
                                                   =================    ================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                        PHOENIX-           OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                    OAKHURST GROWTH        STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                       AND INCOME          ALLOCATION            EQUITY               VALUE
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $           5,752    $         37,704    $           2,506    $           2,365
Expenses
   Mortality and expense fees                                  7,401              21,274                4,468                1,130
   Indexing (gain) loss                                          212                 473                  114                   40
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  (1,861)             15,957               (2,076)               1,195
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                 238              15,041                 (114)                (203)
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             119,340             202,508               62,221               22,659
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               119,578             217,549               62,107               22,456
Net increase (decrease) in net assets resulting
   from operations                                 $         117,717    $        233,506    $          60,031    $          23,651
                                                   =================    ================    =================    =================

                                                    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                       CAP VALUE           CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $           2,012    $              -    $               -    $               -
Expenses
   Mortality and expense fees                                 12,366              11,149                3,595                  649
   Indexing (gain) loss                                          457                 422                  101                   22
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                 (10,811)            (11,571)              (3,696)                (671)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions               1,646               5,072                  474                1,330
Net realized gain distribution from Fund                      38,333              15,229                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             259,177             258,908               52,538                9,686
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               299,156             279,209               53,012               11,016
Net increase (decrease) in net assets resulting
   from operations                                 $         288,345    $        267,638    $          49,316    $          10,345
                                                   =================    ================    =================    =================

                                                     PHOENIX-STATE
                                                    STREET RESEARCH                                               ALGER AMERICAN
                                                       SMALL-CAP        AIM V.I. CAPITAL    AIM V.I. PREMIER        LEVERAGED
                                                         GROWTH           APPRECIATION           EQUITY               ALLCAP
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $               -    $              -    $             330    $               -
Expenses
   Mortality and expense fees                                  1,413               2,744                1,138                4,062
   Indexing (gain) loss                                           47                  91                   34                  118
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  (1,460)             (2,835)                (842)              (4,180)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                   6                (644)                  59                1,921
Net realized gain distribution from Fund                      14,065                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                              13,616              48,892               16,206               63,249
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                27,687              48,248               16,265               65,170
Net increase (decrease) in net assets resulting
   from operations                                 $          26,227    $         45,413    $          15,423    $          60,990
                                                   =================    ================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     FEDERATED FUND      FEDERATED HIGH
                                                        FOR U.S.           INCOME BOND
                                                       GOVERNMENT          FUND II --                               VIP GROWTH
                                                     SECURITIES II       PRIMARY SHARES     VIP CONTRAFUND(R)      OPPORTUNITIES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $          92,048    $         25,734    $           1,685    $             231
Expenses
   Mortality and expense fees                                 58,295              14,701               16,168                  678
   Indexing (gain) loss                                          502                 286                  488                   20
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  33,251              10,747              (14,971)                (467)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                 510              (4,897)                (783)                (373)
Net realized gain distribution from Fund                      11,938                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             (28,118)            135,615              288,484               11,236
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               (15,670)            130,718              287,701               10,863
Net increase (decrease) in net assets resulting
   from operations                                 $          17,581    $        141,465    $         272,730    $          10,396
                                                   =================    ================    =================    =================

                                                                                               TEMPLETON            TEMPLETON
                                                                         MUTUAL SHARES          FOREIGN              GROWTH
                                                       VIP GROWTH          SECURITIES          SECURITIES           SECURITIES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $             139    $         12,159    $           3,453    $          18,908
Expenses
   Mortality and expense fees                                  2,737              18,934                3,817               18,812
   Indexing (gain) loss                                           87                 504                  123                  625
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  (2,685)             (7,279)                (487)                (529)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions                (109)               (177)              18,941               (2,472)
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                              49,167             316,968               71,251              412,600
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                                49,058             316,791               90,192              410,128
Net increase (decrease) in net assets resulting
   from operations                                 $          46,373    $        309,512    $          89,705    $         409,599
                                                   =================    ================    =================    =================

                                                                                             RYDEX VARIABLE         SCUDDER VIT
                                                     RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                       TRUST JUNO          TRUST NOVA           ROTATION               INDEX
                                                      SUBACCOUNT(2)       SUBACCOUNT(1)       SUBACCOUNT(2)          SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $               -    $              -    $               -    $           3,970
Expenses
   Mortality and expense fees                                 11,692               2,155                  188                3,113
   Indexing (gain) loss                                           52                  90                    5                  105
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                 (11,744)             (2,245)                (193)                 752
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions               1,789                 553                    1                  659
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             (63,909)             68,951                2,743               77,363
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               (62,120)             69,504                2,744               78,022
Net increase (decrease) in net assets resulting
   from operations                                 $         (73,864)   $         67,259    $           2,551    $          78,774
                                                   =================    ================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      WANGER
                                                       SCUDDER VIT                           WANGER FOREIGN        INTERNATIONAL
                                                    EQUITY 500 INDEX       TECHNOLOGY            FORTY               SMALL CAP
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   -----------------    ----------------    -----------------    -----------------
Investment income
   Distributions                                   $           4,582    $              -    $              58    $           1,296
Expenses
   Mortality and expense fees                                 10,081                 837                  571               12,153
   Indexing (gain) loss                                          166                  27                   26                  519
                                                   -----------------    ----------------    -----------------    -----------------
Net investment income (loss)                                  (5,665)               (864)                (539)             (11,376)
                                                   -----------------    ----------------    -----------------    -----------------
Net realized gain (loss) from share transactions              (4,071)                  3                   98                5,578
Net realized gain distribution from Fund                           -                   -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             172,800              14,387               16,529              382,044
                                                   -----------------    ----------------    -----------------    -----------------
Net gain (loss) on investments                               168,729              14,390               16,627              387,622
Net increase (decrease) in net assets resulting
   from operations                                 $         163,064    $         13,526    $          16,088    $         376,246
                                                   =================    ================    =================    =================

                                                                           WANGER U.S.
                                                                            SMALLER
                                                     WANGER TWENTY         COMPANIES
                                                      SUBACCOUNT           SUBACCOUNT
                                                   -----------------    ----------------
Investment income
   Distributions                                   $               -    $              -
Expenses
   Mortality and expense fees                                  3,924              17,252
   Indexing (gain) loss                                          102                 719
                                                   -----------------    ----------------
Net investment income (loss)                                  (4,026)            (17,971)
                                                   -----------------    ----------------
Net realized gain (loss) from share transactions                 755                 886
Net realized gain distribution from Fund                           -                   -
Net change in unrealized appreciation
   (depreciation) on investments                              56,402             443,373
                                                   -----------------    ----------------
Net gain (loss) on investments                                57,157             444,259
Net increase (decrease) in net assets resulting
   from operations                                 $          53,131    $        426,288
                                                   =================    ================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PHOENIX-                             PHOENIX-ALLIANCE/     PHOENIX-ALLIANCE/
                                                      ABERDEEN           PHOENIX-AIM           BERNSTEIN             BERNSTEIN
                                                   INTERNATIONAL        MID-CAP EQUITY      ENHANCED INDEX        GROWTH + VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------      --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             158      $       (3,667)    $            (279)    $          (1,403)
   Net realized gain (loss)                                 26,369                 (89)               (1,343)               (1,114)
   Net change in unrealized appreciation
      (depreciation) on investments                         56,606              60,647                15,193                41,433
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            83,133              56,891                13,571                38,916
                                                 -----------------      --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      8,014              34,635                19,155               160,951
   Participant transfers                                    92,506 +           153,142                27,614               169,766
   Participant withdrawals                                  (4,967)             (4,439)                  (45)              (35,609)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               95,553             183,338                46,724               295,108
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   178,686             240,229                60,295               334,024
NET ASSETS
   Beginning of period                                      49,779              87,184                43,445                63,697
                                                 -----------------      --------------     -----------------     -----------------
   End of period                                 $         228,465      $      327,413     $         103,740     $         397,721
                                                 =================      ==============     =================     =================

                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL           PHOENIX-
                                                    PHELPS REAL            ENGEMANN            & MID-CAP           GOODWIN MONEY
                                                 ESTATE SECURITIES      CAPITAL GROWTH          GROWTH                 MARKET
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------      --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           9,484      $       (3,511)    $          (2,401)    $         (12,383)
   Net realized gain (loss)                                 26,397                 105                   104                     -
   Net change in unrealized appreciation
      (depreciation) on investments                        105,840              55,172                47,101                     -
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           141,721              51,766                44,804               (12,383)
                                                 -----------------      --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    267,310             402,771               155,568             1,096,052
   Participant transfers                                   434,433             184,474               127,555            (1,845,581)
   Participant withdrawals                                 (11,260)             (6,665)              (11,529)              (41,564)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              690,483             580,580               271,594              (791,093)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   832,204             632,346               316,398              (803,476)
NET ASSETS
   Beginning of period                                     125,115              95,743                38,511             1,588,672
                                                 -----------------      --------------     -----------------     -----------------
   End of period                                 $         957,319      $      728,089     $         354,909     $         785,196
                                                 =================      ==============     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-            PHOENIX-
                                                   GOODWIN MULTI-      GOODWIN MULTI-
                                                    SECTOR FIXED        SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                       INCOME             TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
                                                     SUBACCOUNT         SUBACCOUNT(1)         SUBACCOUNT           SUBACCOUNT
                                                 -----------------     --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          40,499     $       18,299     $          19,295     $          (1,952)
   Net realized gain (loss)                                    971                138                26,796                 3,370
   Net change in unrealized appreciation
      (depreciation) on investments                         45,466             14,111               (13,519)               52,808
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            86,936             32,548                32,572                54,226
                                                 -----------------     --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    582,491            574,685               459,244                84,641
   Participant transfers                                   526,601          1,044,694               605,389               359,926
   Participant withdrawals                                 (48,590)            (7,379)              (13,025)               (5,520)
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,060,502          1,612,000             1,051,608               439,047
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets                 1,147,438          1,644,548             1,084,180               493,273
NET ASSETS
   Beginning of period                                     165,854                  -               243,886                11,675
                                                 -----------------     --------------     -----------------     -----------------
   End of period                                 $       1,313,292     $    1,644,548     $       1,328,066     $         504,948
                                                 =================     ==============     =================     =================

                                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD         PHOENIX-LAZARD
                                                   QUALITY VALUE       EQUITY SELECT       SMALL-CAP VALUE        U.S. MULTI-CAP
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (333)    $         (528)    $          (1,766)    $            (622)
   Net realized gain (loss)                                    135                502                 2,542                 2,270
   Net change in unrealized appreciation
      (depreciation) on investments                         18,564             60,297                43,592                15,327
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            18,366             60,271                44,368                16,975
                                                 -----------------     --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     49,726            220,334                95,381                11,723
   Participant transfers                                    63,743            176,118               130,671                77,816
   Participant withdrawals                                    (796)            (5,884)                 (384)                  -
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              112,673            390,568               225,668                89,539
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   131,039            450,839               270,036               106,514
NET ASSETS
   Beginning of period                                       3,275              3,331                 6,470                12,084
                                                 -----------------     --------------     -----------------     -----------------
   End of period                                 $         134,314     $      454,170     $         276,506     $         118,598
                                                 =================     ==============     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                     DEBENTURE            VALUE              VALUE               STOCK
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          26,660   $         (2,880)  $          (1,940)  $         (5,118)
   Net realized gain (loss)                                 10,184              1,740               2,917               (230)
   Net change in unrealized appreciation
      (depreciation) on investments                         52,926            120,406              75,209             65,294
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) resulting from
      operations                                            89,770            119,266              76,186             59,946
                                                 -----------------   ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    253,416            405,376             114,025            126,598
   Participant transfers                                   646,632            403,510             347,499            306,996 ++
   Participant withdrawals                                 (34,031)            (9,449)             (1,655)            (8,566)
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              866,017            799,437             459,869            425,028
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                   955,787            918,703             536,055            484,974
NET ASSETS
   Beginning of period                                      25,844             42,442              28,588             67,767
                                                 -----------------   ----------------   -----------------   ----------------
   End of period                                 $         981,631   $        961,145   $         564,643   $        552,741
                                                 =================   ================   =================   ================

                                                                                                                PHOENIX-
                                                                                                                NORTHERN
                                                    PHOENIX-MFS        PHOENIX-MFS          PHOENIX-           NASDAQ-100
                                                  INVESTORS TRUST         VALUE          NORTHERN DOW 30        INDEX(R)
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (438)  $          1,751   $             647   $         (5,709)
   Net realized gain (loss)                                      7                297             (10,542)            (1,480)
   Net change in unrealized appreciation
      (depreciation) on investments                         16,356            117,882              75,709            119,305
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) resulting from
      operations                                            15,925            119,930              65,814            112,116
                                                 -----------------   ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     56,899            223,242             193,410            134,998
   Participant transfers                                    75,745            323,807             322,744            439,413
   Participant withdrawals                                    (505)            (5,442)            (33,872)            (3,774)
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              132,139            541,607             482,282            570,637
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                   148,064            661,537             548,096            682,753
NET ASSETS
   Beginning of period                                      18,087            113,329              69,470             94,659
                                                 -----------------   ----------------   -----------------   ----------------
   End of period                                 $         166,151   $        774,866   $         617,566   $        777,412
                                                 =================   ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                          PHOENIX-
                                                      PHOENIX-            OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                                  OAKHURST GROWTH         STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION             EQUITY                VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,861)    $         15,957     $          (2,076)    $          1,195
   Net realized gain (loss)                                    238               15,041                  (114)                (203)
   Net change in unrealized appreciation
      (depreciation) on investments                        119,340              202,508                62,221               22,659
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                           117,717              233,506                60,031               23,651
                                                 -----------------     ----------------     -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    230,081              437,574                63,600               74,587
   Participant transfers                                   276,811            1,048,937               217,925               87,581
   Participant withdrawals                                 (22,952)             (10,447)               (4,161)              (3,326)
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              483,940            1,476,064               277,364              158,842
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets                   601,657            1,709,570               337,395              182,493
NET ASSETS
   Beginning of period                                     172,762              373,195               141,548               19,114
                                                 -----------------     ----------------     -----------------     ----------------
   End of period                                 $         774,419     $      2,082,765     $         478,943     $        201,607
                                                 =================     ================     =================     ================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE            CAP VALUE           MID-CAP GROWTH      STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------     -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (10,811)    $        (11,571)    $          (3,696)    $           (671)
   Net realized gain (loss)                                 39,979               20,301                   474                1,330
   Net change in unrealized appreciation)
      (depreciation on investments                         259,177              258,908                52,538                9,686
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                           288,345              267,638                49,316               10,345
                                                 -----------------     ----------------     -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    237,966               67,536               170,863               51,251
   Participant transfers                                   432,923              269,178                47,218               37,679
   Participant withdrawals                                 (19,601)             (39,413)              (10,379)                (853)
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              651,288              297,301               207,702               88,077
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets                   939,633              564,939               257,018               98,422
NET ASSETS
   Beginning of period                                     360,341              440,479                73,977                5,849
                                                 -----------------     ----------------     -----------------     ----------------
   End of period                                 $       1,299,974     $      1,005,418     $         330,995     $        104,271
                                                 =================     ================     =================     ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH                                                  ALGER AMERICAN
                                                     SMALL-CAP         AIM V.I. CAPITAL     AIM V.I. PREMIER          LEVERAGED
                                                      GROWTH             APPRECIATION            EQUITY                ALLCAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,460)    $         (2,835)    $            (842)    $          (4,180)
   Net realized gain (loss)                                 14,071                 (644)                   59                 1,921
   Net change in unrealized appreciation
      (depreciation) on investments                         13,616               48,892                16,206                63,249
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            26,227               45,413                15,423                60,990
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    109,393              197,166                14,129               142,241
   Participant transfers                                   127,465              104,408                54,671               166,123
   Participant withdrawals                                  (1,142)              (5,264)               (2,724)               (2,443)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              235,716              296,310                66,076               305,921
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   261,943              341,723                81,499               366,911
NET ASSETS
   Beginning of period                                       3,330               18,630                45,123                83,180
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $         265,273     $        360,353     $         126,622     $         450,091
                                                 =================     ================     =================     =================

                                                   FEDERATED FUND       FEDERATED HIGH
                                                      FOR U.S.            INCOME BOND
                                                     GOVERNMENT           FUND II --                                 VIP GROWTH
                                                   SECURITIES II        PRIMARY SHARES      VIP CONTRAFUND(R)       OPPORTUNITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          33,251     $         10,747     $         (14,971)    $            (467)
   Net realized gain (loss)                                 12,448               (4,897)                 (783)                 (373)
   Net change in unrealized appreciation
      (depreciation) on investments                        (28,118)             135,615               288,484                11,236
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            17,581              141,465               272,730                10,396
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    990,593              744,559               598,429                 1,479
   Participant transfers                                 2,602,862              633,106               776,485                19,289
   Participant withdrawals                                (346,642)             (39,623)              (35,346)                 (702)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            3,246,813            1,338,042             1,339,568                20,066
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 3,264,394            1,479,507             1,612,298                30,462
NET ASSETS
   Beginning of period                                   1,265,553              160,589               308,412                23,037
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       4,529,947     $      1,640,096     $       1,920,710     $          53,499
                                                 =================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                TEMPLETON            TEMPLETON
                                                                         MUTUAL SHARES           FOREIGN              GROWTH
                                                     VIP GROWTH           SECURITIES            SECURITIES           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (2,685)    $         (7,279)    $            (487)    $            (529)
   Net realized gain (loss)                                   (109)                (177)               18,941                (2,472)
   Net change in unrealized appreciation
      (depreciation) on investments                         49,167              316,968                71,251               412,600
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            46,373              309,512                89,705               409,599
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    143,239              807,779                97,412             1,044,685
   Participant transfers                                    82,768              631,571               135,710               186,679
   Participant withdrawals                                  (5,855)             (11,972)               (3,079)               (6,474)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              220,152            1,427,378               230,043             1,224,890
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   266,525            1,736,890               319,748             1,634,489
NET ASSETS
   Beginning of period                                      59,612              355,248                99,532               346,794
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $         326,137     $      2,092,138     $         419,280     $       1,981,283
                                                 =================     ================     =================     =================

                                                                                             RYDEX VARIABLE         SCUDDER VIT
                                                   RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR         EAFE(R) EQUITY
                                                     TRUST JUNO           TRUST NOVA            ROTATION               INDEX
                                                    SUBACCOUNT(2)        SUBACCOUNT(1)        SUBACCOUNT(2)          SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (11,744)    $         (2,245)    $            (193)    $             752
   Net realized gain (loss)                                  1,789                  553                     1                   659
   Net change in unrealized appreciation
      (depreciation) on investments                        (63,909)              68,951                 2,743                77,363
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           (73,864)              67,259                 2,551                78,774
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  1,253,469              528,946                 2,342               126,301
   Participant transfers                                 1,176,805              227,480                36,767               239,076
   Participant withdrawals                                  (1,216)              (2,147)                 (236)               (5,542)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            2,429,058              754,279                38,873               359,835
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 2,355,194              821,538                41,424               438,609
NET ASSETS
   Beginning of period                                           -                    -                     -                16,661
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       2,355,194     $        821,538     $          41,424     $         455,270
                                                 =================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                       WANGER
                                                    SCUDDER VIT                              WANGER FOREIGN         INTERNATIONAL
                                                 EQUITY 500 INDEX         TECHNOLOGY             FORTY                SMALL CAP
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (5,665)    $           (864)    $            (539)    $         (11,376)
   Net realized gain (loss)                                 (4,071)                   3                    98                 5,578
   Net change in unrealized appreciation
      (depreciation) on investments                        172,800               14,387                16,529               382,044
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           163,064               13,526                16,088               376,246
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    513,166               51,657                43,566               695,374
   Participant transfers                                   731,726               63,568                19,992               127,243
   Participant withdrawals                                 (21,557)                (100)                 (944)              (10,687)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,223,335              115,125                62,614               811,930
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 1,386,399              128,651                78,702             1,188,176
NET ASSETS
   Beginning of period                                     280,945                6,022                12,366               115,573
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       1,667,344     $        134,673     $          91,068     $       1,303,749
                                                 =================     ================     =================     =================

                                                                          WANGER U.S.
                                                                           SMALLER
                                                   WANGER TWENTY          COMPANIES
                                                     SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (4,026)    $        (17,971)
   Net realized gain (loss)                                    755                  886
   Net change in unrealized appreciation
      (depreciation) on investments                         56,402              443,373
                                                 -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                            53,131              426,288
                                                 -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     85,338              799,761
   Participant transfers                                   267,018              420,646
   Participant withdrawals                                  (1,710)             (17,539)
                                                 -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              350,646            1,202,868
                                                 -----------------     ----------------
   Net increase (decrease) in net assets                   403,777            1,629,156
NET ASSETS
   Beginning of period                                      63,959              212,908
                                                 -----------------     ----------------
   End of period                                 $         467,736     $      1,842,064
                                                 =================     ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                     PHOENIX-            PHOENIX-                            PHOENIX-ALLIANCE/
                                                     ABERDEEN          ABERDEEN NEW         PHOENIX-AIM         BERNSTEIN
                                                   INTERNATIONAL           ASIA            MID-CAP EQUITY     GROWTH + VALUE
                                                   SUBACCOUNT(5)       SUBACCOUNT(6)       SUBACCOUNT(11)     SUBACCOUNT(11)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (264)    $          601    $            (651)  $             (72)
   Net realized gain (loss)                                 32,282             (1,456)                  32                  (5)
   Net unrealized appreciation (depreciation)               (6,352)            (4,477)              (6,270)             (3,927)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            25,666             (5,332)              (6,889)             (4,004)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     31,871             23,731               23,861                 -
   Participant transfers                                   (27,135)            22,012               70,216              67,701
   Participant withdrawals                                  19,377              1,372                   (4)                -
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               24,113             47,115               94,073              67,701
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    49,779             41,783               87,184              63,697
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          49,779     $       41,783    $          87,184   $          63,697
                                                 =================     ==============    =================   =================

                                                                         PHOENIX-
                                                                         DEUTSCHE         PHOENIX-DUFF &         PHOENIX-
                                                     PHOENIX-           NASDAQ-100          PHELPS REAL          ENGEMANN
                                                  DEUTSCHE DOW 30        INDEX(R)        ESTATE SECURITIES    CAPITAL GROWTH
                                                  SUBACCOUNT(11)       SUBACCOUNT(6)       SUBACCOUNT(8)       SUBACCOUNT(1)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             284     $         (466)   $           1,292   $          (1,160)
   Net realized gain (loss)                                  1,587                548                  315                 (26)
   Net unrealized appreciation (depreciation)               (5,301)            (1,598)                (825)            (21,485)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (3,430)            (1,516)                 782             (22,671)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     10,106              7,167               36,066              94,403
   Participant transfers                                    62,810             89,692               89,939              24,864
   Participant withdrawals                                     (16)              (684)              (1,672)               (853)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               72,900             96,175              124,333             118,414
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    69,470             94,659              125,115              95,743
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          69,470     $       94,659    $         125,115   $          95,743
                                                 =================     ==============    =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                      PHOENIX-                               PHOENIX-
                                                   ENGEMANN SMALL         PHOENIX-        GOODWIN MULTI-
                                                     & MID-CAP          GOODWIN MONEY      SECTOR FIXED      PHOENIX-HOLLISTER
                                                      GROWTH               MARKET             INCOME           VALUE EQUITY
                                                   SUBACCOUNT(5)        SUBACCOUNT(2)      SUBACCOUNT(14)      SUBACCOUNT(4)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (346)    $       (2,792)   $           2,950   $             124
   Net realized gain (loss)                                    (16)               -                  5,877                (434)
   Net unrealized appreciation (depreciation)               (6,867)               -                  3,774             (17,582)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (7,229)            (2,792)              12,601             (17,892)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     32,999          1,860,254               35,374              32,742
   Participant transfers                                    13,279           (261,240)             119,723             127,896
   Participant withdrawals                                    (538)            (7,550)              (1,844)             (1,198)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               45,740          1,591,464              153,253             159,440
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    38,511          1,588,672              165,854             141,548
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          38,511     $    1,588,672    $         165,854   $         141,548
                                                 =================     ==============    =================   =================

                                                     PHOENIX-J.P.
                                                       MORGAN
                                                      RESEARCH         PHOENIX-JANUS        PHOENIX-JANUS      PHOENIX-KAYNE
                                                   ENHANCED INDEX     FLEXIBLE INCOME          GROWTH         LARGE-CAP CORE
                                                   SUBACCOUNT(4)       SUBACCOUNT(1)        SUBACCOUNT(9)     SUBACCOUNT(20)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             (45)    $        3,457    $            (553)  $              (3)
   Net realized gain (loss)                                   (353)               821                  502                 -
   Net unrealized appreciation (depreciation)               (2,435)             4,815               (7,921)               (671)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (2,833)             9,093               (7,972)               (674)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      4,643             38,071                7,268                 -
   Participant transfers                                    41,637            199,789               69,578              12,349
   Participant withdrawals                                      (2)            (3,067)              (1,107)                -
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               46,278            234,793               75,739              12,349
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    43,445            243,886               67,767              11,675
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          43,445     $      243,886    $          67,767   $          11,675
                                                 =================     ==============    =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD     PHOENIX-LAZARD
                                                   QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                   SUBACCOUNT(20)      SUBACCOUNT(18)      SUBACCOUNT(19)      SUBACCOUNT(20)
                                                 -----------------    ----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                  $              18    $            (16)  $               (9) $               4
   Net realized gain (loss)                                     13                 906                  (56)               -
   Net unrealized appreciation (depreciation)                  (78)                 13                 (216)              (269)
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) resulting from
      operations                                               (47)                903                 (281)              (265)
                                                 -----------------    ----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      3,250                 -                  2,235                -
   Participant transfers                                        86               3,326                5,539             12,349
   Participant withdrawals                                     (14)               (898)              (1,023)               -
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                3,322               2,428                6,751             12,349
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) in net assets                     3,275               3,331                6,470             12,084
NET ASSETS
   Beginning of period                                         -                   -                    -                  -
                                                 -----------------    ----------------   ------------------  -----------------
   End of period                                 $           3,275    $          3,331   $            6,470  $          12,084
                                                 =================    ================   ==================  =================

                                                    PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                     DEBENTURE             VALUE               VALUE               STOCK
                                                   SUBACCOUNT(18)      SUBACCOUNT(18)      SUBACCOUNT(18)      SUBACCOUNT(7)
                                                 -----------------    ----------------   ------------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             368    $             (7)  $               22  $            (362)
   Net realized gain (loss)                                     40                 535                  (84)               377
   Net unrealized appreciation (depreciation)                  348                (971)                (148)            (5,580)
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) resulting from
      operations                                               756                (443)                (210)            (5,565)
                                                 -----------------    ----------------   ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     25,088              35,286               11,160              5,691
   Participant transfers                                       -                 8,156               17,606             52,972
   Participant withdrawals                                     -                  (557)                  32               (628)
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               25,088              42,885               28,798             58,035
                                                 -----------------    ----------------   ------------------  -----------------
   Net increase (decrease) in net assets                    25,844              42,442               28,588             52,470
NET ASSETS
   Beginning of period                                         -                   -                    -                  -
                                                 -----------------    ----------------   ------------------  -----------------
   End of period                                 $          25,844    $         42,442   $           28,588  $          52,470
                                                 =================    ================   ==================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                PHOENIX-
                                                                                              PHOENIX-          OAKHURST
                                                    PHOENIX-MFS         PHOENIX-MFS       OAKHURST GROWTH       STRATEGIC
                                                  INVESTORS TRUST          VALUE             AND INCOME         ALLOCATION
                                                   SUBACCOUNT(11)       SUBACCOUNT(7)       SUBACCOUNT(1)     SUBACCOUNT(12)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $               4     $          310    $            (181)  $           2,733
   Net realized gain (loss)                                      4                (38)                 737                (100)
   Net unrealized appreciation (depreciation)               (1,237)            (6,215)             (20,070)            (17,956)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (1,229)            (5,943)             (19,514)            (15,323)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -               21,509               56,968              52,383
   Participant transfers                                    19,316             97,813              135,900             338,347
   Participant withdrawals                                     -                  (50)                (592)             (2,212)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               19,316            119,272              192,276             388,518
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    18,087            113,329              172,762             373,195
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          18,087     $      113,329    $         172,762   $         373,195
                                                 =================     ==============    =================   =================

                                                 PHOENIX-SANFORD      PHOENIX-SANFORD     PHOENIX-SANFORD
                                                 BERNSTEIN GLOBAL      BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA
                                                      VALUE              CAP VALUE           CAP VALUE         MID-CAP GROWTH
                                                  SUBACCOUNT(15)       SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT(1)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             124     $         (123)   $          (1,211)  $            (499)
   Net realized gain (loss)                                     (1)            27,416               19,373                 (85)
   Net unrealized appreciation (depreciation)                 (369)           (52,330)             (59,329)            (13,903)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                              (246)           (25,037)             (41,167)            (14,487)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,000            156,105              375,161              30,503
   Participant transfers                                    14,360            231,316              108,770              58,549
   Participant withdrawals                                     -               (2,043)              (2,285)               (588)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               19,360            385,378              481,646              88,464
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    19,114            360,341              440,479              73,977
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          19,114     $      360,341    $         440,479   $          73,977
                                                 =================     ==============    =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                       PHOENIX-STATE
                                                                      STREET RESEARCH       PHOENIX-VAN
                                                   PHOENIX-SENECA        SMALL-CAP          KAMPEN FOCUS     AIM V.I. CAPITAL
                                                  STRATEGIC THEME         GROWTH               EQUITY          APPRECIATION
                                                   SUBACCOUNT(16)      SUBACCOUNT(18)      SUBACCOUNT(17)      SUBACCOUNT(4)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             (12)    $          (11)   $             (28)  $            (109)
   Net realized gain (loss)                                      -                 62                    -                (485)
   Net unrealized appreciation (depreciation)                 (627)              (194)                (215)             (1,074)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                              (639)              (143)                (243)             (1,668)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        490                -                    -                 1,372
   Participant transfers                                     6,000              3,533                8,109              19,173
   Participant withdrawals                                      (2)               (60)                 -                  (247)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                6,488              3,473                8,109              20,298
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                     5,849              3,330                7,866              18,630
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $           5,849     $        3,330    $           7,866   $          18,630
                                                 =================     ==============    =================   =================

                                                                                           FEDERATED FUND
                                                                       ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                                  AIM V.I. PREMIER       LEVERAGED           GOVERNMENT         INCOME BOND
                                                       EQUITY              ALLCAP          SECURITIES II          FUND II
                                                   SUBACCOUNT(10)      SUBACCOUNT(11)      SUBACCOUNT(1)       SUBACCOUNT(6)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (108)    $         (537)   $          (3,372)  $            (394)
   Net realized gain (loss)                                     (5)               (36)                 707                  13
   Net unrealized appreciation (depreciation)               (4,789)           (14,734)              23,693               2,788
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (4,902)           (15,307)              21,028               2,407
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     17,285             52,384              148,501               8,131
   Participant transfers                                    32,850             47,260            1,101,059             150,375
   Participant withdrawals                                    (110)            (1,157)              (5,035)               (324)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               50,025             98,487            1,244,525             158,182
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    45,123             83,180            1,265,553             160,589
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          45,123     $       83,180    $       1,265,553   $         160,589
                                                 =================     ==============    =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                         VIP GROWTH                           MUTUAL SHARES
                                                 VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                  SUBACCOUNT(14)       SUBACCOUNT(4)       SUBACCOUNT(1)      SUBACCOUNT(13)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,000)    $         (131)   $            (637)  $            (861)
   Net realized gain (loss)                                    414               (587)                 192                 253
   Net unrealized appreciation (depreciation)               (6,549)            (1,347)             (15,238)             (4,800)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (7,135)            (2,065)             (15,683)             (5,408)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    255,318              3,856               53,798             290,338
   Participant transfers                                    62,164             21,358               22,679              73,405
   Participant withdrawals                                  (1,935)              (112)              (1,182)             (3,087)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              315,547             25,102               75,295             360,656
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                   308,412             23,037               59,612             355,248
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $         308,412     $       23,037    $          59,612   $         355,248
                                                 =================     ==============    =================   =================

                                                    TEMPLETON            TEMPLETON          SCUDDER VIT
                                                     FOREIGN               GROWTH          EAFE(R) EQUITY       SCUDDER VIT
                                                   SECURITIES            SECURITIES            INDEX         EQUITY 500 INDEX
                                                  SUBACCOUNT(3)        SUBACCOUNT(13)      SUBACCOUNT(1)       SUBACCOUNT(4)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           3,256     $         (900)   $             135   $           2,038
   Net realized gain (loss)                                 30,832                270                   (6)              1,037
   Net unrealized appreciation (depreciation)               (6,953)           (18,207)              (2,173)             (8,189)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            27,135            (18,837)              (2,044)             (5,114)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     20,929            327,627                2,400             175,269
   Participant transfers                                    51,511             44,141               16,517             112,706
   Participant withdrawals                                     (43)            (6,137)                (212)             (1,916)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               72,397            365,631               18,705             286,059
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                    99,532            346,794               16,661             280,945
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $          99,532     $      346,794    $          16,661   $         280,945
                                                 =================     ==============    =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                              WANGER
                                                                       WANGER FOREIGN      INTERNATIONAL
                                                    TECHNOLOGY             FORTY             SMALL CAP         WANGER TWENTY
                                                   SUBACCOUNT(6)       SUBACCOUNT(1)       SUBACCOUNT(3)       SUBACCOUNT(11)
                                                 -----------------     --------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             (56)    $         (107)   $            (572)  $            (318)
   Net realized gain (loss)                                    (24)                (5)               7,549                 (84)
   Net unrealized appreciation (depreciation)               (1,675)            (1,118)              (3,149)               (149)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                            (1,755)            (1,230)               3,828                (551)
                                                 -----------------     --------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,222              7,164               71,232              23,081
   Participant transfers                                     2,533              6,750               40,519              44,462
   Participant withdrawals                                      22               (318)                  (6)             (3,033)
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                7,777             13,596              111,745              64,510
                                                 -----------------     --------------    -----------------   -----------------
   Net increase (decrease) in net assets                     6,022             12,366              115,573              63,959
NET ASSETS
   Beginning of period                                         -                  -                    -                   -
                                                 -----------------     --------------    -----------------   -----------------
   End of period                                 $           6,022     $       12,366    $         115,573   $          63,959
                                                 =================     ==============    =================   =================

                                                    WANGER U.S.
                                                      SMALLER
                                                     COMPANIES
                                                   SUBACCOUNT(1)
                                                 -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,370)
   Net realized gain (loss)                                  1,138
   Net unrealized appreciation (depreciation)              (11,555)
                                                 -----------------
   Net increase (decrease) resulting from
      operations                                           (11,787)
                                                 -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     48,422
   Participant transfers                                   174,926
   Participant withdrawals                                   1,347
                                                 -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              224,695
                                                 -----------------
   Net increase (decrease) in net assets                   212,908
NET ASSETS
   Beginning of period                                         -
                                                 -----------------
   End of period                                 $         212,908
                                                 =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

 (1) From inception February 14, 2002 to December 31,2002.
 (2) From inception February 19, 2002 to December 31,2002.
 (3) From inception February 25, 2002 to December 31,2002.
 (4) From inception March 1, 2002 to December 31,2002.
 (5) From inception March 11, 2002 to December 31,2002.
 (6) From inception March 14, 2002 to December 31,2002.
 (7) From inception March 15, 2002 to December 31,2002.
 (8) From inception March 20, 2002 to December 31,2002.
 (9) From inception March 22, 2002 to December 31,2002.
(10) From inception March 25, 2002 to December 31,2002.
(11) From inception April 1, 2002 to December 31,2002.
(12) From inception April 5, 2002 to December 31,2002.
(13) From inception April 15, 2002 to December 31,2002.
(14) From inception May 1, 2002 to December 31,2002.
(15) From inception June 3, 2002 to December 31,2002.
(16) From inception July 9, 2002 to December 31,2002.
(17) From inception September 3, 2002 to December 31,2002.
(18) From inception October 1, 2002 to December 31,2002.
(19) From inception October 14, 2002 to December 31,2002.
(20) From inception November 1, 2002 to December 31,2002.

                        See Notes to Financial Statements

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                   SERIES NAME                                                      INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series          To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide reasonable current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial Average(SM)
                                                             before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                   SERIES NAME                                                      INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity securities of foreign and U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series             capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified portfolio or
                                                             U.S. government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                               futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                             Treasury Bond
-----------------------------------------------------------------------------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark
Rydex Variable Trust Nova Fund                               is 150% of the performance of the S&P 500(R) Index (the "underlying index")
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                        EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            Match the performance of the Standard & Poor's 500 Composite
                                                             Stock Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                    SALES
----------                                                                 ---------                    -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                $  8,403,717                $ 8,307,883
    Phoenix-AIM Mid-Cap Equity Series                                         192,244                     12,229
    Phoenix-Alliance/Bernstein Enhanced Index Series                           65,161                     18,628
    Phoenix-Alliance/Bernstein Growth + Value Series                          364,451                     70,294
    Phoenix-Duff & Phelps Real Estate Securities Series                       847,688                    121,734
    Phoenix-Engemann Capital Growth Series                                    603,473                     25,622
    Phoenix-Engemann Small & Mid-Cap Growth Series                            298,391                     28,740
    Phoenix-Goodwin Money Market Series                                     7,349,858                  8,154,077
    Phoenix-Goodwin Multi-Sector Fixed Income Series                        1,689,424                    587,174
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                     1,862,211                    229,595
    Phoenix-Janus Flexible Income Series                                    1,399,254                    300,445
    Phoenix-Kayne Rising Dividends Series                                     499,721                     58,841
    Phoenix-Kayne Small-Cap Quality Value Series                              115,687                      3,063
    Phoenix-Lazard International Equity Select Series                         401,559                     10,510
    Phoenix-Lazard Small-Cap Value Series                                     229,522                      2,733
    Phoenix-Lazard U.S. Multi-Cap Series                                       92,146                        806
    Phoenix-Lord Abbett Bond-Debenture Series                               1,060,009                    157,841
    Phoenix-Lord Abbett Large-Cap Value Series                                842,620                     42,998
    Phoenix-Lord Abbett Mid-Cap Value Series                                  488,380                     26,859
    Phoenix-MFS Investors Growth Stock Series                                 476,407                     55,831
    Phoenix-MFS Investors Trust Series                                        134,450                      2,534
    Phoenix-MFS Value Series                                                  594,209                     49,904
    Phoenix-Northern Dow 30 Series                                            629,623                    145,957
    Phoenix-Northern Nasdaq-100 Index(R) Series                               632,256                     66,397
    Phoenix-Oakhurst Growth and Income Series                                 514,891                     31,947
    Phoenix-Oakhurst Strategic Allocation Series                            1,945,836                    451,415
    Phoenix-Oakhurst Value Equity Series                                      289,848                     14,078
    Phoenix-Sanford Bernstein Global Value Series                             201,767                     41,488
    Phoenix-Sanford Bernstein Mid-Cap Value Series                            874,190                    194,062
    Phoenix-Sanford Bernstein Small-Cap Value Series                          525,873                    224,073
    Phoenix-Seneca Mid-Cap Growth Series                                      239,854                     35,475
    Phoenix-Seneca Strategic Theme Series                                     109,601                     22,051
    Phoenix-State Street Research Small-Cap Growth Series                     249,668                        968

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                    SALES
----------                                                                 ---------                    -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
------------------------------------------------
    AIM V.I. Capital Appreciation Fund                                   $    345,604                $     51,642
    AIM V.I. Premier Equity Fund                                               69,138                       3,786

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                 375,008                      72,733

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                        9,940,577                   6,643,731
    Federated High Income Bond Fund II -- Primary Shares                    2,106,891                     755,843

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                             1,549,797                     222,873
    VIP Growth Opportunities Portfolio                                         27,881                       8,238
    VIP Growth Portfolio                                                      241,762                      23,909

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                           1,620,125                     197,548
    Templeton Foreign Securities Fund                                       2,631,063                   2,401,128
    Templeton Growth Securities Fund                                        1,523,880                     297,136

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                          2,695,432                     274,616
    Rydex Variable Trust Nova Fund                                            798,589                      45,723
    Rydex Variable Trust Sector Rotation Fund                                  39,109                         370

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                     433,539                      72,616
    Scudder VIT Equity 500 Index Fund                                       1,440,694                     224,787

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                      115,094                         646

WANGER ADVISORS TRUST
---------------------
    Wanger Foreign Forty                                                       67,769                       5,583
    Wanger International Small Cap                                          2,167,019                   1,364,813
    Wanger Twenty                                                             400,996                      53,789
    Wanger U.S. Smaller Companies                                           1,288,128                     100,931

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
    Accumulation units outstanding                                                  102,733               29,031
    Unit value                                                                    $2.223879            $1.714738
    Net assets (thousands)                                                             $228                  $50
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       0.09%              (0.56%) (23)
    Total return                                                                     29.69%             (17.99%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(11)
    Accumulation units outstanding                                                  142,036               47,685
    Unit value                                                                    $2.305159            $1.828343
    Net assets (thousands)                                                             $327                  $87
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.70%)              (1.64%) (23)
    Total return                                                                     26.08%             (16.79%)

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
    Accumulation units outstanding                                                   54,819               28,501
    Unit value                                                                    $1.892425            $1.524319
    Net assets (thousands)                                                             $104                  $43
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.46%)              (0.27%) (23)
    Total return                                                                     24.15%             (23.59%)

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(11)
    Accumulation units outstanding                                                  213,266               42,345
    Unit value                                                                    $1.864910            $1.504204
    Net assets (thousands)                                                             $398                  $64
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.83%)              (0.31%) (23)
    Total return                                                                     23.98%             (23.42%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
    Accumulation units outstanding                                                  312,387               55,520
    Unit value                                                                    $3.064533            $2.253516
    Net assets (thousands)                                                             $957                 $125
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       2.36%                3.03% (23)
    Total return                                                                     35.99%                3.58%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
    Accumulation units outstanding                                                  392,090               64,142
    Unit value                                                                    $1.856944            $1.492679
    Net assets (thousands)                                                             $728                  $96
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.63%)              (1.62%) (23)
    Total return                                                                     24.40%             (23.13%)

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(5)
    Accumulation units outstanding                                                  167,016               26,099
    Unit value                                                                    $2.124994            $1.475597
    Net assets (thousands)                                                             $355                  $39
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.71%)              (1.61%) (23)
    Total return                                                                     44.01%             (27.08%)

    PHOENIX-GOODWIN MONEY MARKET SERIES(2)
    Accumulation units outstanding                                                  397,437              796,274
    Unit value                                                                    $1.975652            $1.995133
    Net assets (thousands)                                                             $785               $1,589
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.99%)              (0.32%) (23)
    Total return                                                                    (0.98%)              (0.24%)

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(14)
    Accumulation units outstanding                                                  540,008               76,848
    Unit value                                                                    $2.431984            $2.158202
    Net assets (thousands)                                                           $1,313                 $166
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       5.87%                2.94% (23)
    Total return                                                                     12.69%                6.30%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(21)
    Accumulation units outstanding                                                1,612,758                    -
    Unit value                                                                    $1.019712                    -
    Net assets (thousands)                                                           $1,645                    -
    Mortality and expense ratio                                                       1.65% (23)               -
    Net investment income ratio                                                       5.23% (23)               -
    Total return                                                                      1.50%                    -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-JANUS FLEXIBLE INCOME SERIES(1)
    Accumulation units outstanding                                                  591,710              113,696
    Unit value                                                                    $2.244453            $2.145088
    Net assets (thousands)                                                           $1,328                 $244
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       2.28%                4.29% (23)
    Total return                                                                      4.63%                7.95%

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(20)
    Accumulation units outstanding                                                  224,694                6,085
    Unit value                                                                    $2.247277            $1.918586
    Net assets (thousands)                                                             $505                  $12
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.74%)              (0.20%) (23)
    Total return                                                                     17.13%              (4.90%)

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(20)
    Accumulation units outstanding                                                   56,568                1,632
    Unit value                                                                    $2.374413            $2.007166
    Net assets (thousands)                                                             $134                   $3
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.43%)                6.20% (23)
    Total return                                                                     18.30%                1.35%

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(18)
    Accumulation units outstanding                                                  186,902                1,750
    Unit value                                                                    $2.430000            $1.903267
    Net assets (thousands)                                                             $454                   $3
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.31%)              (1.64%) (23)
    Total return                                                                     27.68%                5.48%

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(19)
    Accumulation units outstanding                                                  104,025                3,326
    Unit value                                                                    $2.658077            $1.945093
    Net assets (thousands)                                                             $277                   $6
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.54%)              (1.01%) (23)
    Total return                                                                     36.66%                8.44%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-LAZARD U.S. MULTI-CAP SERIES(20)
    Accumulation units outstanding                                                   46,887                6,051
    Unit value                                                                    $2.529507            $1.997180
    Net assets (thousands)                                                             $119                  $12
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.99%)                0.27% (23)
    Total return                                                                     26.65%              (0.52%)

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(18)
    Accumulation units outstanding                                                  401,004               12,227
    Unit value                                                                    $2.447932            $2.113668
    Net assets (thousands)                                                             $982                  $26
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       4.32%                8.79% (23)
    Total return                                                                     15.81%                5.13%

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(18)
    Accumulation units outstanding                                                  380,490               21,522
    Unit value                                                                    $2.526081            $1.972097
    Net assets (thousands)                                                             $961                  $42
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.74%)              (0.13%) (23)
    Total return                                                                     28.09%                5.97%

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(18)
    Accumulation units outstanding                                                  232,025               14,381
    Unit value                                                                    $2.433543            $1.987970
    Net assets (thousands)                                                             $565                  $29
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.78%)                0.61% (23)
    Total return                                                                     22.41%                3.34%

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(9)
    Accumulation units outstanding                                                  325,495               47,422
    Unit value                                                                    $1.698157            $1.429027
    Net assets (thousands)                                                             $553                  $68
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.69%)              (1.63%) (23)
    Total return                                                                     18.83%             (28.26%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-MFS INVESTORS TRUST SERIES(11)
    Accumulation units outstanding                                                   87,251               11,449
    Unit value                                                                    $1.904281            $1.579780
    Net assets (thousands)                                                             $166                  $18
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.64%)                0.10% (23)
    Total return                                                                     20.54%             (21.94%)

    PHOENIX-MFS VALUE SERIES(7)
    Accumulation units outstanding                                                  363,265               65,237
    Unit value                                                                    $2.133058            $1.737169
    Net assets (thousands)                                                             $775                 $113
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       0.40%                0.85% (23)
    Total return                                                                     22.79%              (18.7%)

    PHOENIX-NORTHERN DOW 30 SERIES(11)
    Accumulation units outstanding                                                  289,195               40,764
    Unit value                                                                    $2.135471            $1.704252
    Net assets (thousands)                                                             $618                  $69
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       0.25%                0.97% (23)
    Total return                                                                     25.30%             (19.52%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(6)
    Accumulation units outstanding                                                  430,039               76,656
    Unit value                                                                    $1.807773            $1.234848
    Net assets (thousands)                                                             $777                  $95
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.71%)              (1.64%) (23)
    Total return                                                                     46.40%             (34.23%)

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES(1)
    Accumulation units outstanding                                                  398,637              111,485
    Unit value                                                                    $1.942663            $1.549637
    Net assets (thousands)                                                             $774                 $173
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.41%)              (0.21%) (23)
    Total return                                                                     25.36%             (21.66%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(12)
    Accumulation units outstanding                                                1,003,524              211,994
    Unit value                                                                    $2.075452            $1.760403
    Net assets (thousands)                                                           $2,083                 $373
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       1.24%                1.68% (23)
    Total return                                                                     17.90%             (11.18%)

    PHOENIX-OAKHURST VALUE EQUITY SERIES(4)
    Accumulation units outstanding                                                  248,463               89,464
    Unit value                                                                    $1.927629            $1.582186
    Net assets (thousands)                                                             $479                 $142
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.77%)                0.21% (23)
    Total return                                                                     21.83%             (21.23%)

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(15)
    Accumulation units outstanding                                                   90,043               11,149
    Unit value                                                                    $2.239022            $1.714416
    Net assets (thousands)                                                             $202                  $19
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       1.74%                4.04% (23)
    Total return                                                                     30.60%             (15.32%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
    Accumulation units outstanding                                                  489,986              188,315
    Unit value                                                                    $2.653091            $1.913504
    Net assets (thousands)                                                           $1,300                 $360
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.44%)              (0.08%) (23)
    Total return                                                                     38.65%             (12.03%)

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
    Accumulation units outstanding                                                  371,019              229,987
    Unit value                                                                    $2.709882            $1.915233
    Net assets (thousands)                                                           $1,005                 $440
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.71%)              (0.61%) (23)
    Total return                                                                     41.49%             (11.06%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
    Accumulation units outstanding                                                  192,587               54,540
    Unit value                                                                    $1.718680            $1.356396
    Net assets (thousands)                                                             $331                  $74
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.70%)              (1.62%) (23)
    Total return                                                                     26.71%             (31.89%)

    PHOENIX-SENECA STRATEGIC THEME SERIES(16)
    Accumulation units outstanding                                                   58,747                4,448
    Unit value                                                                    $1.774914            $1.314767
    Net assets (thousands)                                                             $104                   $6
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.71%)              (1.55%) (23)
    Total return                                                                     35.00%             (12.17%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(18)
    Accumulation units outstanding                                                   87,745                1,661
    Unit value                                                                    $3.023220            $2.004023
    Net assets (thousands)                                                             $265                   $3
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.71%)              (1.65%) (23)
    Total return                                                                     50.86%              (2.07%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(4)
    Accumulation units outstanding                                                  185,133               12,192
    Unit value                                                                    $1.946453            $1.528006
    Net assets (thousands)                                                             $360                  $19
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.70%)              (1.61%) (23)
    Total return                                                                     27.39%             (22.92%)

    AIM V.I. PREMIER EQUITY FUND(10)
    Accumulation units outstanding                                                   73,717               32,316
    Unit value                                                                    $1.717667            $1.396276
    Net assets (thousands)                                                             $127                  $45
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.22%)              (0.61%) (23)
    Total return                                                                     23.02%             (27.68%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(11)
    Accumulation units outstanding                                                  254,754               62,384
    Unit value                                                                    $1.766764            $1.333355
    Net assets (thousands)                                                             $450                  $83
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.70%)              (1.61%) (23)
    Total return                                                                     32.51%             (31.63%)

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
    Accumulation units outstanding                                                2,116,919              595,416
    Unit value                                                                    $2.139878            $2.125494
    Net assets (thousands)                                                           $4,530               $1,266
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       0.94%              (1.07%) (23)
    Total return                                                                      0.68%                6.17%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
    Accumulation units outstanding                                                  687,713               80,940
    Unit value                                                                    $2.384855            $1.984057
    Net assets (thousands)                                                           $1,640                 $161
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       1.21%              (0.66%) (23)
    Total return                                                                     20.20%              (2.36%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO(14)
    Accumulation units outstanding                                                  832,519              168,751
    Unit value                                                                    $2.307108            $1.827606
    Net assets (thousands)                                                           $1,921                 $308
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.53%)              (1.65%) (23)
    Total return                                                                     26.24%             (13.73%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO(4)
    Accumulation units outstanding                                                   26,879               14,760
    Unit value                                                                    $1.990350            $1.560762
    Net assets (thousands)                                                              $53                  $23
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.14%)              (1.62%) (23)
    Total return                                                                     27.52%             (21.51%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    VIP GROWTH PORTFOLIO(1)
    Accumulation units outstanding                                                  179,682               42,890
    Unit value                                                                    $1.815083            $1.389875
    Net assets (thousands)                                                             $326                  $60
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.62%)              (1.61%) (23)
    Total return                                                                     30.59%             (28.94%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND(13)
    Accumulation units outstanding                                                  951,762              198,918
    Unit value                                                                    $2.198175            $1.785902
    Net assets (thousands)                                                           $2,092                 $355
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.63%)              (1.50%) (23)
    Total return                                                                     23.08%             (15.15%)

    TEMPLETON FOREIGN SECURITIES FUND(3)
    Accumulation units outstanding                                                  197,429               60,943
    Unit value                                                                    $2.123704            $1.633203
    Net assets (thousands)                                                             $419                 $100
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.21%)                7.15% (23)
    Total return                                                                     30.03%             (21.44%)

    TEMPLETON GROWTH SECURITIES FUND(13)
    Accumulation units outstanding                                                  933,958              212,447
    Unit value                                                                    $2.121384            $1.632377
    Net assets (thousands)                                                           $1,981                 $347
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.05%)              (1.35%) (23)
    Total return                                                                     29.96%             (20.89%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(22)
    Accumulation units outstanding                                                2,244,851                    -
    Unit value                                                                    $1.049154                    -
    Net assets (thousands)                                                           $2,355                    -
    Mortality and expense ratio                                                       1.65% (23)               -
    Net investment income ratio                                                     (1.66%) (23)               -
    Total return                                                                      7.75%                    -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
    RYDEX VARIABLE TRUST NOVA FUND(21)
    Accumulation units outstanding                                                  677,631                    -
    Unit value                                                                    $1.212368                    -
    Net assets (thousands)                                                             $822                    -
    Mortality and expense ratio                                                       1.65% (23)               -
    Net investment income ratio                                                     (1.72%) (23)               -
    Total return                                                                     17.85%                    -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
    Accumulation units outstanding                                                   36,017                    -
    Unit value                                                                    $1.150138                    -
    Net assets (thousands)                                                              $41                    -
    Mortality and expense ratio                                                       1.65% (23)               -
    Net investment income ratio                                                     (1.69%) (23)               -
    Total return                                                                     12.00%                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
    Accumulation units outstanding                                                  222,153               10,663
    Unit value                                                                    $2.049356            $1.562528
    Net assets (thousands)                                                             $455                  $17
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                       0.40%                1.78% (23)
    Total return                                                                     31.16%             (18.76%)

    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Accumulation units outstanding                                                  852,457              181,047
    Unit value                                                                    $1.955929            $1.551778
    Net assets (thousands)                                                           $1,667                 $281
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (0.93%)                2.42% (23)
    Total return                                                                     26.04%             (22.42%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO(6)
    Accumulation units outstanding                                                   91,859                5,970
    Unit value                                                                    $1.466089            $1.008725
    Net assets (thousands)                                                             $135                   $6
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.70%)              (1.58%) (23)
    Total return                                                                     45.34%             (43.58%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED DECEMBER 31,
                                                                               ---------------------------------
SUBACCOUNT                                                                         2003                 2002
----------                                                                     ------------         ------------
WANGER ADVISORS TRUST
---------------------
    WANGER FOREIGN FORTY(1)
    Accumulation units outstanding                                                   38,010                7,169
    Unit value                                                                    $2.395898            $1.724796
    Net assets (thousands)                                                              $91                  $12
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.56%)              (1.65%) (23)
    Total return                                                                     38.91%             (13.16%)

    WANGER INTERNATIONAL SMALL CAP(3)
    Accumulation units outstanding                                                  516,141               66,989
    Unit value                                                                    $2.525953            $1.725239
    Net assets (thousands)                                                           $1,304                 $116
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.54%)              (1.64%) (23)
    Total return                                                                     46.41%             (17.50%)

    WANGER TWENTY(11)
    Accumulation units outstanding                                                  190,278               33,453
    Unit value                                                                    $2.458180            $1.911911
    Net assets (thousands)                                                             $468                  $64
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.69%)              (1.65%) (23)
    Total return                                                                     28.57%              (7.44%)

    WANGER U.S. SMALLER COMPANIES(1)
    Accumulation units outstanding                                                  751,291              122,317
    Unit value                                                                    $2.451868            $1.740631
    Net assets (thousands)                                                           $1,842                 $213
    Mortality and expense ratio                                                       1.65%                1.65% (23)
    Net investment income ratio                                                     (1.72%)              (1.65%) (23)
    Total return                                                                     40.86%             (15.39%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception February 14, 2002 to December 31, 2002.
 (2) From inception February 19, 2002 to December 31, 2002.
 (3) From inception February 25, 2002 to December 31, 2002.
 (4) From inception March 1, 2002 to December 31, 2002.
 (5) From inception March 11, 2002 to December 31, 2002.
 (6) From inception March 14, 2002 to December 31, 2002.
 (7) From inception March 15, 2002 to December 31, 2002.
 (8) From inception March 20, 2002 to December 31, 2002.
 (9) From inception March 22, 2002 to December 31, 2002.
(10) From inception March 25, 2002 to December 31, 2002.
(11) From inception April 1, 2002 to December 31, 2002.
(12) From inception April 5, 2002 to December 31, 2002.
(13) From inception April 15, 2002 to December 31, 2002.
(14) From inception May 1, 2002 to December 31, 2002.
(15) From inception June 3, 2002 to December 31, 2002.
(16) From inception July 9, 2002 to December 31, 2002.
(17) From inception September 3, 2002 to December 31, 2002.
(18) From inception October 1, 2002 to December 31, 2002.
(19) From inception October 14, 2002 to December 31, 2002.
(20) From inception November 1, 2002 to December 31, 2002.
(21) From inception June 4, 2003 to December 31, 2003.
(22) From inception June 17, 2003 to December 31, 2003.
(23) Annualized.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                       --------------------------------------------------------------------------

                                                            PHOENIX-                        PHOENIX-ALLIANCE/
                                                            ABERDEEN        PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         INTERNATIONAL     MID-CAP EQUITY    ENHANCED INDEX     BERNSTEIN GROWTH
                                                             SERIES            SERIES            SERIES          + VALUE SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               29,031           47,685              28,501              42,345
Participant deposits                                               4,700           16,284              11,712              94,434
Participant transfers                                             71,549           80,095              14,632              96,784
Participant withdrawals                                           (2,547)          (2,028)                (26)            (20,297)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    102,733          142,036              54,819             213,266
                                                       ==========================================================================

                                                        PHOENIX-DUFF &        PHOENIX-           PHOENIX-
                                                          PHELPS REAL         ENGEMANN       ENGEMANN SMALL         PHOENIX-
                                                       ESTATE SECURITIES   CAPITAL GROWTH       & MID-CAP        GOODWIN MONEY
                                                            SERIES             SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               55,520           64,142              26,099             796,274
Participant deposits                                              96,320          226,458              77,480             552,989
Participant transfers                                            164,604          105,375              69,034            (930,865)
Participant withdrawals                                           (4,057)          (3,885)             (5,597)            (20,961)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    312,387          392,090             167,016             397,437
                                                       ==========================================================================

                                                                             PHOENIX-
                                                           PHOENIX-        GOODWIN MULTI-
                                                        GOODWIN MULTI-      SECTOR SHORT     PHOENIX-JANUS       PHOENIX-KAYNE
                                                         SECTOR FIXED        TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS
                                                         INCOME SERIES         SERIES            SERIES               SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               76,848                -             113,696               6,085
Participant deposits                                             246,009          575,470             208,435              41,886
Participant transfers                                            238,131        1,044,631             275,472             179,295
Participant withdrawals                                          (20,980)          (7,343)             (5,893)             (2,572)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    540,008        1,612,758             591,710             224,694
                                                       ==========================================================================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD
                                                         QUALITY VALUE     EQUITY SELECT    SMALL-CAP VALUE       U.S. MULTI-CAP
                                                            SERIES             SERIES             SERIES               SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                1,632            1,750               3,326               6,051
Participant deposits                                              24,930          103,704              42,680               4,980
Participant transfers                                             30,319           84,004              58,181              35,856
Participant withdrawals                                             (313)          (2,556)               (162)                  -
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     56,568          186,902             104,025              46,887
                                                       ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                     ------------------------------------------------------------------------------

                                                       PHOENIX-LORD      PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS
                                                       ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                     DEBENTURE SERIES    VALUE SERIES          VALUE SERIES        STOCK SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period            12,227              21,522              14,381                47,422
Participant deposits                                          112,788             180,025              53,984                81,310
Participant transfers                                         290,128             182,918             164,375               202,229
Participant withdrawals                                       (14,139)             (3,975)               (715)               (5,466)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 401,004             380,490             232,025               325,495
                                                     ==============================================================================

                                                        PHOENIX-MFS                              PHOENIX-            PHOENIX-
                                                      INVESTORS TRUST      PHOENIX-MFS        NORTHERN DOW 30     NORTHERN NASDAQ-
                                                          SERIES           VALUE SERIES           SERIES        100 INDEX(R) SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period            11,449              65,237              40,764                76,656
Participant deposits                                           34,200             123,334             104,059                81,309
Participant transfers                                          41,886             177,528             161,761               274,691
Participant withdrawals                                          (284)             (2,834)            (17,389)               (2,617)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  87,251             363,265             289,195               430,039
                                                     ==============================================================================

                                                          PHOENIX-           PHOENIX-
                                                      OAKHURST GROWTH       OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                        AND INCOME          STRATEGIC        OAKHURST VALUE       BERNSTEIN GLOBAL
                                                          SERIES        ALLOCATION SERIES     EQUITY SERIES         VALUE SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period           111,485             211,994              89,464                11,149
Participant deposits                                          134,962             223,252              35,554                36,989
Participant transfers                                         165,026             573,690             125,878                43,675
Participant withdrawals                                       (12,836)             (5,412)             (2,433)               (1,770)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 398,637           1,003,524             248,463                90,043
                                                     ==============================================================================

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA        PHOENIX-SENECA
                                                      BERNSTEIN MID-      BERNSTEIN SMALL-    MID-CAP GROWTH       STRATEGIC THEME
                                                     CAP VALUE SERIES     CAP VALUE SERIES        SERIES               SERIES
                                                     -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period            188,315             229,987              54,540                4,448
Participant deposits                                           104,149              29,281             111,534               30,521
Participant transfers                                          206,166             130,855              32,720               24,256
Participant withdrawals                                         (8,644)            (19,104)             (6,207)                (478)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  489,986             371,019             192,587               58,747
                                                     ==============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                         ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION      AIM V.I. PREMIER     LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               1,661              12,192              32,316              62,384
Participant deposits                                             40,360             115,534               8,661              84,511
Participant transfers                                            46,091              60,174              34,487             109,370
Participant withdrawals                                            (367)             (2,767)             (1,747)             (1,511)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    87,745             185,133              73,717             254,754
                                                      =============================================================================

                                                        FEDERATED FUND      FEDERATED HIGH
                                                           FOR U.S.          INCOME BOND                             VIP GROWTH
                                                          GOVERNMENT           FUND II --     VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II       PRIMARY SHARES        PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             595,416              80,940             168,751              14,760
Participant deposits                                            464,259             344,407             290,177                 763
Participant transfers                                         1,221,026             279,569             390,152              11,759
Participant withdrawals                                        (163,782)            (17,203)            (16,561)               (403)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,116,919             687,713             832,519              26,879
                                                      =============================================================================

                                                                                                  TEMPLETON           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          FOREIGN             GROWTH
                                                         PORTFOLIO         SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              42,890             198,918              60,943             212,447
Participant deposits                                             89,608             436,422              56,234             615,905
Participant transfers                                            50,701             322,266              81,829             109,100
Participant withdrawals                                          (3,517)             (5,844)             (1,577)             (3,494)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   179,682             951,762             197,429             933,958
                                                      =============================================================================

                                                                                                                    SCUDDER VIT
                                                                                               RYDEX VARIABLE      EAFE(R) EQUITY
                                                        RYDEX VARIABLE     RYDEX VARIABLE       TRUST SECTOR           INDEX
                                                       TRUST JUNO FUND     TRUST NOVA FUND      ROTATION FUND          FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                   -                   -                   -              10,663
Participant deposits                                          1,154,375             476,522               2,111              73,654
Participant transfers                                         1,091,606             202,978              34,122             140,803
Participant withdrawals                                          (1,130)             (1,869)               (216)             (2,967)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,244,851             677,631              36,017             222,153
                                                      =============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         SCUDDER VIT
                                                       EQUITY 500 INDEX      TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
                                                            FUND             PORTFOLIO             FORTY              SMALL CAP
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             181,047               5,970               7,169              66,989
Participant deposits                                            276,819              37,534              20,537             381,125
Participant transfers                                           406,677              48,420              10,820              72,937
Participant withdrawals                                         (12,086)                (65)               (516)             (4,910)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   852,457              91,859              38,010             516,141
                                                      =============================================================================

                                                                              WANGER U.S.
                                                                               SMALLER
                                                         WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period              33,453             122,317
Participant deposits                                             38,132             426,222
Participant transfers                                           119,448             211,589
Participant withdrawals                                            (755)             (8,837)
                                                      -------------------------------------
Accumulation units outstanding, end of period                   190,278             751,291
                                                      =====================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                   -------------------------------------------------------------------------------

                                                        PHOENIX-
                                                       ABERDEEN             PHOENIX-         PHOENIX-AIM MID-    PHOENIX-ALLIANCE/
                                                     INTERNATIONAL        ABERDEEN NEW         CAP EQUITY         BERNSTEIN GROWTH
                                                        SERIES            ASIA SERIES            SERIES            + VALUE SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                          15,691                 9,905              10,950                   -
Participant transfers                                          2,599                 9,064              36,736              42,345
Participant withdrawals                                       10,741                   359                  (1)                  -
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              29,031                19,328              47,685              42,345
                                                   ===============================================================================

                                                                                              PHOENIX-DUFF &          PHOENIX-
                                                        PHOENIX-             PHOENIX-           PHELPS REAL           ENGEMANN
                                                    DEUTSCHE DOW 30      DEUTSCHE NASDAQ     ESTATE SECURITIES    CAPITAL GROWTH
                                                         SERIES        100 INDEX(R) SERIES         SERIES              SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                          25,418                 4,662              16,429              48,712
Participant transfers                                         35,781                72,569              39,846              15,993
Participant withdrawals                                      (20,435)                 (575)               (755)               (563)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              40,764                76,656              55,520              64,142
                                                   ===============================================================================

                                                        PHOENIX-                                 PHOENIX-
                                                     ENGEMANN SMALL          PHOENIX-         GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                       & MID-CAP          GOODWIN MONEY        SECTOR FIXED         VALUE EQUITY
                                                     GROWTH SERIES        MARKET SERIES       INCOME SERIES            SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                          17,586               930,810              17,189              16,292
Participant transfers                                          8,875              (130,754)             60,539              73,867
Participant withdrawals                                         (362)               (3,782)               (880)               (695)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              26,099               796,274              76,848              89,464
                                                   ===============================================================================

                                                      PHOENIX-J.P.
                                                    MORGAN RESEARCH      PHOENIX-JANUS                            PHOENIX-KAYNE
                                                     ENHANCED INDEX     FLEXIBLE INCOME       PHOENIX-JANUS       LARGE-CAP CORE
                                                        SERIES              SERIES            GROWTH SERIES           SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                           2,989                19,253               4,152                   -
Participant transfers                                         25,510                96,063              43,974               6,085
Participant withdrawals                                            2                (1,620)               (704)                  -
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              28,501               113,696              47,422               6,085
                                                   ===============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                   -------------------------------------------------------------------------------

                                                     PHOENIX-KAYNE      PHOENIX-LAZARD
                                                       SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD      PHOENIX-LAZARD
                                                     QUALITY VALUE       EQUITY SELECT        SMALL-CAP VALUE     U.S. MULTI-CAP
                                                        SERIES               SERIES                SERIES             SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                           1,596                     -                 647                   -
Participant transfers                                             42                 2,227               2,670               6,051
Participant withdrawals                                           (6)                 (477)                  9                   -
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                               1,632                 1,750               3,326               6,051
                                                   ===============================================================================

                                                      PHOENIX-LORD        PHOENIX-LORD
                                                      ABBETT BOND-      ABBETT LARGE-CAP       PHOENIX-LORD         PHOENIX-MFS
                                                        DEBENTURE             VALUE           ABBETT MID-CAP     INVESTORS GROWTH
                                                         SERIES              SERIES            VALUE SERIES        STOCK SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                               -                17,785               5,549               4,622
Participant transfers                                         12,227                 4,016               8,815              33,442
Participant withdrawals                                            -                  (279)                 17              (1,939)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              12,227                21,522              14,381              36,125
                                                   ===============================================================================

                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                     PHOENIX-MFS                             OAKHURST GROWTH         STRATEGIC
                                                   INVESTORS TRUST       PHOENIX-MFS           AND INCOME           ALLOCATION
                                                       SERIES            VALUE SERIES            SERIES                SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                               -                13,436              28,864              30,169
Participant transfers                                         11,449                54,664              83,014             185,158
Participant withdrawals                                            -                (2,863)               (393)             (3,333)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              11,449                65,237             111,485             211,994
                                                   ===============================================================================

                                                                         PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     PHOENIX-SANFORD     BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA
                                                    BERNSTEIN GLOBAL        CAP VALUE            CAP VALUE        MID-CAP GROWTH
                                                      VALUE SERIES           SERIES               SERIES               SERIES
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                           2,990                69,902             173,288              16,005
Participant transfers                                          8,159               119,444              57,925              38,942
Participant withdrawals                                            -                (1,031)             (1,226)               (407)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              11,149               188,315             229,987              54,540
                                                   ===============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                   -------------------------------------------------------------------------------

                                                                          PHOENIX-STATE
                                                     PHOENIX-SENECA      STREET RESEARCH       PHOENIX-VAN       AIM V.I. CAPITAL
                                                     STRATEGIC THEME        SMALL-CAP          KAMPEN FOCUS        APPRECIATION
                                                         SERIES           GROWTH SERIES        EQUITY SERIES           FUND
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                             328                     -                   -                 834
Participant transfers                                          4,121                 1,691               5,662              11,518
Participant withdrawals                                           (1)                  (30)                  -                (160)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                               4,448                 1,661               5,662              12,192
                                                   ===============================================================================

                                                                                              FEDERATED FUND
                                                                         ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                                   AIM V.I. PREMIER     LEVERAGED ALLCAP       GOVERNMENT          INCOME BOND
                                                      EQUITY FUND           PORTFOLIO         SECURITIES II          FUND II
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                          10,615                32,077              72,587               5,541
Participant transfers                                         21,779                31,053             525,374              77,033
Participant withdrawals                                          (78)                 (746)             (2,545)             (1,634)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              32,316                62,384             595,416              80,940
                                                   ===============================================================================

                                                                           VIP GROWTH
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH          MUTUAL SHARES
                                                       PORTFOLIO            PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                         139,026                 2,009              29,164             160,785
Participant transfers                                         32,684                12,820              14,531              39,863
Participant withdrawals                                       (2,959)                  (69)               (805)             (1,730)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                             168,751                14,760              42,890             198,918
                                                   ===============================================================================

                                                                                               SCUDDER VIT
                                                       TEMPLETON            TEMPLETON         EAFE(R) EQUITY       SCUDDER VIT
                                                        FOREIGN              GROWTH                INDEX         EQUITY 500 INDEX
                                                    SECURITIES FUND      SECURITIES FUND           FUND                FUND
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                          12,992               190,402               1,258             113,281
Participant transfers                                         49,417                25,770               9,535              68,958
Participant withdrawals                                       (1,466)               (3,725)               (130)             (1,192)
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                              60,943               212,447              10,663             181,047
                                                   ===============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                   -------------------------------------------------------------------------------

                                                                                                  WANGER
                                                       TECHNOLOGY         WANGER FOREIGN       INTERNATIONAL
                                                        PORTFOLIO              FORTY             SMALL CAP         WANGER TWENTY
                                                   -----------------   -------------------   -----------------   -----------------
Units outstanding, beginning of period                             -                     -                   -                   -
Participant deposits                                           6,100                 3,552              40,940              10,274
Participant transfers                                          2,462                 3,805              26,055              23,144
Participant withdrawals                                       (2,592)                 (188)                 (6)                 35
                                                   -------------------------------------------------------------------------------
Units outstanding, end of period                               5,970                 7,169              66,989              33,453
                                                   ===============================================================================

                                                       WANGER U.S.
                                                        SMALLER
                                                       COMPANIES
                                                   -----------------
Units outstanding, beginning of period                             -
Participant deposits                                          23,766
Participant transfers                                         98,338
Participant withdrawals                                          213
                                                   -----------------
Units outstanding, end of period                             122,317
                                                   =================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.525% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $3,653 and $46 during the years ended December 31, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $19,966 and $46 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

    On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

    On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

    On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

    If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

    Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

    On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

    The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                        [LOGO] PHOENIX
                                                      WEALTH MANAGEMENT(R)
   PHOENIX
  INVESTOR'S
      EDGE(R)






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003







                                                              DEATH BENEFIT
                                                                 OPTION 2
--------------------------------------------------------------------------------
VA0445AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                         PHOENIX-                            PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                         ABERDEEN           PHOENIX-AIM          BERNSTEIN            BERNSTEIN
                                                      INTERNATIONAL       MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          310,570   $         224,773   $          277,578   $          372,324
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          362,465   $         262,250   $          325,641   $          417,572
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            362,465             262,250              325,641              417,572
LIABILITIES
   Accrued expenses                                               568                 412                  515                  650
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          361,897   $         261,838   $          325,126   $          416,922
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                163,250             113,949              172,349              224,272
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.216834   $        2.297850   $         1.886435   $         1.859005
                                                   ==================   =================   ==================   ==================

                                                                                                  PHOENIX-
                                                      PHOENIX-DUFF &         PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                                       PHELPS REAL           ENGEMANN            & MID-CAP          GOODWIN MONEY
                                                    ESTATE SECURITIES     CAPITAL GROWTH           GROWTH               MARKET
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          722,478   $       1,007,984   $          269,067   $        1,348,623
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          854,972   $       1,067,754   $          301,963   $        1,348,623
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            854,972           1,067,754              301,963            1,348,623
LIABILITIES
   Accrued expenses                                             1,325               1,381                  437                2,422
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          853,647   $       1,066,373   $          301,526   $        1,346,201
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                279,441             576,084              142,346              683,553
                                                   ==================   =================   ==================   ==================
Unit value                                         $         3.054853   $        1.851073   $         2.118264   $         1.969413
                                                   ==================   =================   ==================   ==================

                                                         PHOENIX-            PHOENIX-
                                                      GOODWIN MULTI-      GOODWIN MULTI-
                                                       SECTOR FIXED        SECTOR SHORT        PHOENIX-JANUS       PHOENIX-KAYNE
                                                          INCOME             TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $        2,011,114   $       1,240,246   $        1,166,141   $          252,113
                                                   ==================   =================   ==================   ==================
   Investment at market                            $        2,093,502   $       1,246,576   $        1,162,998   $          274,732
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                          2,093,502           1,246,576            1,162,998              274,732
LIABILITIES
   Accrued expenses                                             3,317               1,647                1,803                  435
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $        2,090,185   $       1,244,929   $        1,161,195   $          274,297
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                862,189           1,221,955              519,001              122,315
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.424277   $        1.018801   $         2.237362   $         2.242534
                                                   ==================   =================   ==================   ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-KAYNE       PHOENIX-LAZARD
                                                        SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                      QUALITY VALUE        EQUITY SELECT      SMALL-CAP VALUE       U.S. MULTI-CAP
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          115,630   $       1,705,684   $           66,399   $           49,598
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          129,522   $       2,000,459   $           77,348   $           54,464
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            129,522           2,000,459               77,348               54,464
LIABILITIES
   Accrued expenses                                               198               2,884                  119                   85
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          129,324   $       1,997,575   $           77,229   $           54,379
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                 54,581             823,789               29,116               21,544
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.369398   $        2.424862   $         2.652456   $         2.524146
                                                   ==================   =================   ==================   ==================

                                                       PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                        DEBENTURE              VALUE              VALUE                STOCK
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          453,191   $       2,821,676   $          606,237   $          934,002
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          469,637   $       3,235,203   $          689,594   $        1,053,277
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            469,637           3,235,203              689,594            1,053,277
LIABILITIES
   Accrued expenses                                               696               4,898                1,076                1,552
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          468,941   $       3,230,305   $          688,518   $        1,051,725
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                191,972           1,281,490              283,528              621,302
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.442755   $        2.520741   $         2.428386   $         1.692776
                                                   ==================   =================   ==================   ==================

                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                       PHOENIX-MFS          PHOENIX-MFS          PHOENIX-            NASDAQ-100
                                                     INVESTORS TRUST           VALUE          NORTHERN DOW 30         INDEX(R)
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          386,768   $         864,681   $          466,589   $          468,180
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          415,508   $       1,002,154   $          549,371   $          562,242
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            415,508           1,002,154              549,371              562,242
LIABILITIES
   Accrued expenses                                               650               1,577                  858                  821
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          414,858   $       1,000,577   $          548,513   $          561,421
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                218,548             470,575              257,672              311,546
                                                   ==================   =================   ==================   ==================
Unit value                                         $         1.898248   $        2.126288   $         2.128721   $         1.802054
                                                   ==================   =================   ==================   ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                             PHOENIX-
                                                         PHOENIX-            OAKHURST             PHOENIX-        PHOENIX-SANFORD
                                                     OAKHURST GROWTH         STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL
                                                        AND INCOME          ALLOCATION             EQUITY               VALUE
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $        1,420,151   $       1,030,103   $          810,411   $          155,614
                                                   ==================   =================   ==================   ==================
   Investment at market                            $        1,590,172   $       1,149,098   $          900,677   $          172,384
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                          1,590,172           1,149,098              900,677              172,384
LIABILITIES
   Accrued expenses                                             2,383               1,819                1,416                  230
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $        1,587,789   $       1,147,279   $          899,261   $          172,154
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                819,917             554,539              467,994               77,131
                                                   ==================   =================   ==================   ==================
Unit value                                         $         1.936523   $        2.068888   $         1.921519   $         2.231938
                                                   ==================   =================   ==================   ==================

                                                     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                      BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA        PHOENIX-SENECA
                                                        CAP VALUE           CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          753,110   $         880,036   $          791,390   $          165,438
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          932,212   $       1,050,432   $          837,093   $          177,400
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            932,212           1,050,432              837,093              177,400
LIABILITIES
   Accrued expenses                                             1,416               1,613                1,209                  220
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          930,796   $       1,048,819   $          835,884   $          177,180
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                351,950             388,267              487,901              100,143
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.644683   $        2.701285   $         1.713229   $         1.769284
                                                   ==================   =================   ==================   ==================

                                                      PHOENIX-STATE
                                                     STREET RESEARCH                                               ALGER AMERICAN
                                                        SMALL-CAP        AIM V.I. CAPITAL     AIM V.I. PREMIER       LEVERAGED
                                                          GROWTH           APPRECIATION            EQUITY             ALLCAP
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          372,767   $         942,612   $          163,934   $          360,916
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          425,786   $       1,116,691   $          194,680   $          409,752
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            425,786           1,116,691              194,680              409,752
LIABILITIES
   Accrued expenses                                               639               1,794                  308                  628
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          425,147   $       1,114,897   $          194,372   $          409,124
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                140,924             574,606              113,519              232,305
                                                   ==================   =================   ==================   ==================
Unit value                                         $         3.016849   $        1.940281   $         1.712243   $         1.761158
                                                   ==================   =================   ==================   ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                      FEDERATED FUND      FEDERATED HIGH
                                                         FOR U.S.           INCOME BOND
                                                        GOVERNMENT          FUND II --                               VIP GROWTH
                                                      SECURITIES II       PRIMARY SHARES     VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $        6,037,940   $         764,586   $        1,181,175   $          181,661
                                                   ==================   =================   ==================   ==================
   Investment at market                            $        6,080,336   $         844,101   $        1,353,817   $          195,046
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                          6,080,336             844,101            1,353,817              195,046
LIABILITIES
   Accrued expenses                                             9,717               1,345                2,117                  263
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $        6,070,619   $         842,756   $        1,351,700   $          194,783
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                              2,845,941             354,502              587,742               98,174
                                                   ==================   =================   ==================   ==================
Unit value                                         $         2.133080   $        2.377294   $         2.299814   $         1.984063
                                                   ==================   =================   ==================   ==================
                                                                                                TEMPLETON            TEMPLETON
                                                                           MUTUAL SHARES         FOREIGN               GROWTH
                                                        VIP GROWTH          SECURITIES          SECURITIES           SECURITIES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $        1,018,641   $         774,971   $          637,233   $          983,283
                                                   ==================   =================   ==================   ==================
   Investment at market                            $        1,158,152   $         911,269   $          728,509   $        1,273,861
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                          1,158,152             911,269              728,509            1,273,861
LIABILITIES
   Accrued expenses                                             1,586               1,558                1,055                2,060
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $        1,156,566   $         909,711   $          727,454   $        1,271,801
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                639,222             415,161              343,627              601,417
                                                   ==================   =================   ==================   ==================
Unit value                                         $         1.809333   $        2.191218   $         2.116988   $         2.114675
                                                   ==================   =================   ==================   ==================
                                                                                              RYDEX VARIABLE         SCUDDER VIT
                                                     RYDEX VARIABLE       RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                       TRUST JUNO           TRUST NOVA           ROTATION              INDEX
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $          969,517   $         301,824   $           55,024   $          420,637
                                                   ==================   =================   ==================   ==================
   Investment at market                            $          939,922   $         345,338   $           60,324   $          502,125
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                            939,922             345,338               60,324              502,125
LIABILITIES
   Accrued expenses                                             1,509                 536                   95                  780
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $          938,413   $         344,802   $           60,229   $          501,345
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                895,244             284,659               52,413              245,413
                                                   ==================   =================   ==================   ==================
Unit value                                         $         1.048221   $        1.211285   $         1.149129   $         2.042863
                                                   ==================   =================   ==================   ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                        WANGER
                                                      SCUDDER VIT                             WANGER FOREIGN        INTERNATIONAL
                                                    EQUITY 500 INDEX        TECHNOLOGY             FORTY              SMALL CAP
                                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   ------------------   ------------------
ASSETS
   Investment at cost                              $        1,662,700   $         158,128   $           95,386   $          731,281
                                                   ==================   =================   ==================   ==================
   Investment at market                            $        1,902,487   $         179,221   $          111,921   $          932,621
                                                   ------------------   -----------------   ------------------   ------------------
      Total assets                                          1,902,487             179,221              111,921              932,621
LIABILITIES
   Accrued expenses                                             2,961                 254                  144                1,397
                                                   ------------------   -----------------   ------------------   ------------------
NET ASSETS                                         $        1,899,526   $         178,967   $          111,777   $          931,224
                                                   ==================   =================   ==================   ==================
Accumulation units outstanding                                974,253             122,459               46,802              369,832
                                                   ==================   =================   ==================   ==================
Unit value                                         $         1.949728   $        1.461448   $         2.388310   $         2.517963
                                                   ==================   =================   ==================   ==================

                                                                            WANGER U.S.
                                                                              SMALLER
                                                      WANGER TWENTY          COMPANIES
                                                        SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------
ASSETS
   Investment at cost                              $          298,031   $         712,510
                                                   ==================   =================
   Investment at market                            $          348,002   $         901,722
                                                   ------------------   -----------------
      Total assets                                            348,002             901,722
LIABILITIES
   Accrued expenses                                               550               1,345
                                                   ------------------   -----------------
NET ASSETS                                         $          347,452   $         900,377
                                                   ==================   =================
Accumulation units outstanding                                141,795             368,385
                                                   ==================   =================
Unit value                                         $         2.450405   $        2.444116
                                                   ==================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                          PHOENIX-                           PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                        INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX      GROWTH + VALUE
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $           4,422   $            -     $           2,915   $           1,538
Expenses
   Mortality and expense fees                                     3,654              2,502               4,523               3,546
   Indexing (gain) loss                                             141                 83                 133                 105
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                        627             (2,585)             (1,741)             (2,113)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   (640)                (2)              1,599                (215)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                 68,188             39,110              58,631              49,130
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    67,548             39,108              60,230              48,915
Net increase (decrease) in net assets resulting from
   operations                                         $          68,175   $         36,523   $          58,489   $          46,802
                                                      =================   ================   =================   =================

                                                                                                 PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL          PHOENIX-
                                                         PHELPS REAL          ENGEMANN          & MID-CAP          GOODWIN MONEY
                                                      ESTATE SECURITIES    CAPITAL GROWTH         GROWTH               MARKET
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $          18,297   $            149   $             -     $           8,148
Expenses
   Mortality and expense fees                                     8,658              6,178               2,811              22,282
   Indexing (gain) loss                                             314                168                  85                 199
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                      9,325             (6,197)             (2,896)            (14,333)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    306             (1,079)                679                 -
Net realized gain distribution from Fund                         23,393                -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                131,471             83,437              44,327                 -
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   155,170             82,358              45,006                 -
Net increase (decrease) in net assets resulting from
   operations                                         $         164,495   $         76,161   $          42,110   $         (14,333)
                                                      =================   ================   =================   =================

                                                           PHOENIX-            PHOENIX-
                                                        GOODWIN MULTI-      GOODWIN MULTI-
                                                         SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS        PHOENIX-KAYNE
                                                            INCOME            TERM BOND       FLEXIBLE INCOME     RISING DIVIDENDS
                                                          SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $          83,535   $         18,641   $          28,313   $           1,390
Expenses
   Mortality and expense fees                                    20,941              4,428              12,718               2,143
   Indexing (gain) loss                                             356                 71                 152                  57
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     62,238             14,142              15,443                (810)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    621                (25)               (364)                297
Net realized gain distribution from Fund                            -                  -                23,111               1,719
Net change in unrealized appreciation (depreciation)
   on investment                                                 73,749              6,330             (10,312)             23,031
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    74,370              6,305              12,435              25,047
Net increase (decrease) in net assets resulting from
   operations                                         $         136,608   $         20,447   $          27,878   $          24,237
                                                      =================   ================   =================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $             948   $          9,879   $              56   $             203
Expenses
   Mortality and expense fees                                     1,017             14,639                 604                 369
   Indexing (gain) loss                                              34                455                  24                  11
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                       (103)            (5,215)               (572)               (177)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    296                683                 134                   9
Net realized gain distribution from Fund                             59              1,651                 684               1,040
Net change in unrealized appreciation (depreciation)
   on investment                                                 13,697            292,869              11,259               4,907
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    14,052            295,203              12,077               5,956
Net increase (decrease) in net assets resulting from
   operations                                         $          13,949   $        289,988   $          11,505   $           5,779
                                                      =================   ================   =================   =================

                                                         PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD         PHOENIX-MFS
                                                         ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP      INVESTORS GROWTH
                                                          DEBENTURE            VALUE               VALUE               STOCK
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $          14,732   $         12,326   $           2,895   $             -
Expenses
   Mortality and expense fees                                     3,678             23,707               5,118              10,465
   Indexing (gain) loss                                              76                771                 186                 287
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     10,978            (12,152)             (2,409)            (10,752)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   (154)               284                  24                (177)
Net realized gain distribution from Fund                          3,864              5,990               3,562                 -
Net change in unrealized appreciation (depreciation)
   on investment                                                 16,124            414,312              81,786             132,192
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    19,834            420,586              85,372             132,015
Net increase (decrease) in net assets resulting from
   operations                                         $          30,812   $        408,434   $          82,963   $         121,263
                                                      =================   ================   =================   =================

                                                                                                                     PHOENIX-
                                                                                                                     NORTHERN
                                                          PHOENIX-MFS        PHOENIX-MFS         PHOENIX-           NASDAQ-100
                                                        INVESTORS TRUST        VALUE          NORTHERN DOW 30        INDEX(R)
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $           1,923   $         12,099   $           5,710   $             -
Expenses
   Mortality and expense fees                                     2,834             11,360               5,472               5,884
   Indexing (gain) loss                                             212                345                 163                 215
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (1,123)               394                  75              (6,099)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    163                (85)                244                  (2)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                 34,377            166,003              87,338             128,393
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    34,540            165,918              87,582             128,391
Net increase (decrease) in net assets resulting from
   operations                                         $          33,417   $        166,312   $          87,657   $         122,292
                                                      =================   ================   =================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                              PHOENIX-
                                                           PHOENIX-           OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                       OAKHURST GROWTH        STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          AND INCOME         ALLOCATION           EQUITY               VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $          10,798   $         20,963   $           6,501   $           2,045
Expenses
   Mortality and expense fees                                    14,579             12,907              12,606               1,441
   Indexing (gain) loss                                             419                296                 330                  42
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (4,200)             7,760              (6,435)                562
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    368                 82                  53              (9,266)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                218,109            125,464             163,251              29,051
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   218,477            125,546             163,304              19,785
Net increase (decrease) in net assets resulting from
   operations                                         $         214,277   $        133,306   $         156,869   $          20,347
                                                      =================   ================   =================   =================

                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN MID-    BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA
                                                          CAP VALUE          CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $           1,441   $            -     $             -     $             -
Expenses
   Mortality and expense fees                                     9,792              7,350               6,549               1,104
   Indexing (gain) loss                                             420                334                 164                  20
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (8,771)            (7,684)             (6,713)             (1,124)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                  1,345                352                 384             (17,930)
Net realized gain distribution from Fund                         27,792             13,527                 -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                207,930            182,272              82,113              31,711
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   237,067            196,151              82,497              13,781
Net increase (decrease) in net assets resulting from
   operations                                         $         228,296   $        188,467   $          75,784   $          12,657
                                                      =================   ================   =================   =================

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                                            ALGER AMERICAN
                                                          SMALL-CAP       AIM V.I. CAPITAL   AIM V.I. PREMIER       LEVERAGED
                                                           GROWTH           APPRECIATION          EQUITY              ALLCAP
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $             -     $            -     $             537   $             -
Expenses
   Mortality and expense fees                                     3,362             12,383               2,833               4,915
   Indexing (gain) loss                                             151                377                  84                 147
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (3,513)           (12,760)             (2,380)             (5,062)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    491              1,272                  42                 332
Net realized gain distribution from Fund                         21,692                -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                 53,478            192,718              35,827              73,180
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                    75,661            193,990              35,869              73,512
Net increase (decrease) in net assets resulting from
   operations                                         $          72,148   $        181,230   $          33,489   $          68,450
                                                      =================   ================   =================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        FEDERATED FUND     FEDERATED HIGH
                                                           FOR U.S.         INCOME BOND
                                                         GOVERNMENT         FUND II --                               VIP GROWTH
                                                        SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $         105,617   $         22,075   $           1,109   $             317
Expenses
   Mortality and expense fees                                    80,199              9,281              11,383               1,485
   Indexing (gain) loss                                             782                195                 354                  42
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     24,636             12,599             (10,628)             (1,210)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                  5,948                 62                 657                (147)
Net realized gain distribution from Fund                         13,697                -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                (18,570)            75,383             186,706              22,651
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                     1,075             75,445             187,363              22,504
Net increase (decrease) in net assets resulting from
   operations                                         $          25,711   $         88,044   $         176,735   $          21,294
                                                      =================   ================   =================   =================

                                                                                                 TEMPLETON          TEMPLETON
                                                                            MUTUAL SHARES         FOREIGN             GROWTH
                                                          VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $             403   $          6,046   $           4,376   $          14,586
Expenses
   Mortality and expense fees                                     8,669             10,967               5,793              14,948
   Indexing (gain) loss                                             290                296                 189                 565
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (8,556)            (5,217)             (1,606)               (927)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    539              3,667                 167               2,638
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                149,317            148,159             105,933             304,249
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   149,856            151,826             106,100             306,887
Net increase (decrease) in net assets resulting from
   operations                                         $         141,300   $        146,609   $         104,494   $         305,960
                                                      =================   ================   =================   =================

                                                                                               RYDEX VARIABLE       SCUDDER VIT
                                                        RYDEX VARIABLE     RYDEX VARIABLE       TRUST SECTOR       EAFE(R) EQUITY
                                                          TRUST JUNO          TRUST NOVA          ROTATION             INDEX
                                                        SUBACCOUNT(2)       SUBACCOUNT(4)       SUBACCOUNT(3)        SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $             -     $            -     $             -     $          16,885
Expenses
   Mortality and expense fees                                     5,284              1,737                 417               6,807
   Indexing (gain) loss                                              26                 76                  12                 116
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                     (5,310)            (1,813)               (429)              9,962
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                     17                 11                 371               5,008
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                (29,595)            43,514               5,300             114,913
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   (29,578)            43,525               5,671             119,921
Net increase (decrease) in net assets resulting from
   operations                                         $         (34,888)  $         41,712   $           5,242   $         129,883
                                                      =================   ================   =================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      WANGER
                                                          SCUDDER VIT                         WANGER FOREIGN       INTERNATIONAL
                                                       EQUITY 500 INDEX      TECHNOLOGY            FORTY            SMALL CAP
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------   -----------------   -----------------
Investment income
   Distributions                                      $           9,798   $            -     $             158   $             849
Expenses
   Mortality and expense fees                                    19,680              1,393                 993               7,891
   Indexing (gain) loss                                             402                 52                  42                 309
                                                      -----------------   ----------------   -----------------   -----------------
Net investment income (loss)                                    (10,284)            (1,445)               (877)             (7,351)
                                                      -----------------   ----------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   (983)                11                 181                 720
Net realized gain distribution from Fund                            -                  -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                299,228             24,842              21,951             203,806
                                                      -----------------   ----------------   -----------------   -----------------
Net gain (loss) on investment                                   298,245             24,853              22,132             204,526
Net increase (decrease) in net assets resulting from
   operations                                         $         287,961   $         23,408   $          21,255   $         197,175
                                                      =================   ================   =================   =================

                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER TWENTY        COMPANIES
                                                         SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ----------------
Investment income
   Distributions                                      $             -     $            -
Expenses
   Mortality and expense fees                                     3,393              9,361
   Indexing (gain) loss                                             100                370
                                                      -----------------   ----------------
Net investment income (loss)                                     (3,493)            (9,731)
                                                      -----------------   ----------------
Net realized gain (loss) from share transactions                    100               (139)
Net realized gain distribution from Fund                            -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                 48,398            192,867
                                                      -----------------   ----------------
Net gain (loss) on investment                                    48,498            192,728
Net increase (decrease) in net assets resulting from
   operations                                         $          45,005   $        182,997
                                                      =================   ================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 16, 2003 to December 31, 2003.
(2) From inception June 30, 2003 to December 31, 2003.
(3) From inception July 7, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN           PHOENIX-AIM            BERNSTEIN            BERNSTEIN
                                                   INTERNATIONAL       MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $              627    $          (2,585)  $           (1,741)  $           (2,113)
   Net realized gain (loss)                                   (640)                  (2)               1,599                 (215)
   Net change in unrealized appreciation
     (depreciation) on investments                          68,188               39,110               58,631               49,130
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       68,175               36,523               58,489               46,802
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    127,534               24,362               10,750               57,388
   Participant transfers                                    66,166 +            165,956              112,805              298,805
   Participant withdrawals                                  (4,279)                (164)                (229)             (13,636)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              189,421              190,154              123,326              342,557
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   257,596              226,677              181,815              389,359
NET ASSETS
   Beginning of period                                     104,301               35,161              143,311               27,563
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          361,897    $         261,838   $          325,126   $          416,922
                                                ==================    =================   ==================   ==================

                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                                    PHELPS REAL            ENGEMANN            & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES      CAPITAL GROWTH           GROWTH               MARKET
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $            9,325    $          (6,197)  $           (2,896)  $          (14,333)
   Net realized gain (loss)                                 23,699               (1,079)                 679                  -
   Net change in unrealized appreciation
     (depreciation) on investments                         131,471               83,437               44,327                  -
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      164,495               76,161               42,110              (14,333)
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    212,916              693,965              130,363            1,656,594
   Participant transfers                                   321,271              153,382              (24,547)          (1,133,081)
   Participant withdrawals                                  (6,417)              (6,733)              (8,093)             (16,795)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
       resulting from participant transaction              527,770              840,614               97,723              506,718
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   692,265              916,775              139,833              492,385
NET ASSETS
   Beginning of period                                     161,382              149,598              161,693              853,816
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          853,647    $       1,066,373   $          301,526   $        1,346,201
                                                ==================    =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-             PHOENIX-
                                                  GOODWIN MULTI-       GOODWIN MULTI-
                                                   SECTOR FIXED         SECTOR SHORT        PHOENIX-JANUS       PHOENIX-KAYNE
                                                      INCOME              TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                    SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           62,238    $          14,142   $           15,443   $             (810)
   Net realized gain (loss)                                    621                  (25)              22,747                2,016
   Net change in unrealized appreciation
     (depreciation) on investments                          73,749                6,330              (10,312)              23,031
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      136,608               20,447               27,878               24,237
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    264,794              694,556              494,071              149,802
   Participant transfers                                 1,281,205              556,436              415,139               90,123
   Participant withdrawals                                 (11,256)             (26,510)             (12,912)              (2,361)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,534,743            1,224,482              896,298              237,564
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,671,351            1,244,929              924,176              261,801
NET ASSETS
   Beginning of period                                     418,834                  -                237,019               12,496
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        2,090,185    $       1,244,929   $        1,161,195   $          274,297
                                                ==================    =================   ==================   ==================

                                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                   QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $             (103)   $          (5,215)  $             (572)  $             (177)
   Net realized gain (loss)                                    355                2,334                  818                1,049
   Net change in unrealized appreciation
     (depreciation) on investments                          13,697              292,869               11,259                4,907
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       13,949              289,988               11,505                5,779
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      8,263            1,167,735               29,432               20,289
   Participant transfers                                    94,887              428,756               32,440               28,210
   Participant withdrawals                                  (6,677)             (38,711)              (5,570)                (940)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               96,473            1,557,780               56,302               47,559
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   110,422            1,847,768               67,807               53,338
NET ASSETS
   Beginning of period                                      18,902              149,807                9,422                1,041
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          129,324    $       1,997,575   $           77,229   $           54,379
                                                ==================    =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LORD          PHOENIX-LORD         PHOENIX-LORD       PHOENIX-MFS
                                                   ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP    INVESTORS GROWTH
                                                    DEBENTURE               VALUE                 VALUE             STOCK
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                ------------------    -----------------   ------------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                 $           10,978    $         (12,152)  $           (2,409)  $        (10,752)
   Net realized gain (loss)                                  3,710                6,274                3,586               (177)
   Net change in unrealized appreciation
     (depreciation) on investments                          16,124              414,312               81,786            132,192
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) resulting
      from operations                                       30,812              408,434               82,963            121,263
                                                ------------------    -----------------   ------------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    204,203            1,694,875              147,482            338,853
   Participant transfers                                   230,029              971,941              380,225            457,390 ++
   Participant withdrawals                                  (8,124)             (31,801)              (3,471)           (27,646)
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              426,108            2,635,015              524,236            768,597
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets                   456,920            3,043,449              607,199            889,860
NET ASSETS
   Beginning of period                                      12,021              186,856               81,319            161,865
                                                ------------------    -----------------   ------------------   ----------------
   End of period                                $          468,941    $       3,230,305   $          688,518   $      1,051,725
                                                ==================    =================   ==================   ================

                                                                                                                   PHOENIX-
                                                                                                                   NORTHERN
                                                    PHOENIX-MFS           PHOENIX-MFS          PHOENIX-           NASDAQ-100
                                                  INVESTORS TRUST            VALUE          NORTHERN DOW 30        INDEX(R)
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                 $           (1,123)   $             394   $               75   $         (6,099)
   Net realized gain (loss)                                    163                  (85)                 244                 (2)
   Net change in unrealized appreciation
     (depreciation) on investments                          34,377              166,003               87,338            128,393
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) resulting
      from operations                                       33,417              166,312               87,657            122,292
                                                ------------------    -----------------   ------------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    180,496               76,433              101,236            183,818
   Participant transfers                                   165,644              504,818              281,823             98,884
   Participant withdrawals                                    (873)             (22,538)              (1,583)           (10,961)
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              345,267              558,713              381,476            271,741
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets                   378,684              725,025              469,133            394,033
NET ASSETS
   Beginning of period                                      36,174              275,552               79,380            167,388
                                                ------------------    -----------------   ------------------   ----------------
   End of period                                $          414,858    $       1,000,577   $          548,513   $        561,421
                                                ==================    =================   ==================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC        OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION            EQUITY               VALUE
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (4,200)   $           7,760   $           (6,435)  $              562
   Net realized gain (loss)                                    368                   82                   53               (9,266)
   Net change in unrealized appreciation
     (depreciation) on investments                         218,109              125,464              163,251               29,051
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      214,277              133,306              156,869               20,347
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    632,812              249,425              127,504               44,009
   Participant transfers                                   414,642              540,045              150,183               25,904
   Participant withdrawals                                 (20,066)              (8,574)             (10,433)              (1,372)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,027,388              780,896              267,254               68,541
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,241,665              914,202              424,123               88,888
NET ASSETS
   Beginning of period                                     346,124              233,077              475,138               83,266
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,587,789    $       1,147,279   $          899,261   $          172,154
                                                ==================    =================   ==================   ==================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE            CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (8,771)   $          (7,684)  $           (6,713)  $           (1,124)
   Net realized gain (loss)                                 29,137               13,879                  384              (17,930)
   Net change in unrealized appreciation
     (depreciation) on investments                         207,930              182,272               82,113               31,711
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      228,296              188,467               75,784               12,657
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    331,626              238,981              308,749              152,612
   Participant transfers                                   173,401              507,382              299,064              (42,223)
   Participant withdrawals                                 (10,522)              (9,213)              (5,915)                 (34)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              494,505              737,150              601,898              110,355
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   722,801              925,617              677,682              123,012
NET ASSETS
   Beginning of period                                     207,995              123,202              158,202               54,168
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          930,796    $       1,048,819   $          835,884   $          177,180
                                                ==================    =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH                                                 ALGER AMERICAN
                                                     SMALL-CAP         AIM V.I. CAPITAL    AIM V.I. PREMIER         LEVERAGED
                                                       GROWTH            APPRECIATION           EQUITY                ALLCAP
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (3,513)   $         (12,760)  $           (2,380)  $           (5,062)
   Net realized gain (loss)                                 22,183                1,272                   42                  332
   Net change in unrealized appreciation
      (depreciation) on investments                          53,478              192,718               35,827               73,180
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       72,148              181,230               33,489               68,450
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    252,160              500,148                9,005              166,662
   Participant transfers                                    80,743              129,326               33,945               50,396
   Participant withdrawals                                  (8,809)             (22,322)              (3,529)              (6,549)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              324,094              607,152               39,421              210,509
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   396,242              788,382               72,910              278,959
NET ASSETS
   Beginning of period                                      28,905              326,515              121,462              130,165
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          425,147    $       1,114,897   $          194,372   $          409,124
                                                ==================    =================   ==================   ==================

                                                   FEDERATED FUND       FEDERATED HIGH
                                                      FOR U.S.            INCOME BOND
                                                     GOVERNMENT           FUND II --                              VIP GROWTH
                                                   SECURITIES II        PRIMARY SHARES     VIP CONTRAFUND(R)     OPPORTUNITIES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           24,636    $          12,599   $          (10,628)  $           (1,210)
   Net realized gain (loss)                                 19,645                   62                  657                 (147)
   Net change in unrealized appreciation
     (depreciation) on investments                         (18,570)              75,383              186,706               22,651
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       25,711               88,044              176,735               21,294
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  1,103,201              156,044              469,482               45,620
   Participant transfers                                 3,196,893              445,922              493,656               82,655
   Participant withdrawals                                (108,180)             (18,218)              (3,674)              (3,179)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            4,191,914              583,748              959,464              125,096
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 4,217,625              671,792            1,136,199              146,390
NET ASSETS
   Beginning of period                                   1,852,994              170,964              215,501               48,393
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        6,070,619    $         842,756   $        1,351,700   $          194,783
                                                ==================    =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              TEMPLETON            TEMPLETON
                                                                        MUTUAL SHARES          FOREIGN               GROWTH
                                                    VIP GROWTH            SECURITIES          SECURITIES           SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (8,556)   $          (5,217)  $           (1,606)  $             (927)
   Net realized gain (loss)                                    539                3,667                  167                2,638
   Net change in unrealized appreciation
     (depreciation) on investments                         149,317              148,159              105,933              304,249
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      141,300              146,609              104,494              305,960
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    595,223              125,332              161,858              664,568
   Participant transfers                                   291,449              366,078              315,802              175,033
   Participant withdrawals                                 (13,941)             (11,300)              (2,615)              (6,351)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              872,731              480,110              475,045              833,250
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,014,031              626,719              579,539            1,139,210
NET ASSETS
   Beginning of period                                     142,535              282,992              147,915              132,591
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,156,566    $         909,711   $          727,454   $        1,271,801
                                                ==================    =================   ==================   ==================

                                                                                            RYDEX VARIABLE        SCUDDER VIT
                                                   RYDEX VARIABLE       RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                     TRUST JUNO           TRUST NOVA           ROTATION              INDEX
                                                   SUBACCOUNT(2)         SUBACCOUNT(4)       SUBACCOUNT(3)         SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (5,310)   $          (1,813)  $             (429)  $            9,962
   Net realized gain (loss)                                     17                   11                  371                5,008
   Net change in unrealized appreciation
     (depreciation) on investments                         (29,595)              43,514                5,300              114,913
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      (34,888)              41,712                5,242              129,883
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    471,931              260,135               10,183              128,871
   Participant transfers                                   501,636               42,955               44,804               30,712
   Participant withdrawals                                    (266)                 -                    -                 (5,124)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              973,301              303,090               54,987              154,459
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   938,413              344,802               60,229              284,342
NET ASSETS
   Beginning of period                                         -                    -                    -                217,003
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          938,413    $         344,802   $           60,229   $          501,345
                                                ==================    =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                     WANGER
                                                    SCUDDER VIT                              WANGER FOREIGN       INTERNATIONAL
                                                  EQUITY 500 INDEX        TECHNOLOGY             FORTY              SMALL CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $          (10,284)   $          (1,445)  $             (877)  $           (7,351)
   Net realized gain (loss)                                   (983)                  11                  181                  720
   Net change in unrealized appreciation
     (depreciation) on investments                         299,228               24,842               21,951              203,806
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      287,961               23,408               21,255              197,175
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    463,263               99,530               12,680              459,790
   Participant transfers                                   744,413               43,192               37,559              116,021
   Participant withdrawals                                 (15,406)                   9               (1,517)             (10,658)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,192,270              142,731               48,722              565,153
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,480,231              166,139               69,977              762,328
NET ASSETS
   Beginning of period                                     419,295               12,828               41,800              168,896
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,899,526    $         178,967   $          111,777   $          931,224
                                                ==================    =================   ==================   ==================

                                                                          WANGER U.S.
                                                                            SMALLER
                                                   WANGER TWENTY           COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                 $           (3,493)   $          (9,731)
   Net realized gain (loss)                                    100                 (139)
   Net change in unrealized appreciation
     (depreciation) on investments                          48,398              192,867
                                                ------------------    -----------------
   Net increase (decrease) resulting
      from operations                                       45,005              182,997
                                                ------------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    114,206              330,482
   Participant transfers                                   124,963              122,787
   Participant withdrawals                                    (971)              (6,952)
                                                ------------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              238,198              446,317
                                                ------------------    -----------------
   Net increase (decrease) in net assets                   283,203              629,314
NET ASSETS
   Beginning of period                                      64,249              271,063
                                                ------------------    -----------------
   End of period                                $          347,452    $         900,377
                                                ==================    =================

+   Participant transfers include net assets transferred in from Aberdeen
    New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 16, 2003 to December 31, 2003.
(2) From inception June 30, 2003 to December 31, 2003.
(3) From inception July 7, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                         PHOENIX-            PHOENIX-                             PHOENIX-ALLIANCE/
                                                         ABERDEEN          ABERDEEN NEW        PHOENIX-AIM           BERNSTEIN
                                                       INTERNATIONAL           ASIA           MID-CAP EQUITY       GROWTH + VALUE
                                                       SUBACCOUNT(2)      SUBACCOUNT(17)       SUBACCOUNT(9)       SUBACCOUNT(14)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $             (40)  $              71   $             (231)  $             (107)
   Net realized gain (loss)                                    (1,045)                -                    110                   (3)
   Net unrealized appreciation (depreciation)                 (16,293)                (77)              (1,633)              (3,882)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (17,378)                 (6)              (1,754)              (3,992)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        86,546               4,948                7,500               18,442
   Participant transfers                                       34,890                 513               29,518               13,113
   Participant withdrawals                                        243                 (16)                (103)                 -
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           121,679               5,445               36,915               31,555
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      104,301               5,439               35,161               27,563
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         104,301   $           5,439   $           35,161   $           27,563
                                                    =================   =================   ==================   ==================

                                                                             PHOENIX-
                                                                             DEUTSCHE          PHOENIX-DUFF &         PHOENIX-
                                                        PHOENIX-            NASDAQ-100          PHELPS REAL           ENGEMANN
                                                     DEUTSCHE DOW 30         INDEX(R)        ESTATE SECURITIES     CAPITAL GROWTH
                                                      SUBACCOUNT(10)       SUBACCOUNT(3)       SUBACCOUNT(7)        SUBACCOUNT(2)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $             434   $          (1,835)  $            1,290   $           (1,572)
   Net realized gain (loss)                                        32               8,182                  277                  (22)
   Net unrealized appreciation (depreciation)                  (4,556)            (34,331)               1,023              (23,667)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                          (4,090)            (27,984)               2,590              (25,261)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        44,851              10,000               24,253              138,511
   Participant transfers                                       40,060             198,874              134,351               36,483
   Participant withdrawals                                     (1,441)            (13,502)                 188                 (135)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            83,470             195,372              158,792              174,859
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       79,380             167,388              161,382              149,598
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          79,380   $         167,388   $          161,382   $          149,598
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                        PHOENIX-                                 PHOENIX-
                                                     ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-
                                                        & MID-CAP         GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                                         GROWTH              MARKET               INCOME             VALUE EQUITY
                                                      SUBACCOUNT(2)       SUBACCOUNT(4)       SUBACCOUNT(7)         SUBACCOUNT(1)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $          (1,480)  $          (1,637)  $            7,419   $             (266)
   Net realized gain (loss)                                       (38)                -                    242                  (45)
   Net unrealized appreciation (depreciation)                 (11,431)                -                  8,639              (72,985)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (12,949)             (1,637)              16,300              (73,296)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       171,190             403,091              257,120              331,064
   Participant transfers                                        4,222             459,938              148,488              218,670
   Participant withdrawals                                       (770)             (7,576)              (3,074)              (1,300)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           174,642             855,453              402,534              548,434
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      161,693             853,816              418,834              475,138
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         161,693   $         853,816   $          418,834   $          475,138
                                                    =================   =================   ==================   ==================

                                                       PHOENIX-J.P.
                                                          MORGAN
                                                         RESEARCH         PHOENIX-JANUS        PHOENIX-JANUS       PHOENIX-KAYNE
                                                      ENHANCED INDEX     FLEXIBLE INCOME          GROWTH           LARGE-CAP CORE
                                                       SUBACCOUNT(1)      SUBACCOUNT(5)        SUBACCOUNT(2)       SUBACCOUNT(16)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (244)  $           3,721   $           (1,303)  $              (13)
   Net realized gain (loss)                                       (21)                792                  (35)                   6
   Net unrealized appreciation (depreciation)                 (10,568)              7,169              (12,917)                (412)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (10,833)             11,682              (14,255)                (419)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        57,965             118,621              143,244                4,000
   Participant transfers                                       96,429             112,473               34,055                8,922
   Participant withdrawals                                       (250)             (5,757)              (1,179)                  (7)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           154,144             225,337              176,120               12,915
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      143,311             237,019              161,865               12,496
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         143,311   $         237,019   $          161,865   $           12,496
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                      PHOENIX-KAYNE       PHOENIX-LAZARD
                                                        SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD      PHOENIX-LAZARD
                                                      QUALITY VALUE       EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                      SUBACCOUNT(16)      SUBACCOUNT(20)       SUBACCOUNT(16)      SUBACCOUNT(21)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $              80   $            (122)  $              (22)  $                1
   Net realized gain (loss)                                        75                 -                     (1)                 -
   Net unrealized appreciation (depreciation)                     195               1,906                 (310)                 (41)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                             350               1,784                 (333)                 (40)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        12,240             144,870                5,041                  -
   Participant transfers                                        6,287               3,153                4,714                1,081
   Participant withdrawals                                         25                 -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            18,552             148,023                9,755                1,081
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       18,902             149,807                9,422                1,041
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          18,902   $         149,807   $            9,422   $            1,041
                                                    =================   =================   ==================   ==================

                                                       PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                         DEBENTURE            VALUE               VALUE                STOCK
                                                      SUBACCOUNT(19)      SUBACCOUNT(16)      SUBACCOUNT(20)       SUBACCOUNT(11)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $             169   $             (24)  $               43   $             (511)
   Net realized gain (loss)                                        23                 (77)                   7                   (5)
   Net unrealized appreciation (depreciation)                     322                (785)               1,571               (9,160)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                             514                (886)               1,621               (9,676)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         9,000             147,720               78,696              111,591
   Participant transfers                                        2,512              38,204                1,010               21,505
   Participant withdrawals                                         (5)              1,818                   (8)                 998
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            11,507             187,742               79,698              134,094
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       12,021             186,856               81,319              124,418
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          12,021   $         186,856   $           81,319   $          124,418
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                       PHOENIX-MFS          PHOENIX-MFS       OAKHURST GROWTH         STRATEGIC
                                                     INVESTORS TRUST           VALUE            AND INCOME           ALLOCATION
                                                      SUBACCOUNT(10)       SUBACCOUNT(3)       SUBACCOUNT(2)        SUBACCOUNT(8)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (192)  $            (270)  $             (306)  $            1,506
   Net realized gain (loss)                                        38               1,366                  105                 (205)
   Net unrealized appreciation (depreciation)                  (5,637)            (28,530)             (48,088)              (6,469)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                          (5,791)            (27,434)             (48,289)              (5,168)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        30,641              63,862              303,965              124,200
   Participant transfers                                       11,832             248,054               93,226              118,061
   Participant withdrawals                                       (508)             (8,930)              (2,778)              (4,016)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            41,965             302,986              394,413              238,245
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       36,174             275,552              346,124              233,077
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          36,174   $         275,552   $          346,124   $          233,077
                                                    =================   =================   ==================   ==================

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     BERNSTEIN GLOBAL     BERNSTEIN MID-      BERNSTEIN SMALL-      PHOENIX-SENECA
                                                           VALUE             CAP VALUE           CAP VALUE          MID-CAP GROWTH
                                                      SUBACCOUNT(13)       SUBACCOUNT(2)       SUBACCOUNT(5)        SUBACCOUNT(2)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $              94   $            (180)  $             (237)  $           (1,434)
   Net realized gain (loss)                                       (10)             14,807                5,456                   34
   Net unrealized appreciation (depreciation)                 (12,281)            (28,828)             (11,876)             (36,410)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (12,197)            (14,201)              (6,657)             (37,810)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        78,349             118,500               36,123              133,920
   Participant transfers                                       17,114             104,296               94,123               65,028
   Participant withdrawals                                        -                  (600)                (387)              (2,936)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            95,463             222,196              129,859              196,012
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       83,266             207,995              123,202              158,202
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          83,266   $         207,995   $          123,202   $          158,202
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                          PHOENIX-STATE
                                                                         STREET RESEARCH        PHOENIX-VAN
                                                      PHOENIX-SENECA        SMALL-CAP           KAMPEN FOCUS      AIM V.I. CAPITAL
                                                      STRATEGIC THEME        GROWTH               EQUITY            APPRECIATION
                                                       SUBACCOUNT(6)      SUBACCOUNT(20)       SUBACCOUNT(18)       SUBACCOUNT(1)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (644)  $             (21)  $              (78)  $           (1,592)
   Net realized gain (loss)                                    (2,943)                -                      1                  (50)
   Net unrealized appreciation (depreciation)                 (19,749)               (459)                 672              (18,639)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (23,336)               (480)                 595              (20,281)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        73,629              28,700               15,000              284,322
   Participant transfers                                        1,028                 685                  751               61,374
   Participant withdrawals                                      2,847                 -                    -                  1,100
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            77,504              29,385               15,751              346,796
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       54,168              28,905               16,346              326,515
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          54,168   $          28,905   $           16,346   $          326,515
                                                    =================   =================   ==================   ==================

                                                                                               FEDERATED FUND
                                                                          ALGER AMERICAN          FOR U.S.          FEDERATED HIGH
                                                     AIM V.I. PREMIER        LEVERAGED           GOVERNMENT          INCOME BOND
                                                          EQUITY              ALLCAP           SECURITIES II           FUND II
                                                       SUBACCOUNT(5)      SUBACCOUNT(12)       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (128)  $          (1,094)  $           (9,336)  $             (923)
   Net realized gain (loss)                                       (29)                (26)                (356)                   1
   Net unrealized appreciation (depreciation)                  (5,081)            (24,344)              60,966                4,132
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                          (5,238)            (25,464)              51,274                3,210
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        48,316             122,499              722,974               34,379
   Participant transfers                                       79,374              33,498            1,089,479              133,372
   Participant withdrawals                                       (990)               (368)             (10,733)                   3
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           126,700             155,629            1,801,720              167,754
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      121,462             130,165            1,852,994              170,964
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         121,462   $         130,165   $        1,852,994   $          170,964
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                           VIP GROWTH                              MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH            SECURITIES
                                                      SUBACCOUNT(5)       SUBACCOUNT(1)       SUBACCOUNT(4)         SUBACCOUNT(3)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $          (1,560)  $            (601)  $             (708)  $           (1,118)
   Net realized gain (loss)                                       154                   6                   41                  734
   Net unrealized appreciation (depreciation)                 (14,064)             (9,266)              (9,806)             (11,861)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (15,470)             (9,861)             (10,473)             (12,245)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       158,517              55,261               89,951              186,001
   Participant transfers                                       78,470               3,413               63,371              114,661
   Participant withdrawals                                     (6,016)               (420)                (314)              (5,425)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           230,971              58,254              153,008              295,237
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      215,501              48,393              142,535              282,992
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         215,501   $          48,393   $          142,535   $          282,992
                                                    =================   =================   ==================   ==================

                                                         TEMPLETON           TEMPLETON          SCUDDER VIT
                                                          FOREIGN             GROWTH          EAFE(R) EQUITY         SCUDDER VIT
                                                        SECURITIES          SECURITIES            INDEX           EQUITY 500 INDEX
                                                      SUBACCOUNT(12)      SUBACCOUNT(12)       SUBACCOUNT(1)        SUBACCOUNT(3)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (115)  $             (70)  $            1,735   $            2,974
   Net realized gain (loss)                                         6                 887                    3                  838
   Net unrealized appreciation (depreciation)                 (14,657)            (13,671)             (33,425)             (59,441)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                         (14,766)            (12,854)             (31,687)             (55,629)
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        92,760             100,500              137,012              108,040
   Participant transfers                                       69,912              49,057              114,643              382,157
   Participant withdrawals                                          9              (4,112)              (2,965)             (15,273)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           162,681             145,445              248,690              474,924
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                      147,915             132,591              217,003              419,295
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $         147,915   $         132,591   $          217,003   $          419,295
                                                    =================   =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                  WANGER
                                                                          WANGER FOREIGN       INTERNATIONAL
                                                        TECHNOLOGY            FORTY              SMALL CAP          WANGER TWENTY
                                                      SUBACCOUNT(15)       SUBACCOUNT(9)       SUBACCOUNT(2)        SUBACCOUNT(13)
                                                    -----------------   -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                     $            (104)  $            (445)  $           (1,017)  $             (342)
   Net realized gain (loss)                                        16                  30                 (394)                 (10)
   Net unrealized appreciation (depreciation)                  (3,749)             (5,416)              (2,466)               1,573
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                          (3,837)             (5,831)              (3,877)               1,221
                                                    -----------------   -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        10,652              32,024              158,694               23,191
   Participant transfers                                        5,927              15,641               14,549               40,041
   Participant withdrawals                                         86                 (34)                (470)                (204)
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets resulting
         from participant transactions                         16,665              47,631              172,773               63,028
                                                    -----------------   -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                       12,828              41,800              168,896               64,249
NET ASSETS
   Beginning of period                                            -                   -                    -                    -
                                                    -----------------   -----------------   ------------------   ------------------
   End of period                                    $          12,828   $          41,800   $          168,896   $           64,249
                                                    =================   =================   ==================   ==================
                                                       WANGER U.S.
                                                         SMALLER
                                                        COMPANIES
                                                      SUBACCOUNT(2)
                                                    -----------------
FROM OPERATIONS
   Net investment income (loss)                     $          (1,641)
   Net realized gain (loss)                                      (565)
   Net unrealized appreciation (depreciation)                  (3,655)
                                                    -----------------
   Net increase (decrease) resulting
      from operations                                          (5,861)
                                                    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       168,442
   Participant transfers                                      108,304
   Participant withdrawals                                        178
                                                    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           276,924
                                                    -----------------
   Net increase (decrease) in net assets                      271,063
NET ASSETS
   Beginning of period                                            -
                                                    -----------------
   End of period                                    $         271,063
                                                    =================

Footnotes for Statements Changes in Net Assets
For the period ended December 31, 2002

(1) From Inception February 15, 2002 to December 31, 2002.            (12) From Inception April 24, 2002 to December 31, 2002.
(2) From Inception February 19, 2002 to December 31, 2002.            (13) From Inception May 1, 2002 to December 31, 2002.
(3) From Inception March 1, 2002 to December 31, 2002.                (14) From Inception May 13, 2002 to December 31, 2002.
(4) From Inception March 11, 2002 to December 31, 2002.               (15) From Inception May 17, 2002 to December 31, 2002.
(5) From Inception March 13, 2002 to December 31, 2002.               (16) From Inception September 3, 2002 to December 31, 2002.
(6) From Inception March 20, 2002 to December 31, 2002.               (17) From Inception September 5, 2002 to December 31, 2002.
(7) From Inception April 1, 2002 to December 31, 2002.                (18) From Inception September 27, 2002 to December 31, 2002.
(8) From Inception April 5, 2002 to December 31, 2002.                (19) From Inception October 23, 2002 to December 31, 2002.
(9) From Inception April 9, 2002 to December 31, 2002.                (20) From Inception November 1, 2002 to December 31, 2002.
(10) From Inception April 22, 2002 to December 31, 2002.              (21) From Inception December 2, 2002 to December 31, 2002.
(11) From Inception April 23, 2002 to December 31, 2002.


                        See Notes to Financial Statements

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                          INVESTMENT OBJECTIVE
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                             High total return consistent with reasonable risk
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                 Long-term growth of capital
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                  High total return
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                  Long-term capital growth
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               Capital appreciation and income with approximately equal
                                                                  emphasis
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            Intermediate and long-term growth of capital appreciation
                                                                  with income as a secondary consideration
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                    Long-term growth of capital
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  Long-term total return
---------------------------------------------------------------- ----------------------------------------------------------------
                                                                  To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series               changes in the series net asset value per share caused by
                                                                  interest rate changes
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                              Maximum total return consistent with the preservation of
                                                                  capital
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                             Long-term capital appreciation with dividend income as a
                                                                  secondary consideration
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                      Long-term capital appreciation with dividend income as a
                                                                  secondary consideration
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                 Long-term capital appreciation
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                             Long-term capital appreciation
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                              Long-term capital appreciation
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                         High current income and long-term capital appreciation to
                                                                  produce a high total return
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                        Capital appreciation with income as a secondary consideration
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                          Capital appreciation
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                         Long-term growth of capital and future income rather than
                                                                  current income
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                Long-term growth of capital; secondarily to provide
                                                                  reasonable current income
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                          Capital appreciation and reasonable income
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                    To track the total return of the Dow Jones Industrial
                                                                  Average(SM) before fund expenses
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                       To track the total return of the Nasdaq-100 Index(R) before fund expenses
---------------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         Dividend growth, current income and capital appreciation
---------------------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                          INVESTMENT OBJECTIVE
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                         High total return over an extended period of time consistent with prudent investment risk
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                 Long-term capital appreciation with current income as a
                                                                     secondary consideration
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                        Long-term capital growth through investment in equity
                                                                     securities of foreign and U.S. companies
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       Long-term capital appreciation with current income as a
                                                                     secondary investment objective
---------------------------------------------------------------- -------------------------------------------------------------------
                                                                     Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series                     small-capitalization stocks that appear to be undervalued
                                                                     with current income as a secondary investment objective
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                 Capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                Long-term capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                Long-term capital growth
---------------------------------------------------------------- -------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   Growth of capital
---------------------------------------------------------------- -------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                         Long-term growth of capital with income as a secondary
                                                                     objective
---------------------------------------------------------------- -------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            Long-term capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                     Current income by investing primarily in a diversified
                                                                     portfolio or U.S. government securities
---------------------------------------------------------------- -------------------------------------------------------------------
Federated High Income Bond Fund II                                   High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
---------------------------------------------------------------- -------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                          Long-term capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                   Capital growth
---------------------------------------------------------------- -------------------------------------------------------------------
VIP Growth Portfolio                                                 Capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
Mutual Shares Securities Fund                                        Capital appreciation with income as a secondary goal
---------------------------------------------------------------- -------------------------------------------------------------------
Templeton Foreign Securities Fund                                    Long-term capital growth
---------------------------------------------------------------- -------------------------------------------------------------------
Templeton Growth Securities Fund                                     Long-term capital growth
---------------------------------------------------------------- -------------------------------------------------------------------
                                                                     To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                                       instruments or futures contract on a specified debt instrument
                                                                     The Funds current benchmark is the inverse of the daily price movement of the Long Treasury Bond
---------------------------------------------------------------- -------------------------------------------------------------------
                                                                     To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                                       specific benchmark on a daily basis. The Funds current
                                                                     benchmark is 150% of the performance of the S&P 500(R) Index
                                                                     (the "underlying index")
---------------------------------------------------------------- -------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            Long-term capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
                                                                     Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                                International EAFE(R) Index which emphasizes stocks of
                                                                     companies in major markets in Europe, Australasia and the Far
                                                                     East
---------------------------------------------------------------- -------------------------------------------------------------------
                                                                     Match the performance of the Standard & Poor s 500 Composite
Scudder VIT Equity 500 Index Fund                                    Stock Price Index which emphasizes stocks of large U.S.
                                                                     companies
---------------------------------------------------------------- -------------------------------------------------------------------
Technology Portfolio                                                 Long-term capital appreciation
---------------------------------------------------------------- -------------------------------------------------------------------
Wanger Foreign Forty                                                 Long-term growth of capital
---------------------------------------------------------------- -------------------------------------------------------------------
Wanger International Small Cap                                       Long-term growth of capital
---------------------------------------------------------------- -------------------------------------------------------------------
Wanger Twenty                                                        Long-term growth of capital
---------------------------------------------------------------- -------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                           PURCHASES                SALES
----------                                                           ---------                -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                           $    218,840           $     28,380
    Phoenix-AIM Mid-Cap Equity Series                                    192,071                  4,146
    Phoenix-Alliance/Bernstein Enhanced Index Series                     186,009                 64,134
    Phoenix-Alliance/Bernstein Growth + Value Series                     357,581                 16,528
    Phoenix-Duff & Phelps Real Estate Securities Series                  641,251                 79,700
    Phoenix-Engemann Capital Growth Series                               873,047                 37,468
    Phoenix-Engemann Small & Mid-Cap Growth Series                       179,925                 84,907
    Phoenix-Goodwin Money Market Series                                1,954,891              1,461,079
    Phoenix-Goodwin Multi-Sector Fixed Income Series                   1,677,984                 78,366
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                1,267,718                 27,447
    Phoenix-Janus Flexible Income Series                               1,081,604                145,347
    Phoenix-Kayne Rising Dividends Series                                275,474                 36,586
    Phoenix-Kayne Small-Cap Quality Value Series                         116,295                 19,699
    Phoenix-Lazard International Equity Select Series                  1,677,821                120,832
    Phoenix-Lazard Small-Cap Value Series                                 62,021                  5,503
    Phoenix-Lazard U.S. Multi-Cap Series                                  49,673                  1,168
    Phoenix-Lord Abbett Bond-Debenture Series                            502,621                 60,995
    Phoenix-Lord Abbett Large-Cap Value Series                         2,716,135                 82,601
    Phoenix-Lord Abbett Mid-Cap Value Series                             532,916                  6,579
    Phoenix-MFS Investors Growth Stock Series                            818,556                 59,414
    Phoenix-MFS Investors Trust Series                                   360,202                 15,463
    Phoenix-MFS Value Series                                             619,568                 59,305
    Phoenix-Northern Dow 30 Series                                       414,127                 31,845
    Phoenix-Northern Nasdaq-100 Index(R) Series                          342,698                 76,457
    Phoenix-Oakhurst Growth and Income Series                          1,090,905                 65,797
    Phoenix-Oakhurst Strategic Allocation Series                         805,907                 15,807
    Phoenix-Oakhurst Value Equity Series                                 361,242                 99,713
    Phoenix-Sanford Bernstein Global Value Series                        137,147                 67,940
    Phoenix-Sanford Bernstein Mid-Cap Value Series                       613,801                 99,180
    Phoenix-Sanford Bernstein Small-Cap Value Series                     775,995                 31,584
    Phoenix-Seneca Mid-Cap Growth Series                                 633,076                 36,906
    Phoenix-Seneca Strategic Theme Series                                159,259                 49,875
    Phoenix-State Street Research Small-Cap Growth Series                371,294                 28,401

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                           PURCHASES                SALES
----------                                                           ---------                -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                              $    694,946           $     99,231
    AIM V.I. Premier Equity Fund                                          44,569                  7,413

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                            221,820                 15,938

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                   5,565,291              1,328,268
    Federated High Income Bond Fund II -- Primary Shares                 664,387                 66,975

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                          998,329                 47,704
    VIP Growth Opportunities Portfolio                                   131,945                  7,866
    VIP Growth Portfolio                                                 906,166                 40,590

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                        591,859                115,857
    Templeton Foreign Securities Fund                                    487,865                 13,599
    Templeton Growth Securities Fund                                     924,749                 90,576

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                       980,678                 11,178
    Rydex Variable Trust Nova Fund                                       303,083                  1,270
    Rydex Variable Trust Sector Rotation Fund                             59,727                  5,074

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                331,641                170,314
    Scudder VIT Equity 500 Index Fund                                  1,313,743                134,251

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                 144,705                  3,181

WANGER ADVISORS TRUST
---------------------
    Wanger Foreign Forty                                                  55,145                  7,222
    Wanger International Small Cap                                       621,669                 62,717
    Wanger Twenty                                                        268,010                 32,860
    Wanger U.S. Smaller Companies                                        489,731                 52,241

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(2)
    Accumulation units outstanding                                             163,250               60,926
    Unit value                                                               $2.216834            $1.711922
    Net assets (thousands)                                                        $362                 $104
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  0.31%              (0.06%) (26)
    Total return                                                                29.49%             (11.67%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(9)
    Accumulation units outstanding                                             113,949               19,263
    Unit value                                                               $2.297850            $1.825327
    Net assets (thousands)                                                        $262                  $35
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.86%)              (1.80%) (26)
    Total return                                                                25.89%             (15.98%)

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(1)
    Accumulation units outstanding                                             172,349               94,171
    Unit value                                                               $1.886435            $1.521814
    Net assets (thousands)                                                        $325                 $143
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.69%)              (0.43%) (26)
    Total return                                                                23.96%             (21.55%)

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(14)
    Accumulation units outstanding                                             224,272               18,354
    Unit value                                                               $1.859005            $1.501730
    Net assets (thousands)                                                        $417                  $28
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.07%)              (0.79%) (26)
    Total return                                                                23.79%             (19.16%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(7)
    Accumulation units outstanding                                             279,441               71,731
    Unit value                                                               $3.054853            $2.249823
    Net assets (thousands)                                                        $854                 $161
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  1.94%                2.59% (26)
    Total return                                                                35.78%                2.04%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
    Accumulation units outstanding                                             576,084              100,387
    Unit value                                                               $1.851073            $1.490222
    Net assets (thousands)                                                      $1,066                 $150
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.81%)              (1.77%) (26)
    Total return                                                                24.21%             (20.47%)

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(2)
    Accumulation units outstanding                                             142,346              109,759
    Unit value                                                               $2.118264            $1.473171
    Net assets (thousands)                                                        $302                 $162
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.85%)              (1.78%) (26)
    Total return                                                                43.79%             (19.40%)

    PHOENIX-GOODWIN MONEY MARKET SERIES(4)
    Accumulation units outstanding                                             683,553              428,650
    Unit value                                                               $1.969413            $1.991872
    Net assets (thousands)                                                      $1,346                 $854
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.16%)              (0.50%) (26)
    Total return                                                               (1.13%)              (0.35%)

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(7)
    Accumulation units outstanding                                             862,189              194,385
    Unit value                                                               $2.424277            $2.154658
    Net assets (thousands)                                                      $2,090                 $419
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  5.35%                6.65% (26)
    Total return                                                                12.51%                7.72%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(22)
    Accumulation units outstanding                                           1,221,955                    -
    Unit value                                                               $1.018801                    -
    Net assets (thousands)                                                      $1,245                    -
    Mortality and expense ratio                                                  1.80% (26)               -
    Net investment income ratio                                                  5.75% (26)               -
    Total return                                                                 0.55%                    -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-JANUS FLEXIBLE INCOME SERIES(5)
    Accumulation units outstanding                                             519,001              110,675
    Unit value                                                               $2.237362            $2.141567
    Net assets (thousands)                                                      $1,161                 $237
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  2.19%                3.58% (26)
    Total return                                                                 4.47%                8.93%

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(16)
    Accumulation units outstanding                                             122,315                6,517
    Unit value                                                               $2.242534            $1.917455
    Net assets (thousands)                                                        $274                  $12
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.68%)              (0.64%) (26)
    Total return                                                                16.95%              (0.23%)

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(16)
    Accumulation units outstanding                                              54,581                9,423
    Unit value                                                               $2.369398            $2.005979
    Net assets (thousands)                                                        $129                  $19
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.18%)                2.70% (26)
    Total return                                                                18.12%                1.77%

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(20)
    Accumulation units outstanding                                             823,789               78,757
    Unit value                                                               $2.424862            $1.902145
    Net assets (thousands)                                                      $1,998                 $150
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.64%)              (1.83%) (26)
    Total return                                                                27.48%              (0.33%)

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
    Accumulation units outstanding                                              29,116                4,847
    Unit value                                                               $2.652456            $1.943947
    Net assets (thousands)                                                         $77                   $9
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.70%)              (1.34%) (26)
    Total return                                                                36.45%              (2.00)%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-LAZARD U.S. MULTI-CAP SERIES(21)
    Accumulation units outstanding                                              21,544                  521
    Unit value                                                               $2.524146            $1.995998
    Net assets (thousands)                                                         $54                   $1
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.86%)                1.20% (26)
    Total return                                                                26.46%              (3.78%)

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(19)
    Accumulation units outstanding                                             191,972                5,691
    Unit value                                                               $2.442755            $2.112415
    Net assets (thousands)                                                        $469                  $12
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  5.37%                8.34% (26)
    Total return                                                                15.64%                5.45%

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(16)
    Accumulation units outstanding                                           1,281,490               94,806
    Unit value                                                               $2.520741            $1.970932
    Net assets (thousands)                                                      $3,230                 $187
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.92%)              (0.13%) (26)
    Total return                                                                27.90%                1.59%

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(20)
    Accumulation units outstanding                                             283,528               40,929
    Unit value                                                               $2.428386            $1.986794
    Net assets (thousands)                                                        $689                  $81
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.85%)                0.42% (26)
    Total return                                                                22.23%                2.87%

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(2)
    Accumulation units outstanding                                             621,302              113,456
    Unit value                                                               $1.692776            $1.426674
    Net assets (thousands)                                                      $1,052                 $162
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.85%)              (1.79%) (26)
    Total return                                                                18.65%             (23.47%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-MFS INVESTORS TRUST SERIES(10)
    Accumulation units outstanding                                             218,548               22,936
    Unit value                                                               $1.898248            $1.577184
    Net assets (thousands)                                                        $415                  $36
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.71%)              (0.94%) (26)
    Total return                                                                20.36%             (19.57%)

    PHOENIX-MFS VALUE SERIES(3)
    Accumulation units outstanding                                             470,575              158,884
    Unit value                                                               $2.126288            $1.734304
    Net assets (thousands)                                                      $1,001                 $276
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  0.06%              (0.18%) (26)
    Total return                                                                22.60%             (16.66%)

    PHOENIX-NORTHERN DOW 30 SERIES(10)
    Accumulation units outstanding                                             257,672               46,654
    Unit value                                                               $2.128721            $1.701454
    Net assets (thousands)                                                        $549                  $79
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  0.02%                1.99% (26)
    Total return                                                                25.11%             (17.80%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(3)
    Accumulation units outstanding                                             311,546              135,777
    Unit value                                                               $1.802054            $1.232820
    Net assets (thousands)                                                        $561                 $167
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.87%)              (1.74%) (26)
    Total return                                                                46.17%             (32.41%)

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
    Accumulation units outstanding                                             819,917              223,725
    Unit value                                                               $1.936523            $1.547095
    Net assets (thousands)                                                      $1,588                 $346
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.52%)              (0.19%) (26)
    Total return                                                                25.17%             (19.37%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(8)
    Accumulation units outstanding                                             554,539              132,617
    Unit value                                                               $2.068888            $1.757515
    Net assets (thousands)                                                      $1,147                 $233
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  1.08%                1.86% (26)
    Total return                                                                17.72%             (11.28%)

    PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
    Accumulation units outstanding                                             467,994              300,799
    Unit value                                                               $1.921519            $1.579585
    Net assets (thousands)                                                        $899                 $475
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.92%)              (0.12%) (26)
    Total return                                                                21.65%             (19.28%)

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(13)
    Accumulation units outstanding                                              77,131               48,648
    Unit value                                                               $2.231938            $1.711604
    Net assets (thousands)                                                        $172                  $83
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  0.70%                0.23% (26)
    Total return                                                                30.40%             (16.60%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
    Accumulation units outstanding                                             351,950              108,878
    Unit value                                                               $2.644683            $1.910349
    Net assets (thousands)                                                        $931                 $208
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.61%)              (0.22%) (26)
    Total return                                                                38.44%             (10.78%)

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
    Accumulation units outstanding                                             388,267               64,433
    Unit value                                                               $2.701285            $1.912086
    Net assets (thousands)                                                      $1,049                 $123
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.88%)              (0.56%) (26)
    Total return                                                                41.27%             (18.31%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
    Accumulation units outstanding                                             487,901              116,827
    Unit value                                                               $1.713229            $1.354158
    Net assets (thousands)                                                        $836                 $158
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.84%)              (1.76%) (26)
    Total return                                                                26.52%             (29.08%)

    PHOENIX-SENECA STRATEGIC THEME SERIES(6)
    Accumulation units outstanding                                             100,143               41,268
    Unit value                                                               $1.769284            $1.312593
    Net assets (thousands)                                                        $177                 $54
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.83%)              (1.74%) (26)
    Total return                                                                34.79%             (33.95%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(20)
    Accumulation units outstanding                                             140,924               14,432
    Unit value                                                               $3.016849            $2.002842
    Net assets (thousands)                                                        $425                  $29
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.88%)              (1.78%) (26)
    Total return                                                                50.63%              (5.28%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(1)
    Accumulation units outstanding                                             574,606              214,040
    Unit value                                                               $1.940281            $1.525487
    Net assets (thousands)                                                      $1,115                 $327
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.85%)              (1.79%) (26)
    Total return                                                                27.19%             (22.63%)

    AIM V.I. PREMIER EQUITY FUND(5)
    Accumulation units outstanding                                             113,519               87,133
    Unit value                                                               $1.712243            $1.393986
    Net assets (thousands)                                                        $194                 $121
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.51%)              (0.37%) (26)
    Total return                                                                22.83%             (29.30%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(12)
    Accumulation units outstanding                                             232,305               97,783
    Unit value                                                               $1.761158            $1.331162
    Net assets (thousands)                                                        $409                 $130
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.85%)              (1.76%) (26)
    Total return                                                                32.30%             (28.62%)

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
    Accumulation units outstanding                                           2,845,941              873,234
    Unit value                                                               $2.133080            $2.121991
    Net assets (thousands)                                                      $6,071               $1,853
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  0.55%              (1.35%) (26)
    Total return                                                                 0.52%                5.83%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(3)
    Accumulation units outstanding                                             354,502               86,311
    Unit value                                                               $2.377294            $1.980793
    Net assets (thousands)                                                        $843                 $171
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  2.44%              (1.70%) (26)
    Total return                                                                20.02%              (0.78%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO(5)
    Accumulation units outstanding                                             587,742              118,108
    Unit value                                                               $2.299814            $1.824604
    Net assets (thousands)                                                      $1,352                 $216
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.68%)              (1.79%) (26)
    Total return                                                                26.04%             (12.20%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO(1)
    Accumulation units outstanding                                              98,174               31,057
    Unit value                                                               $1.984063            $1.558202
    Net assets (thousands)                                                        $195                  $48
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.47%)              (1.77%) (26)
    Total return                                                                27.33%             (20.03%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    VIP GROWTH PORTFOLIO(4)
    Accumulation units outstanding                                             639,222              102,721
    Unit value                                                               $1.809333            $1.387589
    Net assets (thousands)                                                      $1,157                 $143
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.78%)              (1.78%) (26)
    Total return                                                                30.39%             (31.94%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND(3)
    Accumulation units outstanding                                             415,161              158,719
    Unit value                                                               $2.191218            $1.782971
    Net assets (thousands)                                                        $910                 $283
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.86%)              (1.28%) (26)
    Total return                                                                22.90%             (13.39%)

    TEMPLETON FOREIGN SECURITIES FUND(12)
    Accumulation units outstanding                                             343,627               90,717
    Unit value                                                               $2.116988            $1.630520
    Net assets (thousands)                                                        $727                 $148
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.50%)              (0.22%) (26)
    Total return                                                                29.84%             (22.10%)

    TEMPLETON GROWTH SECURITIES FUND(12)
    Accumulation units outstanding                                             601,417               81,359
    Unit value                                                               $2.114675            $1.629696
    Net assets (thousands)                                                      $1,272                 $133
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.11%)              (0.14%) (26)
    Total return                                                                29.76%             (21.64%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(23)
    Accumulation units outstanding                                             895,244                    -
    Unit value                                                               $1.048221                    -
    Net assets (thousands)                                                        $938                    -
    Mortality and expense ratio                                                  1.80% (26)               -
    Net investment income ratio                                                (1.81%) (26)               -
    Total return                                                                 4.12%                    -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
    RYDEX VARIABLE TRUST NOVA FUND(25)
    Accumulation units outstanding                                             284,659                    -
    Unit value                                                               $1.211285                    -
    Net assets (thousands)                                                        $345                    -
    Mortality and expense ratio                                                  1.80% (26)               -
    Net investment income ratio                                                (1.88%) (26)               -
    Total return                                                                16.04%                    -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(24)
    Accumulation units outstanding                                              52,413                    -
    Unit value                                                               $1.149129                    -
    Net assets (thousands)                                                         $60                    -
    Mortality and expense ratio                                                  1.80% (26)               -
    Net investment income ratio                                                (1.85%) (26)               -
    Total return                                                                10.04%                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
    Accumulation units outstanding                                             245,413              139,107
    Unit value                                                               $2.042863            $1.559963
    Net assets (thousands)                                                        $501                 $217
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                  2.63%                1.79% (26)
    Total return                                                                30.96%             (18.36%)

    SCUDDER VIT EQUITY 500 INDEX FUND(3)
    Accumulation units outstanding                                             974,253              270,650
    Unit value                                                               $1.949728            $1.549216
    Net assets (thousands)                                                      $1,900                 $419
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (0.94%)                1.40% (26)
    Total return                                                                25.85%             (22.52%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO(15)
    Accumulation units outstanding                                             122,459               12,738
    Unit value                                                               $1.461448            $1.007064
    Net assets (thousands)                                                        $179                  $13
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.87%)              (1.72%) (26)
    Total return                                                                45.12%             (35.74%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                          ---------------------------------
SUBACCOUNT                                                                    2003                 2002
----------                                                                ------------         ------------
WANGER ADVISORS TRUST
---------------------
    WANGER FOREIGN FORTY(9)
    Accumulation units outstanding                                              46,802               24,275
    Unit value                                                               $2.388310            $1.721960
    Net assets (thousands)                                                        $112                  $42
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.59%)              (1.79%) (26)
    Total return                                                                38.70%             (16.06%)

    WANGER INTERNATIONAL SMALL CAP(2)
    Accumulation units outstanding                                             369,832               98,058
    Unit value                                                               $2.517963            $1.722408
    Net assets (thousands)                                                        $931                 $169
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.68%)              (1.82%) (26)
    Total return                                                                46.19%             (12.91%)

    WANGER TWENTY(13)
    Accumulation units outstanding                                             141,795               33,660
    Unit value                                                               $2.450405            $1.908768
    Net assets (thousands)                                                        $347                  $64
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.85%)              (1.82%) (26)
    Total return                                                                28.38%              (2.38%)

    WANGER U.S. SMALLER COMPANIES(2)
    Accumulation units outstanding                                             368,385              155,983
    Unit value                                                               $2.444116            $1.737774
    Net assets (thousands)                                                        $900                 $271
    Mortality and expense ratio                                                  1.80%                1.80% (26)
    Net investment income ratio                                                (1.87%)              (1.81%) (26)
    Total return                                                                40.65%             (13.72%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From Inception February 15, 2002 to December 31, 2002.        (14) From Inception May 13, 2002 to December 31, 2002.
 (2) From Inception February 19, 2002 to December 31, 2002.        (15) From Inception May 17, 2002 to December 31, 2002.
 (3) From Inception March 1, 2002 to December 31, 2002.            (16) From Inception September 3, 2002 to December 31, 2002.
 (4) From Inception March 11, 2002 to December 31, 2002.           (17) From Inception September 5, 2002 to December 31, 2002.
 (5) From Inception March 13, 2002 to December 31, 2002.           (18) From Inception September 27, 2002 to December 31, 2002.
 (6) From Inception March 20, 2002 to December 31, 2002.           (19) From Inception October 23, 2002 to December 31, 2002.
 (7) From Inception April 1, 2002 to December 31, 2002.            (20) From Inception November 1, 2002 to December 31, 2002.
 (8) From Inception April 5, 2002 to December 31, 2002.            (21) From Inception December 2, 2002 to December 31, 2002.
 (9) From Inception April 9, 2002 to December 31, 2002.            (22) From inception June 16, 2003 to December 31, 2003.
(10) From Inception April 22, 2002 to December 31, 2002.           (23) From inception June 30, 2003 to December 31, 2003.
(11) From Inception April 23, 2002 to December 31, 2002.           (24) From inception July 7, 2003 to December 31, 2003.
(12) From Inception April 24, 2002 to December 31, 2002.           (25) From inception July 11, 2003 to December 31, 2003.
(13) From Inception May 1, 2002 to December 31, 2002.              (26) Annualized.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                          PHOENIX-                          PHOENIX-ALLIANCE/
                                                          ABERDEEN       PHOENIX-AIM MID-       BERNSTEIN       PHOENIX-ALLIANCE/
                                                       INTERNATIONAL        CAP EQUITY       ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES             SERIES             SERIES          + VALUE SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             60,926             19,263              94,171              18,354
Participant deposits                                            69,548             12,494               6,896              35,901
Participant transfers                                           35,077             82,268              71,363             177,802
Participant withdrawals                                         (2,301)               (76)                (81)             (7,785)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  163,250            113,949             172,349             224,272
                                                     ============================================================================

                                                       PHOENIX-DUFF &        PHOENIX-            PHOENIX-
                                                        PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                     ESTATE SECURITIES    CAPITAL GROWTH        & MID-CAP         GOODWIN MONEY
                                                           SERIES             SERIES          GROWTH SERIES       MARKET SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             71,731            100,387             109,759             428,650
Participant deposits                                            82,244            392,864              64,988             837,971
Participant transfers                                          127,812             86,676             (27,821)           (574,595)
Participant withdrawals                                         (2,346)            (3,843)             (4,580)             (8,473)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  279,441            576,084             142,346             683,553
                                                     ============================================================================

                                                                             PHOENIX-
                                                          PHOENIX-        GOODWIN MULTI-
                                                       GOODWIN MULTI-      SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND       FLEXIBLE INCOME     RISING DIVIDENDS
                                                       INCOME SERIES          SERIES              SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            194,385                  -             110,675               6,517
Participant deposits                                           113,463            694,186             224,784              72,953
Participant transfers                                          559,204            554,198             189,373              43,952
Participant withdrawals                                         (4,863)           (26,429)             (5,831)             (1,107)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  862,189          1,221,955             519,001             122,315
                                                     ============================================================================

                                                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                       QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP
                                                           SERIES             SERIES              SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              9,423             78,757               4,847                 521
Participant deposits                                             4,119            566,533              11,962               8,712
Participant transfers                                           44,121            196,509              14,601              12,708
Participant withdrawals                                         (3,082)           (18,010)             (2,294)               (397)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   54,581            823,789              29,116              21,544
                                                     ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD         PHOENIX-MFS
                                                        ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                      DEBENTURE SERIES     VALUE SERIES       VALUE SERIES         STOCK SERIES
                                                     -----------------   ----------------  ------------------  -------------------
Accumulation units outstanding, beginning of period              5,691             94,806              40,929              113,456
Participant deposits                                            87,729            765,267              67,338              299,539
Participant transfers                                          102,119            435,422             176,786              225,740
Participant withdrawals                                         (3,567)           (14,005)             (1,525)             (17,433)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  191,972          1,281,490             283,528              621,302
                                                     =============================================================================

                                                        PHOENIX-MFS                             PHOENIX-            PHOENIX-
                                                      INVESTORS TRUST      PHOENIX-MFS      NORTHERN DOW 30     NORTHERN NASDAQ-
                                                          SERIES           VALUE SERIES          SERIES        100 INDEX(R) SERIES
                                                     -----------------   ----------------  ------------------  -------------------
Accumulation units outstanding, beginning of period             22,936            158,884              46,654              135,777
Participant deposits                                           100,413             43,519              58,392              115,651
Participant transfers                                           95,709            280,182             153,480               67,487
Participant withdrawals                                           (510)           (12,010)               (854)              (7,369)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  218,548            470,575             257,672              311,546
                                                     =============================================================================

                                                         PHOENIX-            PHOENIX-
                                                      OAKHURST GROWTH        OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                        AND INCOME          STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          SERIES        ALLOCATION SERIES    EQUITY SERIES        VALUE SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            223,725            132,617             300,799               48,648
Participant deposits                                           371,157            131,537              80,870               24,046
Participant transfers                                          236,373            294,774              92,354                5,123
Participant withdrawals                                        (11,338)            (4,389)             (6,029)                (686)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  819,917            554,539             467,994               77,131
                                                     =============================================================================

                                                      PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                      BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                                     CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            108,878             64,433             116,827               41,268
Participant deposits                                           164,303            100,245             191,283               92,475
Participant transfers                                           83,261            227,459             183,408              (33,578)
Participant withdrawals                                         (4,492)            (3,870)             (3,617)                 (22)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  351,950            388,267             487,901              100,143
                                                     =============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                      PHOENIX-STATE
                                                      STREET RESEARCH    AIM V.I. CAPITAL                       ALGER AMERICAN
                                                         SMALL-CAP         APPRECIATION     AIM V.I. PREMIER   LEVERAGED ALLCAP
                                                       GROWTH SERIES           FUND           EQUITY FUND          PORTFOLIO
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             14,432            214,040              87,133              97,783
Participant deposits                                            99,414            296,328               5,715             102,932
Participant transfers                                           30,318             76,731              22,916              35,619
Participant withdrawals                                         (3,240)           (12,493)             (2,245)             (4,029)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  140,924            574,606             113,519             232,305
                                                     ============================================================================

                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.         INCOME BOND                            VIP GROWTH
                                                         GOVERNMENT         FUND II --      VIP CONTRAFUND(R)    OPPORTUNITIES
                                                       SECURITIES II      PRIMARY SHARES       PORTFOLIO           PORTFOLIO
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            873,234             86,311             118,108              31,057
Participant deposits                                           518,560             70,839             228,171              23,520
Participant transfers                                        1,505,122            205,396             243,342              45,414
Participant withdrawals                                        (50,975)            (8,044)             (1,879)             (1,817)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                2,845,941            354,502             587,742              98,174
                                                     ============================================================================

                                                                                              TEMPLETON           TEMPLETON
                                                        VIP GROWTH        MUTUAL SHARES        FOREIGN              GROWTH
                                                         PORTFOLIO       SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            102,721            158,719              90,717              81,359
Participant deposits                                           372,109             66,502              82,467             422,682
Participant transfers                                          172,690            195,578             171,983             100,997
Participant withdrawals                                         (8,298)            (5,638)             (1,540)             (3,621)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  639,222            415,161             343,627             601,417
                                                     ============================================================================

                                                                                                                 SCUDDER VIT
                                                                                            RYDEX VARIABLE      EAFE(R) EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR            INDEX
                                                      TRUST JUNO FUND     TRUST NOVA FUND    ROTATION FUND            FUND
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period                  -                  -                   -             139,107
Participant deposits                                           431,150            245,551               9,993              87,351
Participant transfers                                          464,118             39,108              42,420              22,119
Participant withdrawals                                            (24)                 -                   -              (3,164)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  895,244            284,659              52,413             245,413
                                                     ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                        SCUDDER VIT                                                 WANGER
                                                      EQUITY 500 INDEX      TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND             PORTFOLIO           FORTY             SMALL CAP
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            270,650             12,738              24,275              98,058
Participant deposits                                           267,615             75,970               6,028             217,842
Participant transfers                                          445,126             33,752              17,292              58,763
Participant withdrawals                                         (9,138)                (1)               (793)             (4,831)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  974,253            122,459              46,802             369,832
                                                     ============================================================================

                                                                           WANGER U.S.
                                                                             SMALLER
                                                       WANGER TWENTY        COMPANIES
                                                     -----------------   ----------------
Accumulation units outstanding, beginning of period             33,660            155,983
Participant deposits                                            53,838            153,067
Participant transfers                                           54,730             62,488
Participant withdrawals                                           (433)            (3,153)
                                                     ------------------------------------
Accumulation units outstanding, end of period                  141,795            368,385
                                                     ====================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                         SUBACCOUNT
                                        ----------------------------------------------------------------------------

                                             PHOENIX-
                                            ABERDEEN           PHOENIX-          PHOENIX-AIM      PHOENIX-ALLIANCE/
                                          INTERNATIONAL      ABERDEEN NEW       MID-CAP EQUITY     BERNSTEIN GROWTH
                                             SERIES          ASIA SERIES            SERIES          + VALUE SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              41,172                2,290               3,499              9,929
Participant transfers                             19,686                  237              15,811              8,425
Participant withdrawals                               68                   (7)                (47)                 -
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  60,926                2,520              19,263             18,354
                                        ============================================================================

                                                                                 PHOENIX-DUFF &         PHOENIX-
                                            PHOENIX-           PHOENIX-            PHELPS REAL          ENGEMANN
                                        DEUTSCHE DOW 30    DEUTSCHE NASDAQ      ESTATE SECURITIES    CAPITAL GROWTH
                                             SERIES       100 INDEX(R) SERIES        SERIES              SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              25,024               11,157              10,794             76,851
Participant transfers                             22,442              136,561              60,845             23,608
Participant withdrawals                             (812)             (11,941)                 92                (72)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  46,654              135,777              71,731            100,387
                                        ============================================================================

                                             PHOENIX-                               PHOENIX-
                                          ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-    PHOENIX-HOLLISTER
                                            & MID-CAP        GOODWIN MONEY        SECTOR FIXED       VALUE EQUITY
                                          GROWTH SERIES      MARKET SERIES        INCOME SERIES         SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                             107,280              202,272             124,792            170,876
Participant transfers                              3,000              230,176              71,043            130,724
Participant withdrawals                             (521)              (3,798)             (1,450)              (801)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                 109,759              428,650             194,385            300,799
                                        ============================================================================

                                          PHOENIX-J.P.
                                        MORGAN RESEARCH     PHOENIX-JANUS                           PHOENIX-KAYNE
                                         ENHANCED INDEX    FLEXIBLE INCOME        PHOENIX-JANUS     LARGE-CAP CORE
                                             SERIES             SERIES            GROWTH SERIES         SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              32,975               59,143              91,434              2,001
Participant transfers                             61,356               54,327              22,834              4,519
Participant withdrawals                             (160)              (2,795)               (812)                (3)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  94,171              110,675             113,456              6,517
                                        ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                         SUBACCOUNT
                                        ----------------------------------------------------------------------------

                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                            SMALL-CAP        INTERNATIONAL       PHOENIX-LAZARD     PHOENIX-LAZARD
                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                             SERIES             SERIES               SERIES             SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                               6,272               77,114               2,496                  -
Participant transfers                              3,138                1,643               2,351                521
Participant withdrawals                               13                    -                   -                  -
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                   9,423               78,757               4,847                521
                                        ============================================================================

                                          PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                          ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                        DEBENTURE SERIES      VALUE SERIES       VALUE SERIES        STOCK SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                               4,495               74,894              40,437             71,239
Participant transfers                              1,198               18,974                 497             13,910
Participant withdrawals                               (2)                 938                  (5)               653
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                   5,691               94,806              40,929             85,802
                                        ============================================================================

                                                                                    PHOENIX-           PHOENIX-
                                           PHOENIX-MFS                          OAKHURST GROWTH        OAKHURST
                                         INVESTORS TRUST      PHOENIX-MFS          AND INCOME          STRATEGIC
                                             SERIES          VALUE SERIES            SERIES        ALLOCATION SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              16,047               34,548             167,381             68,522
Participant transfers                              7,189              129,126              58,075             66,377
Participant withdrawals                             (300)              (4,790)             (1,731)            (2,282)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  22,936              158,884             223,725            132,617
                                        ============================================================================

                                        PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD     PHOENIX-SENECA
                                        BERNSTEIN GLOBAL    BERNSTEIN MID-      BERNSTEIN SMALL-   MID-CAP GROWTH
                                          VALUE SERIES     CAP VALUE SERIES     CAP VALUE SERIES       SERIES
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              38,894               55,644              17,098             74,981
Participant transfers                              9,754               53,541              47,523             43,867
Participant withdrawals                                -                 (307)               (188)            (2,021)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  48,648              108,878              64,433            116,827
                                        ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                         SUBACCOUNT
                                        ----------------------------------------------------------------------------

                                                             PHOENIX-STATE
                                         PHOENIX-SENECA     STREET RESEARCH       PHOENIX-VAN      AIM V.I. CAPITAL
                                         STRATEGIC THEME       SMALL-CAP          KAMPEN FOCUS       APPRECIATION
                                             SERIES          GROWTH SERIES        EQUITY SERIES          FUND
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              38,610               14,115              11,287            174,639
Participant transfers                                723                  317                 498             38,733
Participant withdrawals                            1,935                    -                   -                668
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  41,268               14,432              11,785            214,040
                                        ============================================================================

                                                                                 FEDERATED FUND
                                                             ALGER AMERICAN         FOR U.S.        FEDERATED HIGH
                                        AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT         INCOME BOND
                                           EQUITY FUND         PORTFOLIO          SECURITIES II         FUND II
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              32,315               74,781             353,952             17,358
Participant transfers                             55,521               23,271             524,479             68,951
Participant withdrawals                             (703)                (269)             (5,197)                 2
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  87,133               97,783             873,234             86,311
                                        ============================================================================

                                                              VIP GROWTH
                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH         MUTUAL SHARES
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO        SECURITIES FUND
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              79,449               29,128              59,759             99,452
Participant transfers                             41,839                2,175              43,184             62,220
Participant withdrawals                           (3,180)                (246)               (222)            (2,953)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                 118,108               31,057             102,721            158,719
                                        ============================================================================

                                                                                  SCUDDER VIT
                                            TEMPLETON          TEMPLETON         EAFE(R) EQUITY      SCUDDER VIT
                                             FOREIGN            GROWTH               INDEX         EQUITY 500 INDEX
                                         SECURITIES FUND    SECURITIES FUND           FUND               FUND
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                              50,141               55,261              72,542             61,503
Participant transfers                             40,569               28,336              68,297            218,396
Participant withdrawals                                7               (2,238)             (1,732)            (9,249)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  90,717               81,359             139,107            270,650
                                        ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                         SUBACCOUNT
                                        ----------------------------------------------------------------------------

                                                                                    WANGER
                                            TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                            PORTFOLIO            FORTY             SMALL CAP         WANGER TWENTY
                                        ----------------  -------------------  ------------------  -----------------
Units outstanding, beginning of period                 -                    -                   -                  -
Participant deposits                               7,006               15,611              89,940             12,687
Participant transfers                              5,675                8,680               8,432             21,078
Participant withdrawals                               57                  (16)               (314)              (105)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period                  12,738               24,275              98,058             33,660
                                        ============================================================================

                                           WANGER U.S.
                                            SMALLER
                                           COMPANIES
                                        ----------------
Units outstanding, beginning of period                 -
Participant deposits                              93,794
Participant transfers                             62,098
Participant withdrawals                               91
                                        ----------------
Units outstanding, end of period                 155,983
                                        ================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.675% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $3,956 and $0 during the years ended December 31, 2003 and 2002, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $10,433 and $1,414 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

     On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

     On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

     On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

     If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

     Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

     On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

     The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)

                         PHOENIX
                        INVESTOR'S
                         EDGE(R)

--------------------------------------------------------------------------------
       V A R I A B L E    A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003





                                                                   DEATH BENEFIT
                                                                      OPTION 3

--------------------------------------------------------------------------------
VA0445AR3 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                 $        109,343    $        38,057    $        96,465     $        98,190
                                                        =================  =================  =================   =================
     Investment at market                               $        136,274    $        45,125    $       116,280     $       104,808
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            136,274             45,125            116,280             104,808
LIABILITIES

     Accrued expenses                                                231                 78                199                 180
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       136,043    $        45,047    $       116,081     $       104,628
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    61,563             19,666             61,731              56,461
                                                        =================  =================  =================   =================
Unit value                                               $      2.209801    $      2.290588    $      1.880448     $      1.853096
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $        58,561    $       146,755    $        62,358     $        59,996
                                                        =================  =================  =================   =================
     Investment at market                                $        72,005    $       151,000    $        69,713     $        59,996
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             72,005            151,000             69,713              59,996
LIABILITIES

     Accrued expenses                                                124                260                119                 105
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        71,881    $       150,740    $        69,594     $        59,891
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    23,604             81,693             32,959              30,506
                                                        =================  =================  =================   =================
Unit value                                               $      3.045185    $      1.845203    $      2.111567     $      1.963151
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       152,052    $        81,972    $       144,280     $        28,206
                                                        =================  =================  =================   =================
     Investment at market                                $       163,426    $        82,935    $       149,750     $        32,923
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            163,426             82,935            149,750              32,923
LIABILITIES

     Accrued expenses                                                285                145                263                  57
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       163,141    $        82,790    $       149,487     $        32,866
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    67,508             81,333             67,026              14,687
                                                        =================  =================  =================   =================
Unit value                                               $      2.416608    $      1.017908    $      2.230266     $      2.237779
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $        14,867    $        28,154    $        14,391     $        14,571
                                                        =================  =================  =================   =================
     Investment at market                                $        16,012    $        29,235    $        19,879     $        14,860
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             16,012             29,235             19,879              14,860
LIABILITIES

     Accrued expenses                                                 27                 21                 34                  26
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        15,985    $        29,214    $        19,845     $        14,834
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     6,761             12,072              7,497               5,888
                                                        =================  =================  =================   =================
Unit value                                               $      2.364387    $      2.419721    $      2.646853     $      2.518813
                                                        =================  =================  =================   =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP         INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE            GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $        62,018    $        77,431    $        36,198     $       326,567
                                                        =================  =================  =================   =================
     Investment at market                                $        65,022    $        87,908    $        41,321     $       374,663
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             65,022             87,908             41,321             374,663
LIABILITIES

     Accrued expenses                                                114                132                 71                 635
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        64,908    $        87,776    $        41,250     $       374,028
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    26,628             34,896             17,021             221,659
                                                        =================  =================  =================   =================
Unit value                                               $      2.437584    $      2.515403    $      2.423260     $      1.687407
                                                        =================  =================  =================   =================

                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN       NASDAQ-100
                                                              TRUST             VALUE              DOW 30             INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------    -----------------
ASSETS

     Investment at cost                                  $         7,409    $       212,174    $        14,784     $        83,778
                                                        =================  =================  =================   =================
     Investment at market                                $         7,014    $       250,616    $        16,145     $       105,891
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              7,014            250,616             16,145             105,891
LIABILITIES

     Accrued expenses                                                 12                427                 28                 181
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         7,002    $       250,189    $        16,117     $       105,710
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     3,700            118,038              7,597              58,846
                                                        =================  =================  =================   =================
Unit value                                               $      1.892245    $      2.119575    $      2.121963     $      1.796338
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $       209,476    $       750,481    $       351,826     $         3,332
                                                        =================  =================  =================   =================
     Investment at market                                $       230,881    $       835,208    $       385,787     $         3,870
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            230,881            835,208            385,787               3,870
LIABILITIES

     Accrued expenses                                                379              1,445                659                   7
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       230,502    $       833,763    $       385,128     $         3,863
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   119,408            404,283            201,066               1,737
                                                        =================  =================  =================   =================
Unit value                                               $      1.930372    $      2.062322    $      1.915440     $      2.224854
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $       271,043    $       216,798    $       222,106     $        68,249
                                                        =================  =================  =================   =================
     Investment at market                                $       324,741    $       275,429    $       226,895     $        64,496
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            324,741            275,429            226,895              64,496
LIABILITIES

     Accrued expenses                                                552                466                396                 112
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       324,189    $       274,963    $       226,499     $        64,384
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   122,970            102,113            132,625              36,506
                                                        =================  =================  =================   =================
Unit value                                               $      2.636325    $      2.692730    $      1.707809     $      1.763680
                                                        =================  =================  =================   =================

                                                         PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $        21,750    $       107,260    $        94,809     $        71,246
                                                        =================  =================  =================   =================
     Investment at market                                $        24,304    $       110,408    $       109,565     $        85,268
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             24,304            110,408            109,565              85,268
LIABILITIES

     Accrued expenses                                                 36                182                188                 146
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        24,268    $       110,226    $       109,377     $        85,122
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     8,062             56,990             64,084              48,486
                                                        =================  =================  =================   =================
Unit value                                               $      3.010436    $      1.934135    $      1.706797     $      1.755583
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                             VIP GROWTH
                                                           SECURITIES II    PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $       340,346    $       700,270    $        66,533     $        65,439
                                                        =================  =================  =================   =================
     Investment at market                                $       349,220    $       750,191    $        78,437     $        73,006
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            349,220            750,191             78,437              73,006
LIABILITIES

     Accrued expenses                                                583              1,303                135                 125
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       348,637    $       748,888    $        78,302     $        72,881
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   163,961            316,019             34,155              36,850
                                                        =================  =================  =================   =================
Unit value                                               $      2.126338    $      2.369756    $      2.292530     $      1.977767
                                                        =================  =================  =================   =================

                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $       192,956    $       170,317    $        37,049     $        99,905
                                                        =================  =================  =================   =================
     Investment at market                                $       232,334    $       192,518    $        42,832     $       116,355
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            232,334            192,518             42,832             116,355
LIABILITIES

     Accrued expenses                                                388                332                 73                 201
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       231,946    $       192,186    $        42,759     $       116,154
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   128,601             87,986             20,262              55,102
                                                        =================  =================  =================   =================
Unit value                                               $      1.803610    $      2.184271    $      2.110271     $      2.107975
                                                        =================  =================  =================   =================

                                                                              SCUDDER VIT         SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY        EQUITY 500
                                                            TRUST JUNO           INDEX               INDEX            TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $        96,724    $        94,358    $        63,614     $         4,720
                                                        =================  =================  =================   =================
     Investment at market                                $        95,173    $       113,402    $        69,718     $         4,236
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             95,173            113,402             69,718               4,236
LIABILITIES

     Accrued expenses                                                166                194                118                   7
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        95,007    $       113,208    $        69,600     $         4,229
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    90,716             55,592             35,811               2,903
                                                        =================  =================  =================   =================
Unit value                                               $      1.047300    $      2.036383    $      1.943549     $      1.456817
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS

     Investment at cost                                  $       994,371    $     1,184,780    $        39,670     $       359,599
                                                        =================  =================  =================   =================
     Investment at market                                $     1,061,251    $     1,329,859    $        46,970     $       461,704
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,061,251          1,329,859             46,970             461,704
LIABILITIES

     Accrued expenses                                              1,566              2,032                 81                 798
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,059,685    $     1,327,827    $        46,889     $       460,906
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   445,103            529,017             19,196             189,178
                                                        =================  =================  =================   =================
Unit value                                               $      2.380766    $      2.509994    $      2.442644     $      2.436362
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,378    $             -    $           959     $           386
Expenses
     Mortality and expense fees                                    2,372                668              1,563                 929
     Indexing (gain) loss                                             89                 21                 47                 (15)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (83)              (689)              (651)               (528)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,844                 33                 95                (155)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               30,740              8,993             21,953              10,842
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    34,584              9,026             22,048              10,687
Net increase (decrease) in net assets resulting from
     operations                                          $        34,501    $         8,337    $        21,397     $        10,159
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,918    $            98    $             -     $           593
Expenses
     Mortality and expense fees                                    1,000              2,316              1,452               1,627
     Indexing (gain) loss                                             47                 61                 80                  16
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         871             (2,279)            (1,532)             (1,050)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,449                194             24,393                   -
Net realized gain distribution from Fund                           2,038                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               12,681             27,978             18,878                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    16,168             28,172             43,271                   -
Net increase (decrease) in net assets resulting from
     operations                                          $        17,039    $        25,893    $        41,739     $        (1,050)
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         9,579    $         1,701    $         7,234     $           166
Expenses
     Mortality and expense fees                                    2,707                480              4,191                 558
     Indexing (gain) loss                                             52                  8                 57                  14
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       6,820              1,213              2,986                (406)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     271                  2              2,587                 123
Net realized gain distribution from Fund                               -                  -              2,986                 206
Net change in unrealized appreciation (depreciation)
     on investments                                                9,309                963                 59               5,119
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                     9,580                965              5,632               5,448
Net increase (decrease) in net assets resulting from
     operations                                          $        16,400    $         2,178    $         8,618     $         5,042
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     For the period ended December 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(4)      SUBACCOUNT(5)        SUBACCOUNT         SUBACCOUNT(7)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           116    $           141    $            15     $            55
Expenses
     Mortality and expense fees                                       94                 37                305                  38
     Indexing (gain) loss                                              3                  2                 14                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          19                102               (304)                 16
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                  1                124                   -
Net realized gain distribution from Fund                               -                 25                181                 284
Net change in unrealized appreciation (depreciation)
     on investments                                                1,145              1,081              5,531                 289
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                     1,147              1,107              5,836                 573
Net increase (decrease) in net assets resulting from
     operations                                          $         1,166    $         1,209    $         5,532     $           589
                                                        =================  =================  =================   =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP         INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE            GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,247    $           341    $           173     $             -
Expenses
     Mortality and expense fees                                      741                685                328               6,163
     Indexing (gain) loss                                             15                 25                 12                 161
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,491               (369)              (167)             (6,324)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     148                460                 44                 657
Net realized gain distribution from Fund                             535                166                213                   -
Net change in unrealized appreciation (depreciation)
     on investments                                                3,067             10,540              5,123              64,315
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                     3,750             11,166              5,380              64,972
Net increase (decrease) in net assets resulting from
     operations                                          $         5,241    $        10,797    $         5,213     $        58,648
                                                        =================  =================  =================   =================

                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN       NASDAQ-100
                                                              TRUST             VALUE              DOW 30             INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            36    $         3,111    $           277     $             -
Expenses
     Mortality and expense fees                                      143              3,848                325               1,363
     Indexing (gain) loss                                              4                115                  8                  52
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (111)              (852)               (56)             (1,415)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     329               (491)               878                 128
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                                1,309             45,440              3,260              24,701
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                     1,638             44,949              4,138              24,829
Net increase (decrease) in net assets resulting from
     operations                                          $         1,527    $        44,097    $         4,082     $        23,414
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,235    $        20,123    $         3,171     $            49
Expenses
     Mortality and expense fees                                    3,862             14,630              6,540                 160
     Indexing (gain) loss                                            112                324                167                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,739)             5,169             (3,536)               (113)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,106                348              1,876              (3,645)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               44,683            118,419             71,218               4,155
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    47,789            118,767             73,094                 510
Net increase (decrease) in net assets resulting from
     operations                                          $        46,050    $       123,936    $        69,558     $           397
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           503    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                    5,713              4,106              4,209               1,639
     Indexing (gain) loss                                            208                160                116                  42
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (5,418)            (4,266)            (4,325)             (1,681)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   6,063             (1,733)             4,567              (4,155)
Net realized gain distribution from Fund                          10,112              4,494                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               86,751             76,160             51,244              30,193
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                   102,926             78,921             55,811              26,038
Net increase (decrease) in net assets resulting from
     operations                                          $        97,508    $        74,655    $        51,486     $        24,357
                                                        =================  =================  =================   =================

                                                         PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $           303     $             -
Expenses
     Mortality and expense fees                                    1,111              1,975              2,000               1,738
     Indexing (gain) loss                                             65                 52                 53                  64
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,176)            (2,027)            (1,750)             (1,802)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  15,306               (727)            (2,794)             12,364
Net realized gain distribution from Fund                           1,290                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                                2,554             25,089             23,595              20,946
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    19,150             24,362             20,801              33,310
Net increase (decrease) in net assets resulting from
     operations                                          $        17,974    $        22,335    $        19,051     $        31,508
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                             VIP GROWTH
                                                           SECURITIES II    PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        16,622    $         9,335    $           157     $           306
Expenses
     Mortality and expense fees                                    7,984              6,481              1,076               1,055
     Indexing (gain) loss                                             81                143                 35                  32
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       8,557              2,711               (954)               (781)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (4,141)             1,239                116                 (98)
Net realized gain distribution from Fund                           2,156                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               (6,861)            52,448             14,351              13,868
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    (8,846)            53,687             14,467              13,770
Net increase (decrease) in net assets resulting from
     operations                                          $          (289)   $        56,398    $        13,513     $        12,989
                                                        =================  =================  =================   =================

                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           403    $         1,693    $         1,150     $         1,129
Expenses
     Mortality and expense fees                                    4,157              2,904                826               1,595
     Indexing (gain) loss                                            135                 79                 27                  54
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (3,889)            (1,290)               297                (520)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,125             (1,414)             1,358                 (81)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               55,530             34,683             10,492              24,720
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    62,655             33,269             11,850              24,639
Net increase (decrease) in net assets resulting from
     operations                                          $        58,766    $        31,979    $        12,147     $        24,119
                                                        =================  =================  =================   =================

                                                                              SCUDDER VIT         SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY        EQUITY 500
                                                            TRUST JUNO           INDEX               INDEX            TECHNOLOGY
                                                           SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         3,807    $           467     $             -
Expenses
     Mortality and expense fees                                      690              1,794                836                  70
     Indexing (gain) loss                                              7                 24                 13                 (17)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (697)             1,989               (382)                (53)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1               (112)               429                 (24)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               (1,551)            24,657             10,805               1,388
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    (1,550)            24,545             11,234               1,364
Net increase (decrease) in net assets resulting from
     operations                                          $        (2,247)   $        26,534    $        10,852     $         1,311
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                         SUBACCOUNT(6)         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $           757    $             -     $             -
Expenses
     Mortality and expense fees                                    2,136              7,661                688               7,337
     Indexing (gain) loss                                            104                300                 14                 294
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (2,240)            (7,204)              (702)             (7,631)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       7              8,897               (808)              2,894
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               66,880            169,941              7,794             135,282
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    66,887            178,838              6,986             138,176
Net increase (decrease) in net assets resulting from
     operations                                          $        64,647    $       171,634    $         6,284     $       130,545
                                                        =================  =================  =================   =================












Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception April 1, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception September 5, 2003 to December 31, 2003.
(5) From inception October 1, 2003 to December 31, 2003.
(6) From inception October 6, 2003 to December 31, 2003.
(7) From inception November 12, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (83)   $          (689)   $          (651)    $          (528)
     Net realized gain (loss)                                      3,844                 33                 95                (155)
     Net change in unrealized appreciation (depreciation)
         on investments                                           30,740              8,993             21,953              10,842
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            34,501              8,337             21,397              10,159
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          8,296                  -                  -                   -
     Participant transfers                                       (13,513)+           14,163             73,149              83,946
     Participant withdrawals                                      (3,435)              (119)               (12)            (14,431)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (8,652)            14,044             73,137              69,515
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        25,849             22,381             94,534              79,674

NET ASSETS
     Beginning of period                                         110,194             22,666             21,547              24,954
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       136,043    $        45,047    $       116,081     $       104,628
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           871    $        (2,279)   $        (1,532)    $        (1,050)
     Net realized gain (loss)                                      3,487                194             24,393                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                           12,681             27,978             18,878                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            17,039             25,893             41,739              (1,050)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            419              1,467             10,200             207,022
     Participant transfers                                        20,427             38,547              9,551            (215,582)
     Participant withdrawals                                        (348)            (6,650)           (33,362)                (92)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            20,498             33,364            (13,611)             (8,652)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        37,537             59,257             28,128              (9,702)

NET ASSETS
     Beginning of period                                          34,344             91,483             41,466              69,593
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        71,881    $       150,740    $        69,594     $        59,891
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         6,820    $         1,213    $         2,986     $          (406)
     Net realized gain (loss)                                        271                  2              5,573                 329
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,309                963                 59               5,119
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,400              2,178              8,618               5,042
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -              12,648
     Participant transfers                                        53,299             80,754           (138,947)              1,065
     Participant withdrawals                                      (4,510)              (142)            (2,200)               (589)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            48,789             80,612           (141,147)             13,124
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        65,189             82,790           (132,529)             18,166

NET ASSETS
     Beginning of period                                          97,952                  -            282,016              14,700
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       163,141    $        82,790    $       149,487     $        32,866
                                                        =================  =================  =================   =================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(4)      SUBACCOUNT(5)        SUBACCOUNT         SUBACCOUNT(7)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            19    $           102    $          (304)    $            16
     Net realized gain (loss)                                          2                 26                305                 284
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,145              1,081              5,531                 289
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,166              1,209              5,532                 589
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             28,005              7,854              14,245
     Participant transfers                                        14,819                  -              1,271                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,819             28,005              9,125              14,245
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        15,985             29,214             14,657              14,834

NET ASSETS
     Beginning of period                                               -                  -              5,188                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        15,985    $        29,214    $        19,845     $        14,834
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP        INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE           GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                        ----------------- ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,491    $          (369)   $          (167)   $        (6,324)
     Net realized gain (loss)                                        683                626                257                657
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,067             10,540              5,123             64,315
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             5,241             10,797              5,213             58,648
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,324             30,582              1,029             18,929
     Participant transfers                                        49,844             45,351             35,146             92,053 ++
     Participant withdrawals                                      (1,554)            (1,026)              (138)            (9,772)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting              54,614             74,907             36,037            101,210
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        59,855             85,704             41,250            159,858

NET ASSETS
     Beginning of period                                           5,053              2,072                  -            214,170
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        64,908    $        87,776    $        41,250    $       374,028
                                                        =================  =================  =================  =================

                                                           PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN      NASDAQ-100
                                                              TRUST             VALUE              DOW 30            INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (111)   $          (852)   $           (56)   $        (1,415)
     Net realized gain (loss)                                        329               (491)               878                128
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,309             45,440              3,260             24,701
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             1,527             44,097              4,082             23,414
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             50,067                  -             15,300
     Participant transfers                                         2,372             (2,125)              (379)            (6,014)
     Participant withdrawals                                      (4,060)            (3,532)              (855)               (66)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,688)            44,410             (1,234)             9,220
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          (161)            88,507              2,848             32,634

NET ASSETS
     Beginning of period                                           7,163            161,682             13,269             73,076
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         7,002    $       250,189    $        16,117    $       105,710
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,739)   $         5,169    $        (3,536)    $          (113)
     Net realized gain (loss)                                      3,106                348              1,876              (3,645)
     Net change in unrealized appreciation (depreciation)
         on investments                                           44,683            118,419             71,218               4,155
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            46,050            123,936             69,558                 397
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,353             48,357             11,758               4,150
     Participant transfers                                        51,493             25,063             54,616             (50,032)
     Participant withdrawals                                     (41,630)           (23,864)           (26,714)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            27,216             49,556             39,660             (45,882)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        73,266            173,492            109,218             (45,485)

NET ASSETS
     Beginning of period                                         157,236            660,271            275,910              49,348
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       230,502    $       833,763    $       385,128     $         3,863
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (5,418)   $        (4,266)   $        (4,325)    $        (1,681)
     Net realized gain (loss)                                     16,175              2,761              4,567              (4,155)
     Net change in unrealized appreciation (depreciation)
         on investments                                           86,751             76,160             51,244              30,193
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            97,508             74,655             51,486              24,357
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         13,960             23,865             11,567               8,020
     Participant transfers                                       (34,657)           (31,486)            19,693             (99,872)
     Participant withdrawals                                     (38,892)           (15,456)           (28,780)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (59,589)           (23,077)             2,480             (91,852)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        37,919             51,578             53,966             (67,495)

NET ASSETS
     Beginning of period                                         286,270            223,385            172,533             131,879
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       324,189    $       274,963    $       226,499     $        64,384
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                         PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,176)   $        (2,027)   $        (1,750)    $        (1,802)
     Net realized gain (loss)                                     16,596               (727)            (2,794)             12,364
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,554             25,089             23,595              20,946
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            17,974             22,335             19,051              31,508
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,415             10,069             11,834              15,707
     Participant transfers                                         3,144            (54,403)           (53,598)             (7,576)
     Participant withdrawals                                      (2,265)                 -                  -              (4,802)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             6,294            (44,334)           (41,764)              3,329
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        24,268            (21,999)           (22,713)             34,837

NET ASSETS
     Beginning of period                                               -            132,225            132,090              50,285
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        24,268    $       110,226    $       109,377     $        85,122
                                                        =================  =================  =================   =================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                             VIP GROWTH
                                                           SECURITIES II    PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         8,557    $         2,711    $          (954)    $          (781)
     Net realized gain (loss)                                     (1,985)             1,239                116                 (98)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (6,861)            52,448             14,351              13,868
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (289)            56,398             13,513              12,989
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         23,807            186,429                  -                   -
     Participant transfers                                       (99,904)           391,657             26,725              17,827
     Participant withdrawals                                     (18,873)            (7,011)              (407)               (762)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (94,970)           571,075             26,318              17,065
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (95,259)           627,473             39,831              30,054

NET ASSETS
     Beginning of period                                         443,896            121,415             38,471              42,827
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       348,637    $       748,888    $        78,302     $        72,881
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (3,889)   $        (1,290)   $           297     $          (520)
     Net realized gain (loss)                                      7,125             (1,414)             1,358                 (81)
     Net change in unrealized appreciation (depreciation)
         on investments                                           55,530             34,683             10,492              24,720
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            58,766             31,979             12,147              24,119
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         22,950             14,245                  -              10,200
     Participant transfers                                         9,831             11,050             40,291              26,166
     Participant withdrawals                                     (47,607)            (1,028)           (40,992)               (301)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (14,826)            24,267               (701)             36,065
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        43,940             56,246             11,446              60,184

NET ASSETS
     Beginning of period                                         188,006            135,940             31,313              55,970
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       231,946    $       192,186    $        42,759     $       116,154
                                                        =================  =================  =================   =================

                                                                              SCUDDER VIT         SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY        EQUITY 500
                                                            TRUST JUNO           INDEX               INDEX            TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (697)   $         1,989    $          (382)    $           (53)
     Net realized gain (loss)                                          1               (112)               429                 (24)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (1,551)            24,657             10,805               1,388
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            (2,247)            26,534             10,852               1,311
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         21,429             11,648                  -                   -
     Participant transfers                                        75,825              6,998             32,117                   -
     Participant withdrawals                                           -             (1,234)            (4,754)                 (8)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            97,254             17,412             27,363                  (8)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        95,007             43,946             38,215               1,303

NET ASSETS
     Beginning of period                                               -             69,262             31,385               2,926
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        95,007    $       113,208    $        69,600     $         4,229
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                          SUBACCOUNT(6)        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (2,240)   $        (7,204)   $          (702)    $        (7,631)
     Net realized gain (loss)                                          7              8,897               (808)              2,894
     Net change in unrealized appreciation (depreciation)
         on investments                                           66,880            169,941              7,794             135,282
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            64,647            171,634              6,284             130,545
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        791,478            810,812              1,690              29,809
     Participant transfers                                       203,560            163,761            (25,754)             (7,710)
     Participant withdrawals                                           -            (18,826)                 -             (18,523)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           995,038            955,747            (24,064)              3,576
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,059,685          1,127,381            (17,780)            134,121

NET ASSETS
     Beginning of period                                               -            200,446             64,669             326,785
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     1,059,685    $     1,327,827    $        46,889     $       460,906
                                                        =================  =================  =================   =================




+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 1, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception September 5, 2003 to December 31, 2003.
(5) From inception October 1, 2003 to December 31, 2003.
(6) From inception October 6, 2003 to December 31, 2003.
(7) From inception November 12, 2003 to December 31, 2003.


                       See Notes to Financial Statements
                                      SA-17

                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                      STATEMENTS OF CHANGES IN NET ASSETS




                                                                               PHOENIX-AIM                       PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      ABERDEEN NEW      PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL          ASIA          MID-CAP EQUITY      GROWTH + VALUE
                                                          SUBACCOUNT(12)      SUBACCOUNT(2)     SUBACCOUNT(4)      SUBACCOUNT(10)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $               90     $          28    $         (210)   $            (188)
  Net realized gain (loss)                                         (1,169)                -                11                  (13)
  Net unrealized appreciation (depreciation)                       (3,809)             (232)           (1,925)              (4,224)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (4,888)             (204)           (2,124)              (4,425)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            113,439             3,808             9,610               23,015
  Participant transfers                                             3,530                 -            15,206                6,861
  Participant withdrawals                                          (1,887)                -               (26)                (497)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                115,082             3,808            24,790               29,379
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                           110,194             3,604            22,666               24,954
NET ASSETS
  Beginning of period                                                   -                 -                -                     -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $          110,194     $       3,604    $       22,666    $          24,954
                                                      ====================  ================  ================  ===================


                                                                                PHOENIX-        PHOENIX-DUFF &
                                                                                DEUTSCHE         PHELPS REAL          PHOENIX-
                                                             PHOENIX-          NASDAQ-100          ESTATE             ENGEMANN
                                                         DEUTSCHE DOW 30        INDEX(R)         SECURITIES        CAPITAL GROWTH
                                                          SUBACCOUNT(4)       SUBACCOUNT(2)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $                8     $        (641)   $         831     $          (1,713)
  Net realized gain (loss)                                              7               (16)             254                    17
  Net unrealized appreciation (depreciation)                       (1,899)           (2,588)             763               (23,733)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (1,884)           (3,245)           1,848               (25,429)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             14,965             7,803           61,479               129,830
  Participant transfers                                                 -            68,518          (26,796)               (8,956)
  Participant withdrawals                                             188                 -           (2,187)               (3,962)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 15,153            76,321           32,496               116,912
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            13,269            73,076           34,344                91,483
NET ASSETS
  Beginning of period                                                   -                 -                -                     -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           13,269     $      73,076    $      34,344     $          91,483
                                                      ====================  ================  ================  ===================




                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)



                                                              PHOENIX-             PHOENIX-    PHOENIX-GOODWIN
                                                              ENGEMANN             GOODWIN      MULTI-SECTOR
                                                           SMALL & MID-CAP          MONEY          FIXED          PHOENIX-HOLLISTER
                                                               GROWTH               MARKET         INCOME            VALUE EQUITY
                                                             SUBACCOUNT(1)      SUBACCOUNT(5)   SUBACCOUNT(6)       SUBACCOUNT(1)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $             (842)    $        (450)   $        2,892    $            (526)
  Net realized gain (loss)                                           (754)                -                96                 (541)
  Net unrealized appreciation (depreciation)                      (11,523)                -             2,065              (37,257)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations               (13,119)             (450)            5,053              (38,324)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             75,960           292,841            78,555              295,928
  Participant transfers                                           (17,116)         (222,694)           14,381               20,866
  Participant withdrawals                                          (4,259)             (104)              (37)              (2,560)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 54,585            70,043            92,899              314,234
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            41,466            69,593            97,952              275,910
                                                      --------------------  ----------------  ----------------  -------------------
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           41,466     $      69,593    $       97,952    $         275,910
                                                      ====================  ================  ================  ===================


                                                          PHOENIX-J.P.
                                                            MORGAN
                                                           RESEARCH           PHOENIX-JANUS    PHOENIX-JANUS       PHOENIX-KAYNE
                                                         ENHANCED INDEX      FLEXIBLE INCOME       GROWTH          LARGE-CAP CORE
                                                         SUBACCOUNT(4)        SUBACCOUNT(3)    SUBACCOUNT(8)       SUBACCOUNT(13)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $              (75)    $       3,183    $       (1,727)   $              14
  Net realized gain (loss)                                         (2,022)              860              (501)                   -
  Net unrealized appreciation (depreciation)                       (2,138)            5,411           (16,219)                (402)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (4,235)            9,454           (18,447)                (388)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             18,446            68,892           207,941                7,382
  Participant transfers                                             7,314           204,903            27,901                7,757
  Participant withdrawals                                              22            (1,233)           (3,225)                 (51)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 25,782           272,562           232,617               15,088
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            21,547           282,016           214,170               14,700
NET ASSETS
  Beginning of period                                                   -                 -                -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           21,547     $     282,016    $      214,170    $          14,700
                                                      ====================  ================  ================  ===================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)



                                                                               PHOENIX-LORD     PHOENIX-LORD         PHOENIX-MFS
                                                          PHOENIX-LAZARD        ABBETT BOND-    ABBETT LARGE-     INVESTORS GROWTH
                                                          SMALL-CAP VALUE       DEBENTURE        CAP VALUE               STOCK
                                                          SUBACCOUNT(13)       SUBACCOUNT(13)   SUBACCOUNT(13)       SUBACCOUNT(4)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $                2     $          82    $          (1)    $            (196)
  Net realized gain (loss)                                              -                 8                -                     2
  Net unrealized appreciation (depreciation)                          (43)              (63)             (63)               (3,819)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                   (41)               27              (64)               (4,013)
                                                      --------------------  ----------------  ----------------  -------------------
 FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                              4,428             3,691                -                29,868
  Participant transfers                                               801             1,335            2,136                10,127
  Participant withdrawals                                               -                 -                -                  (110)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                  5,229             5,026            2,136                39,885
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                             5,188             5,053            2,072                35,872
NET ASSETS
  Beginning of period                                                   -                 -                -                     -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $            5,188     $       5,053    $       2,072     $          35,872
                                                      ====================  ================  ================  ===================


                                                                                                                      PHOENIX-
                                                                                                   PHOENIX-           OAKHURST
                                                           PHOENIX-MFS         PHOENIX-MFS     OAKHURST GROWTH        STRATEGIC
                                                         INVESTORS TRUST          VALUE          AND INCOME           ALLOCATION
                                                          SUBACCOUNT(7)        SUBACCOUNT(10)   SUBACCOUNT(5)        SUBACCOUNT(2)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $              (66)     $        469    $         (478)   $           4,166
  Net realized gain (loss)                                              3                10              (738)                (105)
  Net unrealized appreciation (depreciation)                       (1,704)           (6,998)          (23,278)             (33,692)
                                                      --------------------  ----------------  ----------------  -------------------
Net increase (decrease) resulting from operations                  (1,767)           (6,519)          (24,494)             (29,631)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                              7,571           134,381           119,584              375,665
  Participant transfers                                             1,359            32,462            63,647              319,712
  Participant withdrawals                                               -             1,358            (1,501)              (5,475)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                  8,930           168,201           181,730              689,902
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                             7,163           161,682           157,236              660,271
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $            7,163     $     161,682    $      157,236    $         660,271
                                                      ====================  ================  ================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)



                                                         PHOENIX-SANFORD     PHOENIX-SANFORD  PHOENIX-SANFORD
                                                         BERNSTEIN GLOBAL    BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA
                                                              VALUE             CAP VALUE         CAP VALUE        MID-CAP GROWTH
                                                         SUBACCOUNT(5)        SUBACCOUNT(4)     SUBACCOUNT(3)       SUBACCOUNT(1)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $               45    $         (307)   $         (614)   $          (1,921)
  Net realized gain (loss)                                             (5)           20,009            10,231               (5,706)
  Net unrealized appreciation (depreciation)                       (3,617)          (33,053)          (17,529)             (46,455)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (3,577)          (13,351)           (7,912)             (54,082)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                  -           190,254           146,953              218,158
  Participant transfers                                            52,925           109,758            83,288                8,961
  Participant withdrawals                                               -              (391)            1,056                 (504)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 52,925           299,621           231,297              226,615
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            49,348           286,270           223,385              172,533
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           49,348    $      286,270    $      223,385    $         172,533
                                                      ====================  ================  ================  ===================

                                                                              PHOENIX-VAN
                                                         PHOENIX-SENECA       KAMPEN FOCUS    AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                         STRATEGIC THEME        EQUITY          APPRECIATION           EQUITY
                                                          SUBACCOUNT(1)      SUBACCOUNT(11)    SUBACCOUNT(4)       SUBACCOUNT(5)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $           (1,700)   $         (194)   $       (1,478)   $            (505)
  Net realized gain (loss)                                         (1,133)                7               (91)                 (15)
  Net unrealized appreciation (depreciation)                      (33,946)           (1,977)          (21,941)              (8,839)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations               (36,779)           (2,164)          (23,510)              (9,359)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            122,968                 -            81,825               71,445
  Participant transfers                                            50,483            23,610            78,787               70,097
  Participant withdrawals                                          (4,793)                -            (4,877)                 (93)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
  from participant transactions                                   168,658            23,610           155,735              141,449
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                           131,879            21,446           132,225              132,090
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $          131,879    $       21,446    $      132,225    $         132,090
                                                      ====================  ================  ================  ===================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)



                                                            ALGER            FEDERATED FUND
                                                           AMERICAN             FOR U.S.       FEDERATED HIGH
                                                           LEVERAGED          GOVERNMENT         INCOME BOND
                                                             ALLCAP           SECURITIES II       FUND II        VIP CONTRAFUND(R)
                                                         SUBACCOUNT(9)        SUBACCOUNT(5)     SUBACCOUNT(2)       SUBACCOUNT(4)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $             (379)   $       (3,376)   $        2,809    $            (374)
  Net realized gain (loss)                                             (1)               23              (260)                  57
  Net unrealized appreciation (depreciation)                       (6,924)           15,735            (2,527)              (2,447)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (7,304)           12,382                22               (2,764)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             27,344           159,415            60,503               33,254
  Participant transfers                                            31,014           272,779            60,435                8,535
  Participant withdrawals                                            (769)             (680)              455                 (554)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 57,589           431,514           121,393               41,235
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            50,285           443,896           121,415               38,471
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           50,285    $      443,896    $      121,415    $          38,471
                                                      ====================  ================  ================  ===================


                                                                                                                     TEMPLETON
                                                           VIP GROWTH                           MUTUAL SHARES         FOREIGN
                                                          OPPORTUNITIES       VIP GROWTH         SECURITIES          SECURITIES
                                                          SUBACCOUNT(5)       SUBACCOUNT(5)     SUBACCOUNT(3)       SUBACCOUNT(4)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $             (434)   $       (1,551)   $         (915)   $             (33)
  Net realized gain (loss)                                           (217)              (25)            1,075                   (7)
  Net unrealized appreciation (depreciation)                       (6,301)          (16,152)          (12,482)              (4,709)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) resulting from operations                (6,952)          (17,728)          (12,322)              (4,749)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             48,799           163,645            78,811               20,717
  Participant transfers                                             1,751            41,535            71,249               15,819
  Participant withdrawals                                            (771)              554            (1,798)                (474)
                                                      --------------------  ----------------  ----------------  -------------------
Net increase (decrease) in net assets resulting
     from participant transactions                                 49,779           205,734           148,262               36,062
                                                      --------------------  ----------------  ----------------  -------------------
Net increase (decrease) in net assets                              42,827           188,006           135,940               31,313
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           42,827    $      188,006    $      135,940    $          31,313
                                                      ====================  ================  ================  ===================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)



                                                           TEMPLETON          SCUDDER VIT
                                                             GROWTH          EAFE(R) EQUITY       SCUDDER VIT
                                                           SECURITIES           INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                         SUBACCOUNT(4)        SUBACCOUNT(5)     SUBACCOUNT(4)      SUBACCOUNT(2)
                                                      --------------------  ----------------  ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                         $               54    $          639    $          193    $            (401)
  Net realized gain (loss)                                            537            (1,546)           (1,469)             (27,428)
  Net unrealized appreciation (depreciation)                       (8,270)           (5,613)           (4,701)              (1,872)
                                                      --------------------  ----------------  ----------------  -------------------
Net increase (decrease) resulting from operations                  (7,679)           (6,520)           (5,977)             (29,701)
                                                      --------------------  ----------------  ----------------  -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             28,962            34,775            35,669               72,493
  Participant transfers                                            34,858            41,150             1,877              (39,852)
  Participant withdrawals                                            (171)             (143)             (184)                 (14)
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                 63,649            75,782            37,362               32,627
                                                      --------------------  ----------------  ----------------  -------------------
  Net increase (decrease) in net assets                            55,970            69,262            31,385                2,926
NET ASSETS
  Beginning of period                                                   -                 -                 -                    -
                                                      --------------------  ----------------  ----------------  -------------------
  End of period                                        $           55,970    $       69,262    $       31,385    $           2,926
                                                      ====================  ================  ================  ===================



                                                             WANGER                             WANGER U.S.
                                                          INTERNATIONAL                           SMALLER
                                                           SMALL CAP         WANGER TWENTY       COMPANIES
                                                          SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)
                                                      --------------------  ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                         $           (2,491)   $         (574)   $       (3,682)
  Net realized gain (loss)                                            (14)               (7)              263
  Net unrealized appreciation (depreciation)                      (24,862)             (494)          (33,177)
                                                      --------------------  ----------------  ----------------
  Net increase (decrease) resulting from operations               (27,367)           (1,075)          (36,596)
                                                      --------------------  ----------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            248,554             2,855           327,774
  Participant transfers                                           (15,614)           62,889            39,279
  Participant withdrawals                                          (5,127)                -            (3,672)
                                                      --------------------  ----------------  ----------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                227,813            65,744           363,381
                                                      --------------------  ----------------  ----------------
  Net increase (decrease) in net assets                           200,446            64,669           326,785
                                                      --------------------  ----------------  ----------------
NET ASSETS
  Beginning of period                                                   -                 -                 -
                                                      --------------------  ----------------  ----------------
  End of period                                        $          200,446    $       64,669    $      326,785
                                                      ====================  ================  ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002


(1) From inception February 15, 2002 to December 31,2002.     (8) From inception March 22, 2002 to December 31,2002.
(2) From inception February 19, 2002 to December 31,2002.     (9) From inception March 27, 2002 to December 31,2002.
(3) From inception February 25, 2002 to December 31,2002.     (10) From inception April 15, 2002 to December 31,2002.
(4) From inception February 26, 2002 to December 31,2002.     (11) From inception May 1, 2002 to December 31,2002.
(5) From inception March 1, 2002 to December 31,2002.         (12) From inception June 21, 2002 to December 31,2002.
(6) From inception March 14, 2002 to December 31,2002.        (13) From inception November 1, 2002 to December 31,2002.
(7) From inception March 19, 2002 to December 31,2002.


                        See Notes to Financial Statements

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policy holders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time
                                                        consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------

Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------ ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
                                                        High current income by investing primarily in a
Federated High Income Bond Fund II                      professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely
                                                        correlate to the price movements of a benchmark for U.S.
Rydex Variable Trust Juno Fund                          Treasury debt instruments or futures contract on a
                                                        specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                        Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $              21,503                $              30,198
      Phoenix-AIM Mid-Cap Equity Series                                             15,892                                2,497
      Phoenix-Alliance/Bernstein Enhanced Index Series                              84,610                               11,941
      Phoenix-Alliance/Bernstein Growth + Value Series                              91,360                               22,311
      Phoenix-Duff & Phelps Real Estate Securities Series                           42,618                               19,166
      Phoenix-Engemann Capital Growth Series                                        42,978                               11,775
      Phoenix-Engemann Small & Mid-Cap Growth Series                               118,943                              134,033
      Phoenix-Goodwin Money Market Series                                          219,598                              229,328
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             112,640                               56,928
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           82,450                                  480
      Phoenix-Janus Flexible Income Series                                          50,293                              185,711
      Phoenix-Kayne Rising Dividends Series                                         14,071                                1,103
      Phoenix-Kayne Small-Cap Quality Value Series                                  14,935                                   70
      Phoenix-Lazard International Equity Select Series                             28,171                                   18
      Phoenix-Lazard Small-Cap Value Series                                          9,626                                  593
      Phoenix-Lazard U.S. Multi-Cap Series                                          14,584                                   13
      Phoenix-Lord Abbett Bond-Debenture Series                                     66,411                                9,660
      Phoenix-Lord Abbett Large-Cap Value Series                                    87,978                               13,145
      Phoenix-Lord Abbett Mid-Cap Value Series                                      37,598                                1,444
      Phoenix-MFS Investors Growth Stock Series                                    133,388                               38,229
      Phoenix-MFS Investors Trust Series                                             2,407                                4,206
      Phoenix-MFS Value Series                                                      79,641                               35,914
      Phoenix-Northern Dow 30 Series                                                 8,582                                9,866
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   72,421                               64,560
      Phoenix-Oakhurst Growth and Income Series                                    113,339                               87,741
      Phoenix-Oakhurst Strategic Allocation Series                                 169,454                              114,392
      Phoenix-Oakhurst Value Equity Series                                          86,334                               50,007
      Phoenix-Sanford Bernstein Global Value Series                                  6,804                               52,877
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                57,250                              112,057
      Phoenix-Sanford Bernstein Small-Cap Value Series                              70,900                               93,668
      Phoenix-Seneca Mid-Cap Growth Series                                          58,756                               60,456
      Phoenix-Seneca Strategic Theme Series                                         10,189                              103,815
      Phoenix-State Street Research Small-Cap Growth Series                        271,996                              265,552

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $              27,950                $              74,334
      AIM V.I. Premier Equity Fund                                                  40,342                               83,892

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    112,147                              110,544

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             550,866                              635,345
      Federated High Income Bond Fund II -- Primary Shares                         638,233                               63,363

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   29,398                                3,963
      VIP Growth Opportunities Portfolio                                            20,638                                4,301
      VIP Growth Portfolio                                                          38,627                               57,266

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 74,995                               51,922
      Templeton Foreign Securities Fund                                             58,146                               58,529
      Templeton Growth Securities Fund                                              46,871                               11,219

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                97,210                                  487

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         42,313                               23,943
      Scudder VIT Equity 500 Index Fund                                             32,745                                6,057

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                             57                                   76

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         995,611                                1,247
      Wanger International Small Cap                                             1,088,449                              138,221
      Wanger Twenty                                                                 49,125                               73,921
      Wanger U.S. Smaller Companies                                                 93,525                               97,340

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(12)
     Accumulation units outstanding                                                                    61,563           64,476
     Unit value                                                                                     $2.209801        $1.709092
     Net assets (thousands)                                                                              $136             $110
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.07%)           0.24% (21)
     Total return                                                                                      29.30%          (13.17%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(4)
     Accumulation units outstanding                                                                    19,666           12,438
     Unit value                                                                                     $2.290588        $1.822338
     Net assets (thousands)                                                                               $45              $23
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.01%)          (1.93%)(21)
     Total return                                                                                      25.70%          (13.03%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
     Accumulation units outstanding                                                                    61,731           14,182
     Unit value                                                                                     $1.880448        $1.519302
     Net assets (thousands)                                                                              $116              $22
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.81%)          (0.62%)(21)
     Total return                                                                                      23.77%          (22.13%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(10)
     Accumulation units outstanding                                                                    56,461           16,670
     Unit value                                                                                     $1.853096        $1.499246
     Net assets (thousands)                                                                              $105              $25
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.11%)          (1.34%)(21)
     Total return                                                                                      23.60%          (21.15%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                                    23,604           15,290
     Unit value                                                                                     $3.045185        $2.246123
     Net assets (thousands)                                                                               $72              $34
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        1.70%            2.19% (21)
     Total return                                                                                      35.58%            8.29%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
     Accumulation units outstanding                                                                    81,693           61,490
     Unit value                                                                                     $1.845203        $1.487770
     Net assets (thousands)                                                                              $151              $91
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.92%)          (1.91%)(21)
     Total return                                                                                      24.02%          (22.27%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                    32,959           28,194
     Unit value                                                                                     $2.111567        $1.470749
     Net assets (thousands)                                                                               $70              $41
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.06%)          (1.91%)(21)
     Total return                                                                                      43.57%          (21.67%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(5)
     Accumulation units outstanding                                                                    30,506           34,996
     Unit value                                                                                     $1.963151        $1.988579
     Net assets (thousands)                                                                               $60              $70
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.26%)          (0.60%)(21)
     Total return                                                                                      (1.28%)          (0.49%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                                    67,508           45,536
     Unit value                                                                                     $2.416608        $2.151112
     Net assets (thousands)                                                                              $163              $98
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        4.91%            6.23% (21)
     Total return                                                                                      12.34%            6.18%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(16)
     Accumulation units outstanding                                                                    81,333                -
     Unit value                                                                                     $1.017908                -
     Net assets (thousands)                                                                               $83                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                        4.92% (21)           -
     Total return                                                                                       1.65%                -

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(3)
     Accumulation units outstanding                                                                    67,026          131,903
     Unit value                                                                                     $2.230266        $2.138046
     Net assets (thousands)                                                                              $149             $282
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        1.39%            3.30% (21)
     Total return                                                                                       4.31%            7.26%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(13)
     Accumulation units outstanding                                                                    14,687            7,671
     Unit value                                                                                     $2.237779        $1.916316
     Net assets (thousands)                                                                               $33              $15
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.42%)           2.09% (21)
     Total return                                                                                      16.78%           (4.95%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
     Accumulation units outstanding                                                                     6,761                -
     Unit value                                                                                     $2.364387                -
     Net assets (thousands)                                                                               $16                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                        0.39% (21)           -
     Total return                                                                                       7.87%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(18)
     Accumulation units outstanding                                                                    12,072                -
     Unit value                                                                                     $2.419721                -
     Net assets (thousands)                                                                               $29                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                        5.39% (21)           -
     Total return                                                                                      12.99%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(13)
     Accumulation units outstanding                                                                     7,497            2,671
     Unit value                                                                                     $2.646853        $1.942805
     Net assets (thousands)                                                                               $20               $5
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.95%)           1.29% (21)
     Total return                                                                                      36.24%           (3.54%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(20)
     Accumulation units outstanding                                                                     5,888                -
     Unit value                                                                                     $2.518813                -
     Net assets (thousands)                                                                               $15                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                        0.83% (21)           -
     Total return                                                                                       4.14%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
     Accumulation units outstanding                                                                    26,628            2,394
     Unit value                                                                                     $2.437584        $2.111168
     Net assets (thousands)                                                                               $65               $5
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        3.92%           37.97% (21)
     Total return                                                                                      15.46%            3.56%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(13)
     Accumulation units outstanding                                                                    34,896            1,052
     Unit value                                                                                     $2.515403        $1.969767
     Net assets (thousands)                                                                               $88               $2
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.05%)          (0.38%)(21)
     Total return                                                                                      27.70%           (0.53%)


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                                    17,021                -
     Unit value                                                                                     $2.423260                -
     Net assets (thousands)                                                                               $41                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                       (0.99%)(21)           -
     Total return                                                                                      32.51%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(8)
     Accumulation units outstanding                                                                   221,659          150,366
     Unit value                                                                                     $1.687407        $1.424323
     Net assets (thousands)                                                                              $374             $214
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.00%)          (1.93%)(21)
     Total return                                                                                      18.47%          (28.43%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(7)
     Accumulation units outstanding                                                                     3,700            4,549
     Unit value                                                                                     $1.892245        $1.574592
     Net assets (thousands)                                                                                $7               $7
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.52%)          (1.26%)(21)
     Total return                                                                                      20.17%          (23.31%)


     PHOENIX-MFS VALUE SERIES(10)
     Accumulation units outstanding                                                                   118,038           93,379
     Unit value                                                                                     $2.119575        $1.731455
     Net assets (thousands)                                                                              $250             $162
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.43%)           1.13% (21)
     Total return                                                                                      22.42%          (16.45%)


     PHOENIX-NORTHERN DOW 30 SERIES(4)
     Accumulation units outstanding                                                                     7,597            7,812
     Unit value                                                                                     $2.121963        $1.698647
     Net assets (thousands)                                                                               $16              $13
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.34%)           0.10% (21)
     Total return                                                                                      24.92%          (17.87%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(2)
     Accumulation units outstanding                                                                    58,846           59,373
     Unit value                                                                                     $1.796338        $1.230779
     Net assets (thousands)                                                                              $106              $73
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.02%)          (1.93%)(21)
     Total return                                                                                      45.95%          (30.19%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(5)
     Accumulation units outstanding                                                                   119,408          101,801
     Unit value                                                                                     $1.930372        $1.544536
     Net assets (thousands)                                                                              $231             $157
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.88%)          (0.56%)(21)
     Total return                                                                                      24.98%          (22.73%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(2)
     Accumulation units outstanding                                                                   404,283          376,304
     Unit value                                                                                     $2.062322        $1.754615
     Net assets (thousands)                                                                              $834             $660
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        0.69%            1.50% (21)
     Total return                                                                                      17.54%           (8.88%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                                                   201,066          174,960
     Unit value                                                                                     $1.915440        $1.576992
     Net assets (thousands)                                                                              $385             $276
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.05%)          (0.37%)(21)
     Total return                                                                                      21.46%          (19.39%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(5)
     Accumulation units outstanding                                                                     1,737           28,879
     Unit value                                                                                     $2.224854        $1.708777
     Net assets (thousands)                                                                                $4              $49
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.37%)           0.21% (21)
     Total return                                                                                      30.20%          (16.25%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(4)
     Accumulation units outstanding                                                                   122,970          150,098
     Unit value                                                                                     $2.636325        $1.907219
     Net assets (thousands)                                                                              $324             $286
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.85%)          (0.30%)(21)
     Total return                                                                                      38.23%          (13.92%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
     Accumulation units outstanding                                                                   102,113          117,021
     Unit value                                                                                     $2.692730        $1.908937
     Net assets (thousands)                                                                              $275             $223
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.03%)          (0.77%)(21)
     Total return                                                                                      41.06%          (12.82%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                   132,625          127,619
     Unit value                                                                                     $1.707809        $1.351930
     Net assets (thousands)                                                                              $226             $173
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.00%)          (1.90%)(21)
     Total return                                                                                      26.32%          (31.38%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(1)
     Accumulation units outstanding                                                                    36,506          100,638
     Unit value                                                                                     $1.763680        $1.310436
     Net assets (thousands)                                                                               $64             $132
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.00%)          (1.91%)(21)
     Total return                                                                                      34.59%          (32.16%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(14)
     Accumulation units outstanding                                                                     8,062                -
     Unit value                                                                                     $3.010436                -
     Net assets (thousands)                                                                               $24                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                       (2.06%)(21)           -
     Total return                                                                                      53.14%                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                                    56,990           86,820
     Unit value                                                                                     $1.934135        $1.522975
     Net assets (thousands)                                                                              $110             $132
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.00%)          (1.92%)(21)
     Total return                                                                                      27.00%          (21.45%)


     AIM V.I. PREMIER EQUITY FUND(5)
     Accumulation units outstanding                                                                    64,084           94,915
     Unit value                                                                                     $1.706797        $1.391674
     Net assets (thousands)                                                                              $109             $132
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.71%)          (0.94%)(21)
     Total return                                                                                      22.64%          (27.26%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(9)
     Accumulation units outstanding                                                                    48,486           37,837
     Unit value                                                                                     $1.755583        $1.328972
     Net assets (thousands)                                                                               $85              $50
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.02%)          (1.91%)(21)
     Total return                                                                                      32.10%          (31.49%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
     Accumulation units outstanding                                                                   163,961          209,532
     Unit value                                                                                     $2.126338        $2.118509
     Net assets (thousands)                                                                              $349             $444
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        2.09%           (1.95%)(21)
     Total return                                                                                       0.37%            5.70%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                                   316,019           61,397
     Unit value                                                                                     $2.369756        $1.977537
     Net assets (thousands)                                                                              $749             $121
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        0.82%            5.17% (21)
     Total return                                                                                      19.83%           (1.22%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(4)
     Accumulation units outstanding                                                                    34,155           21,119
     Unit value                                                                                     $2.292530        $1.821605
     Net assets (thousands)                                                                               $78              $38
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.73%)          (1.94%)(21)
     Total return                                                                                      25.85%          (10.57%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(5)
     Accumulation units outstanding                                                                    36,850           27,530
     Unit value                                                                                     $1.977767        $1.555636
     Net assets (thousands)                                                                               $73              $43
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.44%)          (1.93%)(21)
     Total return                                                                                      27.14%          (21.71%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     VIP GROWTH PORTFOLIO(5)
     Accumulation units outstanding                                                                   128,601          135,714
     Unit value                                                                                     $1.803610        $1.385303
     Net assets (thousands)                                                                              $232             $188
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.82%)          (1.93%)(21)
     Total return                                                                                      30.20%          (29.51%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(3)
     Accumulation units outstanding                                                                    87,986           76,369
     Unit value                                                                                     $2.184271        $1.780040
     Net assets (thousands)                                                                              $192             $136
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.87%)          (1.26%)(21)
     Total return                                                                                      22.71%          (12.33%)


     TEMPLETON FOREIGN SECURITIES FUND(4)
     Accumulation units outstanding                                                                    20,262           19,236
     Unit value                                                                                     $2.110271        $1.627829
     Net assets (thousands)                                                                               $43              $31
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        0.70%           (0.21%)(21)
     Total return                                                                                      29.64%          (15.67%)


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                                    55,102           34,400
     Unit value                                                                                     $2.107975        $1.627011
     Net assets (thousands)                                                                              $116              $56
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.64%)           0.21% (21)
     Total return                                                                                      29.56%          (17.97%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(15)
     Accumulation units outstanding                                                                    90,716                -
     Unit value                                                                                     $1.047300                -
     Net assets (thousands)                                                                               $95                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                       (1.97%)(21)           -
     Total return                                                                                       5.88%                -

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)
     Accumulation units outstanding                                                                    55,592           44,473
     Unit value                                                                                     $2.036383        $1.557393
     Net assets (thousands)                                                                              $113              $69
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                        2.16%            2.69% (21)
     Total return                                                                                      30.76%          (19.32%)


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                                    35,811           20,292
     Unit value                                                                                     $1.943549        $1.546669
     Net assets (thousands)                                                                               $70              $31
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (0.89%)           1.16% (21)
     Total return                                                                                      25.66%          (21.03%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(2)
     Accumulation units outstanding                                                                     2,903            2,911
     Unit value                                                                                     $1.456817        $1.005404
     Net assets (thousands)                                                                                $4               $3
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.48%)          (1.77%)(21)
     Total return                                                                                      44.90%          (40.48%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(19)
     Accumulation units outstanding                                                                   445,103                -
     Unit value                                                                                     $2.380766                -
     Net assets (thousands)                                                                            $1,060                -
     Mortality and expense ratio                                                                        1.95% (21)           -
     Net investment income ratio                                                                       (2.04%)(21)           -
     Total return                                                                                      12.89%                -


     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                                   529,017          116,567
     Unit value                                                                                     $2.509994        $1.719580
     Net assets (thousands)                                                                            $1,328             $200
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.83%)          (1.95%)(21)
     Total return                                                                                      45.97%          (13.85%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER TWENTY(2)
     Accumulation units outstanding                                                                    19,196           33,936
     Unit value                                                                                     $2.442644        $1.905623
     Net assets (thousands)                                                                               $47              $65
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (1.99%)          (1.95%)(21)
     Total return                                                                                      28.18%           (4.19%)


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                   189,178          188,360
     Unit value                                                                                     $2.436362        $1.734905
     Net assets (thousands)                                                                              $461             $327
     Mortality and expense ratio                                                                        1.95%            1.95% (21)
     Net investment income ratio                                                                       (2.03%)          (1.94%)(21)
     Total return                                                                                      40.43%          (15.18%)



MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values.
These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception February 15, 2002 to December 31, 2002.   (12)  From inception June 21, 2002 to December 31, 2002.
(2)  From inception February 19, 2002 to December 31, 2002.   (13)  From inception November 1, 2002 to December 31, 2002.
(3)  From inception February 25, 2002 to December 31, 2002.   (14)  From inception April 1, 2003 to December 31, 2003.
(4)  From inception February 26, 2002 to December 31, 2002.   (15)  From inception June 6, 2003 to December 31, 2003.
(5)  From inception March 1, 2002 to December 31, 2002.       (16)  From inception July 1, 2003 to December 31, 2003.
(6)  From inception March 14, 2002 to December 31, 2002.      (17)  From inception September 5, 2003 to December 31, 2003.
(7)  From inception March 19, 2002 to December 31, 2002.      (18)  From inception October 1, 2003 to December 31, 2003.
(8)  From inception March 22, 2002 to December 31, 2002.      (19)  From inception October 6, 2003 to December 31, 2003.
(9)  From inception March 27, 2002 to December 31, 2002.      (20)  From inception November 12, 2003 to December 31, 2003.
(10) From inception April 15, 2002 to December 31, 2002.      (21)  Annualized.
(11) From inception May 1, 2002 to December 31, 2002.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL     MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               64,476             12,438             14,182              16,670
Participant deposits                                               5,600                  -                  -                   -
Participant transfers                                             (6,677)             7,264             47,556              48,226
Participant withdrawals                                           (1,836)               (36)                (7)             (8,435)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     61,563             19,666             61,731              56,461
                                                        ===========================================================================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                             SERIES              SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               15,290             61,490             28,194              34,996
Participant deposits                                                 170                908              4,953             104,466
Participant transfers                                              8,291             23,126             17,143            (108,909)
Participant withdrawals                                             (147)            (3,831)           (17,331)                (47)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     23,604             81,693             32,959              30,506
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                             SERIES             SERIES              SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               45,536                  -            131,903               7,671
Participant deposits                                                   -                  -                  -               6,741
Participant transfers                                             23,943             81,476            (63,801)                566
Participant withdrawals                                           (1,971)              (143)            (1,076)               (291)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     67,508             81,333             67,026              14,687
                                                        ===========================================================================

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                              SERIES             SERIES            SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -                  -              2,671                   -
Participant deposits                                                   -             12,072              4,118               5,888
Participant transfers                                              6,761                  -                708                   -
Participant withdrawals                                                -                  -                  -                   -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      6,761             12,072              7,497               5,888
                                                        ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP         INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE            GROWTH STOCK
                                                              SERIES            SERIES              SERIES              SERIES
                                                        ----------------- ------------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                2,394              1,052                  -             150,366
Participant deposits                                               2,955             12,840                484              12,843
Participant transfers                                             21,921             21,400             16,576              64,662
Participant withdrawals                                             (642)              (396)               (39)             (6,212)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     26,628             34,896             17,021             221,659
                                                        ===========================================================================

                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN       NASDAQ-100
                                                              TRUST             VALUE              DOW 30             INDEX(R)
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                4,549             93,379              7,812              59,373
Participant deposits                                                   -             27,257                437               9,099
Participant transfers                                              1,500               (701)              (209)             (9,573)
Participant withdrawals                                           (2,349)            (1,897)              (443)                (53)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      3,700            118,038              7,597              58,846
                                                        ===========================================================================

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              101,801            376,304            174,960              28,879
Participant deposits                                               9,422             28,046              8,420               2,450
Participant transfers                                             31,988             12,183             32,786             (29,592)
Participant withdrawals                                          (23,803)           (12,250)           (15,100)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    119,408            404,283            201,066               1,737
                                                        ===========================================================================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              150,098            117,021            127,619             100,638
Participant deposits                                               7,671             11,110              8,841               6,266
Participant transfers                                            (18,528)           (19,921)            13,728             (70,398)
Participant withdrawals                                          (16,271)            (6,097)           (17,563)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    122,970            102,113            132,625              36,506
                                                        ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                          PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                              SERIES             FUND               FUND              PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             86,820             94,915              37,837
Participant deposits                                               1,865              6,046              9,787              11,669
Participant transfers                                              6,976            (35,876)           (40,618)              2,013
Participant withdrawals                                             (779)                 -                  -              (3,033)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      8,062             56,990             64,084              48,486
                                                        ===========================================================================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND                            VIP GROWTH
                                                            GOVERNMENT        FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                           SECURITIES II    PRIMARY SHARES       PORTFOLIO            PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              209,532             61,397             21,119              27,530
Participant deposits                                              11,079             83,955                  -                   -
Participant transfers                                            (47,753)           173,829             13,247               9,756
Participant withdrawals                                           (8,897)            (3,162)              (211)               (436)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    163,961            316,019             34,155              36,850
                                                        ===========================================================================

                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            PORTFOLIO             FUND               FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              135,714             76,369             19,236              34,400
Participant deposits                                              15,203              6,864                  -               5,348
Participant transfers                                              6,070              5,296             23,106              15,447
Participant withdrawals                                          (28,386)              (543)           (22,080)                (93)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    128,601             87,986             20,262              55,102
                                                        ===========================================================================

                                                                              SCUDDER VIT        SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY       EQUITY 500
                                                            TRUST JUNO           INDEX              INDEX            TECHNOLOGY
                                                               FUND              FUND               FUND             PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             44,473             20,292               2,911
Participant deposits                                              19,631              7,710                  -                   -
Participant transfers                                             71,085              4,152             18,278                   -
Participant withdrawals                                                -               (743)            (2,759)                 (8)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     90,716             55,592             35,811               2,903
                                                        ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -            116,567             33,936             188,360
Participant deposits                                             349,603            338,008              1,339              15,336
Participant transfers                                             95,500             83,411            (16,079)             (5,913)
Participant withdrawals                                                -             (8,969)                 -              (8,605)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    445,103            529,017             19,196             189,178
                                                        ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                           SUBACCOUNT
                                                       --------------------------------------------------------------------------

                                                           PHOENIX-
                                                           ABERDEEN         PHOENIX-      PHOENIX-AIM MID-     PHOENIX-ALLIANCE/
                                                        INTERNATIONAL    ABERDEEN NEW       CAP EQUITY         BERNSTEIN GROWTH
                                                            SERIES        ASIA SERIES          SERIES            + VALUE SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           64,289            1,673                4,437               12,659
Participant transfers                                           1,213                -                8,013                4,327
Participant withdrawals                                        (1,026)               -                  (12)                (316)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               64,476            1,673               12,438               16,670
                                                       ==========================================================================

                                                                           PHOENIX-
                                                           PHOENIX-       DEUTSCHE         PHOENIX-DUFF &            PHOENIX-
                                                           DEUTSCHE        NASDAQ-          PHELPS REAL              ENGEMANN
                                                            DOW 30       100 INDEX(R)    ESTATE SECURITIES        CAPITAL GROWTH
                                                            SERIES         SERIES              SERIES                 SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                            7,721            4,768               28,646               69,418
Participant transfers                                               -           54,605              (12,357)              (5,530)
Participant withdrawals                                            91                -                 (999)              (2,398)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                                7,812           59,373               15,290               61,490
                                                       ==========================================================================


                                                           PHOENIX-                           PHOENIX-             PHOENIX-
                                                        ENGEMANN SMALL     PHOENIX-        GOODWIN MULTI-          HOLLISTER
                                                          & MID-CAP      GOODWIN MONEY      SECTOR FIXED          VALUE EQUITY
                                                        GROWTH SERIES    MARKET SERIES      INCOME SERIES           SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           42,102          146,759               38,590              165,133
Participant transfers                                         (11,166)        (111,711)               6,962               11,374
Participant withdrawals                                        (2,742)             (52)                 (16)              (1,547)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               28,194           34,996               45,536              174,960
                                                       ==========================================================================


                                                         PHOENIX-J.P.
                                                            MORGAN
                                                           RESEARCH      PHOENIX-JANUS                           PHOENIX-KAYNE
                                                       ENHANCED INDEX   FLEXIBLE INCOME    PHOENIX-JANUS         LARGE-CAP CORE
                                                            SERIES           SERIES        GROWTH SERIES              SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                            9,442           34,572              134,481                3,797
Participant transfers                                           4,729           97,939               17,732                3,899
Participant withdrawals                                            11             (608)              (1,847)                 (25)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               14,182          131,903              150,366                7,671
                                                       ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                           SUBACCOUNT
                                                       --------------------------------------------------------------------------


                                                                         PHOENIX-LORD
                                                       PHOENIX-LAZARD    ABBETT BOND-       PHOENIX-LORD          PHOENIX-MFS
                                                       SMALL-CAP VALUE     DEBENTURE      ABBETT LARGE-CAP     INVESTORS GROWTH
                                                           SERIES           SERIES          VALUE SERIES          STOCK SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                            2,280            1,749                    -               18,408
Participant transfers                                             391              645                1,052                6,436
Participant withdrawals                                             -                -                    -                  (65)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                                2,671            2,394                1,052               24,779
                                                       ==========================================================================



                                                                                               PHOENIX-             PHOENIX-
                                                         PHOENIX-MFS                       OAKHURST GROWTH          OAKHURST
                                                       INVESTORS TRUST   PHOENIX-MFS         AND INCOME            STRATEGIC
                                                            SERIES       VALUE SERIES          SERIES          ALLOCATION SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                            3,700           74,901               63,790              210,031
Participant transfers                                             849           17,715               38,944              169,353
Participant withdrawals                                             -              763                 (933)              (3,080)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                                4,549           93,379              101,801              376,304
                                                       ==========================================================================


                                                          PHOENIX-         PHOENIX-
                                                           SANFORD         SANFORD
                                                         BERNSTEIN         BERNSTEIN       PHOENIX-SANFORD      PHOENIX-SENECA
                                                           GLOBAL           MID-CAP        BERNSTEIN SMALL-     MID-CAP GROWTH
                                                        VALUE SERIES      VALUE SERIES    CAP VALUE SERIES          SERIES
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                                -           95,266               75,999              132,140
Participant transfers                                          28,879           55,053               40,498               (4,212)
Participant withdrawals                                             -             (221)                 524                 (309)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               28,879          150,098              117,021              127,619
                                                       ==========================================================================


                                                           PHOENIX-
                                                            SENECA
                                                          STRATEGIC      PHOENIX-VAN      AIM V.I. CAPITAL
                                                            THEME        KAMPEN FOCUS       APPRECIATION        AIM V.I. PREMIER
                                                            SERIES       EQUITY SERIES           FUND            EQUITY FUND
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           72,548                -               42,592               49,875
Participant transfers                                          31,237           15,487               47,256               45,096
Participant withdrawals                                        (3,147)               -               (3,028)                 (56)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                              100,638           15,487               86,820               94,915
                                                       ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)



                                                                                           SUBACCOUNT
                                                       --------------------------------------------------------------------------

                                                        ALGER AMERICAN  FEDERATED FUND
                                                          LEVERAGED         FOR U.S.       FEDERATED HIGH
                                                            ALLCAP         GOVERNMENT       INCOME BOND         VIP CONTRAFUND(R)
                                                           PORTFOLIO     SECURITIES II         FUND II               PORTFOLIO
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           18,077           79,400               30,018               16,920
Participant transfers                                          20,296          130,455               31,151                4,500
Participant withdrawals                                          (536)            (323)                 228                 (301)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               37,837          209,532               61,397               21,119
                                                       ==========================================================================


                                                          VIP GROWTH                                              TEMPLETON
                                                        OPPORTUNITIES     VIP GROWTH        MUTUAL SHARES           FOREIGN
                                                          PORTFOLIO        PORTFOLIO       SECURITIES FUND      SECURITIES FUND
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           27,057          110,332               40,086               10,821
Participant transfers                                             956           25,941               37,287               8,683
Participant withdrawals                                          (483)            (559)              (1,004)                (268)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               27,530          135,714               76,369               19,236
                                                       ==========================================================================


                                                                          SCUDDER VIT
                                                          TEMPLETON         EAFE(R)
                                                            GROWTH          EQUITY          SCUDDER VIT
                                                          SECURITIES         INDEX           EQUITY 500           TECHNOLOGY
                                                             FUND            FUND            INDEX FUND            PORTFOLIO
                                                       ---------------  ---------------  -------------------  -------------------
Units outstanding, beginning of period                              -                -                    -                    -
Participant deposits                                           15,035           18,627               19,087               56,409
Participant transfers                                          19,465           25,932                1,317              (53,490)
Participant withdrawals                                          (100)             (86)                (112)                  (8)
                                                       --------------------------------------------------------------------------
Units outstanding, end of period                               34,400           44,473               20,292                2,911
                                                       ==========================================================================


                                                            WANGER                           WANGER U.S.
                                                         INTERNATIONAL                         SMALLER
                                                           SMALL CAP      WANGER TWENTY      COMPANIES
                                                       ---------------  ---------------  -------------------
Units outstanding, beginning of period                              -                -                    -
Participant deposits                                          129,597            1,436              170,421
Participant transfers                                         (10,209)          32,500               19,953
Participant withdrawals                                        (2,821)               -               (2,014)
                                                       -----------------------------------------------------
Units outstanding, end of period                             116,567            33,936              188,360
                                                       =====================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.825% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $1,135 and $0 during the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $3,998 and $77 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of the PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of the PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPER [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCooper LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     PHOENIX
                                    INVESTOR'S
                                     EDGE(R)






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003






                                                            DEATH BENEFIT
                                                               OPTION 3

                                                              WITHOUT THE
                                                        ACCUMULATION ENHANCEMENT
--------------------------------------------------------------------------------
VA0445AR4 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003



                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            PHOENIX-AIM        BERNSTEIN          BERNSTEIN          PHELPS REAL
                                                           MID-CAP EQUITY    ENHANCED INDEX     GROWTH + VALUE     ESTATE SECURITIES
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $        2,108            $ 2,847    $         6,167     $        12,987
                                                         ================  =================  =================   =================
     Investment at market                                 $        2,715    $         3,142    $         7,985     $        14,075
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                              2,715              3,142              7,985              14,075
LIABILITIES
     Accrued expenses                                                  5                  5                 13                  14
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $        2,710    $         3,137    $         7,972     $        14,061
                                                         ================  =================  =================   =================
Accumulation units outstanding                                     1,181              1,665              4,292               4,608
                                                         ================  =================  =================   =================
Unit value                                                $     2.295433    $      1.884434    $      1.857036     $      3.051612
                                                         ================  =================  =================   =================

                                                                                PHOENIX-           PHOENIX-            PHOENIX-
                                                              PHOENIX-       ENGEMANN SMALL     GOODWIN MULTI-      GOODWIN MULTI-
                                                              ENGEMANN         & MID-CAP         SECTOR FIXED        SECTOR SHORT
                                                           CAPITAL GROWTH       GROWTH              INCOME            TERM BOND
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $        4,045    $        21,225    $        44,681     $         8,609
                                                         ================  =================  =================   =================
     Investment at market                                 $        5,037    $        22,621    $        44,519     $         8,515
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                              5,037             22,621             44,519               8,515
LIABILITIES
     Accrued expenses                                                  8                 13                (11)                  6
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $        5,029    $        22,608    $        44,530     $         8,509
                                                         ================  =================  =================   =================
Accumulation units outstanding                                     2,720             10,684             18,388               8,355
                                                         ================  =================  =================   =================
Unit value                                                $     1.849115    $      2.116019    $      2.421739     $      1.018513
                                                         ================  =================  =================   =================

                                                                             PHOENIX-KAYNE                           PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                         RISING DIVIDENDS    QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $        4,355    $         4,259    $         2,041     $        28,163
                                                         ================  =================  =================   =================
     Investment at market                                 $        5,072    $         5,229    $         2,787     $        28,887
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                              5,072              5,229              2,787              28,887
LIABILITIES
     Accrued expenses                                                  8                  8                  5                  31
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $        5,064    $         5,221    $         2,782     $        28,856
                                                         ================  =================  =================   =================
Accumulation units outstanding                                     2,260              2,205              1,050              11,822
                                                         ================  =================  =================   =================
Unit value                                                $     2.240960    $      2.367714    $      2.650585     $      2.441024
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP     PHOENIX-MFS         PHOENIX-MFS         NASDAQ-100
                                                              VALUE         INVESTOR TRUST          VALUE             INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $       15,056    $        19,575    $        11,100     $        24,491
                                                         ================  =================  =================   =================
     Investment at market                                 $       18,121    $        19,767    $        14,230     $        27,549
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                             18,121             19,767             14,230              27,549
LIABILITIES
     Accrued expenses                                                 29                 11                 24                  21
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $       18,092    $        19,756    $        14,206     $        27,528
                                                         ================  =================  =================   =================
Accumulation units outstanding                                     7,456             10,420              6,687              15,292
                                                         ================  =================  =================   =================
Unit value                                                $     2.426687    $      1.896239    $      2.124068     $      1.800147
                                                         ================  =================  =================   =================

                                                                               PHOENIX-
                                                             PHOENIX           OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC      BERNSTEIN GLOBAL      BERNSTEIN MID-
                                                            AND INCOME        ALLOCATION           VALUE             CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                    $      17,060    $        77,985    $        52,379     $        85,104
                                                         ================  =================  =================   =================
     Investment at market                                  $      17,384    $        89,755    $        69,623     $       110,763
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                             17,384             89,755             69,623             110,763
LIABILITIES
     Accrued expenses                                                 11                130                113                 156
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                 $      17,373    $        89,625    $        69,510     $       110,607
                                                         ================  =================  =================   =================
Accumulation units outstanding                                     8,981             43,366             31,176              41,866
                                                         ================  =================  =================   =================
Unit value                                                $     1.934463    $      2.066701    $      2.229576     $      2.641897
                                                         ================  =================  =================   =================

                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA      AIM V.I. CAPITAL
                                                            CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $       62,647    $        25,490    $        51,293     $        48,645
                                                         ================  =================  =================   =================
     Investment at market                                 $       92,955    $        27,373    $        71,891     $        65,641
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                             92,955             27,373             71,891              65,641
LIABILITIES
     Accrued expenses                                                149                 21                118                 107
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $       92,806    $        27,352    $        71,773     $        65,534
                                                         ================  =================  =================   =================
Accumulation units outstanding                                    34,393             15,982             40,609              33,811
                                                         ================  =================  =================   =================
Unit value                                                $     2.698447    $      1.711418    $      1.767418     $      1.938237
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)



                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II
                                                              EQUITY         SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $       65,449    $         9,531    $        35,438     $         2,916
                                                         ================  =================  =================   =================
     Investment at market                                 $       84,835    $         9,413    $        39,642     $         3,286
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                             84,835              9,413             39,642               3,286
LIABILITIES
     Accrued expenses                                                138                 16                 65                   5
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $       84,697    $         9,397    $        39,577     $         3,281
                                                         ================  =================  =================   =================
Accumulation units outstanding                                    49,518              4,410             16,665               1,428
                                                         ================  =================  =================   =================
Unit value                                                $     1.710429    $      2.130853    $      2.374794     $      2.297389
                                                         ================  =================  =================   =================

                                                                              TEMPLETON
                                                           MUTUAL SHARES        GROWTH         RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         TRUST JUNO           TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                   $       24,263    $         4,581    $        19,494     $        19,494
                                                         ================  =================  =================   =================
     Investment at market                                 $       25,787    $         6,134    $        19,749     $        19,965
                                                         ----------------  -----------------  -----------------   -----------------
         Total assets                                             25,787              6,134             19,749              19,965
LIABILITIES
     Accrued expenses                                                 19                 10                  9                   9
                                                         ----------------  -----------------  -----------------   -----------------
NET ASSETS                                                $       25,768    $         6,124    $        19,740     $        19,956
                                                         ================  =================  =================   =================
Accumulation units outstanding                                    11,773              2,900             18,838              16,480
                                                         ================  =================  =================   =================
Unit value                                                $     2.188892    $      2.112435    $      1.047912     $      1.210936
                                                         ================  =================  =================   =================

                                                                                                 WANGER U.S.
                                                                                                  SMALLER
                                                            TECHNOLOGY       WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         ----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       19,494    $        70,900    $        25,844
                                                         ================  =================  =================
     Investment at market                                 $       19,931    $        94,641    $        29,067
                                                         ----------------  -----------------  -----------------
         Total assets                                             19,931             94,641             29,067
LIABILITIES
     Accrued expenses                                                  9                155                 24
                                                         ----------------  -----------------  -----------------
NET ASSETS                                                $       19,922    $        94,486    $        29,043
                                                         ================  =================  =================
Accumulation units outstanding                                    13,646             38,600             11,895
                                                         ================  =================  =================
Unit value                                                $     1.459896    $      2.447816    $      2.441535
                                                         ================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            PHOENIX-AIM        BERNSTEIN          BERNSTEIN          PHELPS REAL
                                                           MID-CAP EQUITY    ENHANCED INDEX     GROWTH + VALUE     ESTATE SECURITIES
                                                             SUBACCOUNT      SUBACCOUNT(2)       SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $            -    $            17    $            29     $           220
Expenses
     Mortality and expense fees                                       41                 21                119                  88
     Indexing (gain) loss                                              1                  1                  4                   3
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (42)                (5)               (94)                129
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                  1                 16                   6
Net realized gain distribution from Fund                               -                  -                  -                 368
Net change in unrealized appreciation (depreciation)
     on investment                                                   607                295              1,818               1,072
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        609                296              1,834               1,446
Net increase (decrease) in net assets resulting from
     operations                                           $          567    $           291    $         1,740     $         1,575
                                                         ================  =================  =================   =================

                                                                                PHOENIX-           PHOENIX-            PHOENIX-
                                                              PHOENIX-       ENGEMANN SMALL     GOODWIN MULTI-      GOODWIN MULTI-
                                                              ENGEMANN         & MID-CAP         SECTOR FIXED        SECTOR SHORT
                                                           CAPITAL GROWTH       GROWTH             INCOME              TERM BOND
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $            4    $             -    $           215     $           110
Expenses
     Mortality and expense fees                                       79                 52                 28                   6
     Indexing (gain) loss                                              2                  2            (27,506)                  -
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (77)               (54)            27,693                 104
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       7                167                  -                   -
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,053              1,347               (162)                (94)
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,060              1,514               (162)                (94)
Net increase (decrease) in net assets resulting from
     operations                                           $          983    $         1,460    $        27,531     $            10
                                                         ================  =================  =================   =================

                                                                             PHOENIX-KAYNE                           PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                         RISING DIVIDENDS    QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $           26    $            38    $             2     $           762
Expenses
     Mortality and expense fees                                       78                 81                 42                 189
     Indexing (gain) loss                                              2                  3                  2                   4
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (54)               (46)               (42)                569
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       3                 39                 39                   2
Net realized gain distribution from Fund                              32                  6                 25                 237
Net change in unrealized appreciation (depreciation)
     on investment                                                   769                967                771                 691
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        804              1,012                835                 930
Net increase (decrease) in net assets resulting from
     operations                                           $          750    $           966    $           793     $         1,499
                                                         ================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP     PHOENIX-MFS         PHOENIX-MFS         NASDAQ-100
                                                              VALUE         INVESTOR TRUST          VALUE             INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $           76    $            81    $           182                   -
Expenses
     Mortality and expense fees                                      209                  9                255                 116
     Indexing (gain) loss                                              7                  2                  7                   5
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (140)                70                (80)               (121)
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                  -                 81                  23
Net realized gain distribution from Fund                              93                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,032                192              3,130               3,058
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,127                192              3,211               3,081
Net increase (decrease) in net assets resulting from
     operations                                           $        2,987    $           262    $         3,131     $         2,960
                                                         ================  =================  =================   =================

                                                                               PHOENIX-
                                                             PHOENIX           OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC      BERNSTEIN GLOBAL      BERNSTEIN MID-
                                                            AND INCOME        ALLOCATION           VALUE             CAP VALUE
                                                           SUBACCOUNT(3)      SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $           63    $         1,889    $           877     $           172
Expenses
     Mortality and expense fees                                       11              1,148              1,026               1,300
     Indexing (gain) loss                                              -                 30                 38                  62
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          52                711               (187)             (1,190)
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -                580                862               1,422
Net realized gain distribution from Fund                               -                  -                  -               3,335
Net change in unrealized appreciation (depreciation)
     on investment                                                   324             11,773             17,244              25,829
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        324             12,353             18,106              30,586
Net increase (decrease) in net assets resulting from
     operations                                           $          376    $        13,064    $        17,919     $        29,396
                                                         ================  =================  =================   =================

                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA      AIM V.I. CAPITAL
                                                            CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $            -      $           -      $           -       $           -
Expenses
     Mortality and expense fees                                    1,288                129              1,082                 991
     Indexing (gain) loss                                             67                  4                 42                  37
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,355)              (133)            (1,124)             (1,028)
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,340                 33              1,151                 863
Net realized gain distribution from Fund                           1,548                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                30,340              2,059             20,598              16,996
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     33,228              2,092             21,749              17,859
Net increase (decrease) in net assets resulting from
     operations                                           $       31,873    $         1,959    $        20,625     $        16,831
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II --
                                                              EQUITY         SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(2)
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $          234    $           381    $         2,295     $             -
Expenses
     Mortality and expense fees                                    1,282                164                590                  22
     Indexing (gain) loss                                             45                  2                 13                   1
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,093)               215              1,692                 (23)
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     725                (31)                49                   1
Net realized gain distribution from Fund                               -                 49                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                19,386               (137)             4,054                 370
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     20,111               (119)             4,103                 371
Net increase (decrease) in net assets resulting from
     operations                                           $       19,018    $            96    $         5,795     $           348
                                                         ================  =================  =================   =================

                                                                              TEMPLETON
                                                           MUTUAL SHARES        GROWTH         RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         TRUST JUNO           TRUST NOVA
                                                           SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(4)       SUBACCOUNT(4)
                                                         ----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                        $           55    $            81    $             -       $           -
Expenses
     Mortality and expense fees                                       98                 86                  9                   9
     Indexing (gain) loss                                              3                  3                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (46)                (8)                (9)                 (9)
                                                         ----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       3                  4                  -                   -
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,524              1,553                255                 471
                                                         ----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,527              1,557                255                 471
Net increase (decrease) in net assets resulting from
     operations                                           $        1,481    $         1,549    $           246     $           462
                                                         ================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 WANGER U.S.
                                                                                                  SMALLER
                                                            TECHNOLOGY       WANGER TWENTY       COMPANIES
                                                           SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT
                                                         ----------------  -----------------  -----------------
Investment income
     Distributions                                        $            -      $           -      $           -
Expenses
     Mortality and expense fees                                        9              1,457                145
     Indexing (gain) loss                                              1                 50                  7
                                                         ----------------  -----------------  -----------------
Net investment income (loss)                                         (10)            (1,507)              (152)
                                                         ----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -              1,230                318
Net realized gain distribution from Fund                               -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   437             23,747              3,223
                                                         ----------------  -----------------  -----------------
Net gain (loss) on investment                                        437             24,977              3,541
Net increase (decrease) in net assets resulting from
     operations                                           $          427    $        23,470    $         3,389
                                                         ================  =================  =================













Footnotes for Statements of Operations
For the period ended December 31, 2003

(1)From inception February 5, 2003 to December 31, 2003.
(2)From inception July 1, 2003 to December 31, 2003.
(3)From inception December 18, 2003 to December 31, 2003.
(4)From inception December 22, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            PHOENIX-AIM        BERNSTEIN          BERNSTEIN          PHELPS REAL
                                                           MID-CAP EQUITY    ENHANCED INDEX     GROWTH + VALUE     ESTATE SECURITIES
                                                             SUBACCOUNT      SUBACCOUNT(2)       SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (42)   $            (5)   $           (94)    $           129
     Net realized gain (loss)                                          2                  1                 16                 374
     Net change in unrealized appreciation (depreciation)
         on investments                                              607                295              1,818               1,072
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               567                291              1,740               1,575
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                         1,108              2,852              6,823              10,388
     Participant withdrawals                                         (12)                (6)              (591)                 (4)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,096              2,846              6,232              10,384
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,663              3,137              7,972              11,959

NET ASSETS
     Beginning of period                                           1,047                  -                  -               2,102
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        2,710    $         3,137    $         7,972     $        14,061
                                                         ================  =================  =================   =================

                                                                                PHOENIX-           PHOENIX-            PHOENIX-
                                                              PHOENIX-       ENGEMANN SMALL     GOODWIN MULTI-      GOODWIN MULTI-
                                                              ENGEMANN         & MID-CAP         SECTOR FIXED        SECTOR SHORT
                                                           CAPITAL GROWTH       GROWTH             INCOME              TERM BOND
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (77)   $           (54)   $        27,693     $           104
     Net realized gain (loss)                                          7                167                -                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,053              1,347               (162)                (94)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               983              1,460             27,531                  10
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,495                  -                   -
     Participant transfers                                         2,049                568             16,999               8,499
     Participant withdrawals                                          (3)               (12)                 -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,046             20,051             16,999               8,499
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,029             21,511             44,530               8,509

NET ASSETS
     Beginning of period                                           2,000              1,097                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        5,029    $        22,608    $        44,530     $         8,509
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            PHOENIX-KAYNE                           PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                         RISING DIVIDENDS    QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (54)   $           (46)   $           (42)    $           569
     Net realized gain (loss)                                         35                 45                 64                 239
     Net change in unrealized appreciation (depreciation)
         on investments                                              769                967                771                 691
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               750                966                793               1,499
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                         2,305              2,171                977              23,735
     Participant withdrawals                                          (3)                (3)               (12)                (12)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,302              2,168                965              23,723
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,052              3,134              1,758              25,222

NET ASSETS
     Beginning of period                                           2,012              2,087              1,024               3,634
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        5,064    $         5,221    $         2,782     $        28,856
                                                         ================  =================  =================   =================

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP     PHOENIX-MFS         PHOENIX-MFS         NASDAQ-100
                                                              VALUE         INVESTOR TRUST          VALUE             INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (140)   $            70    $           (80)    $          (121)
     Net realized gain (loss)                                         95                  -                 81                  23
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,032                192              3,130               3,058
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,987                262              3,131               2,960
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,494                  -              19,493
     Participant transfers                                        11,981                  -             10,589               5,117
     Participant withdrawals                                         (27)                 -                486                 (42)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            11,954             19,494             11,075              24,568
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        14,941             19,756             14,206              27,528

NET ASSETS
     Beginning of period                                           3,151                  -                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       18,092    $        19,756    $        14,206     $        27,528
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX           OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC      BERNSTEIN GLOBAL      BERNSTEIN MID-
                                                            AND INCOME        ALLOCATION           VALUE             CAP VALUE
                                                           SUBACCOUNT(3)      SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           52    $           711    $          (187)    $        (1,190)
     Net realized gain (loss)                                          -                580                862               4,757
     Net change in unrealized appreciation (depreciation)
         on investments                                              324             11,773             17,244              25,829
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               376             13,064             17,919              29,396
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -              19,495
     Participant transfers                                        16,997             85,419             61,987              71,349
     Participant withdrawals                                           -             (9,910)           (10,396)            (12,812)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            16,997             75,509             51,591              78,032
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        17,373             88,573             69,510             107,428

NET ASSETS
     Beginning of period                                               -              1,052                  -               3,179
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       17,373    $        89,625    $        69,510     $       110,607
                                                         ================  =================  =================   =================

                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA      AIM V.I. CAPITAL
                                                            CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (1,355)   $          (133)   $        (1,124)    $        (1,028)
     Net realized gain (loss)                                      2,888                 33              1,151                 863
     Net change in unrealized appreciation (depreciation)
         on investments                                           30,340              2,059             20,598              16,996
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,873              1,959             20,625              16,831
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,495                  -                   -
     Participant transfers                                        74,668              2,980             67,154              61,988
     Participant withdrawals                                     (14,802)               (15)           (16,006)            (13,285)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            59,866             22,460             51,148              48,703
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        91,739             24,419             71,773              65,534

NET ASSETS
     Beginning of period                                           1,067              2,933                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       92,806    $        27,352    $        71,773     $        65,534
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II --
                                                              EQUITY         SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(2)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (1,093)   $           215    $         1,692     $           (23)
     Net realized gain (loss)                                        725                 18                 49                   1
     Net change in unrealized appreciation (depreciation)
         on investments                                           19,386               (137)             4,054                 370
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            19,018                 96              5,795                 348
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                127                486                   -
     Participant transfers                                        80,951              7,725             28,608               2,939
     Participant withdrawals                                     (15,272)                 -                  -                  (6)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            65,679              7,852             29,094               2,933
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        84,697              7,948             34,889               3,281

NET ASSETS
     Beginning of period                                               -              1,449              4,688                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       84,697    $         9,397    $        39,577     $         3,281
                                                         ================  =================  =================   =================

                                                                              TEMPLETON
                                                           MUTUAL SHARES        GROWTH         RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         TRUST JUNO           TRUST NOVA
                                                           SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(4)       SUBACCOUNT(4)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (46)   $            (8)   $            (9)    $            (9)
     Net realized gain (loss)                                          3                  4                  -                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,524              1,553                255                 471
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,481              1,549                246                 462
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,493                  -             19,494              19,494
     Participant transfers                                         5,117              5,116                  -                   -
     Participant withdrawals                                        (323)              (541)                 -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            24,287              4,575             19,494              19,494
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        25,768              6,124             19,740              19,956

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       25,768    $         6,124    $        19,740     $        19,956
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 WANGER U.S.
                                                                                                  SMALLER
                                                            TECHNOLOGY       WANGER TWENTY       COMPANIES
                                                           SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT
                                                         ----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (10)   $        (1,507)   $          (152)
     Net realized gain (loss)                                          -              1,230                318
     Net change in unrealized appreciation (depreciation)
         on investments                                              437             23,747              3,223
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               427             23,470              3,389
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,495                  -             19,496
     Participant transfers                                             -             77,238              6,607
     Participant withdrawals                                           -             (9,325)              (449)
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            19,495             67,913             25,654
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        19,922             91,383             29,043

NET ASSETS
     Beginning of period                                               -              3,103                  -
                                                         ----------------  -----------------  -----------------
     End of period                                        $       19,922    $        94,486    $        29,043
                                                         ================  =================  =================















Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)From inception February 5, 2003 to December 31, 2003.
(2)From inception July 1, 2003 to December 31, 2003.
(3)From inception December 18, 2003 to December 31, 2003.
(4)From inception December 22, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002




                                                                                                                       PHOENIX-
                                                                             PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL
                                                            PHOENIX-AIM       PHELPS REAL          ENGEMANN          & MID-CAP
                                                           MID-CAP EQUITY   ESTATE SECURITIES   CAPITAL GROWTH         GROWTH
                                                            SUBACCOUNT(2)     SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                           $           (3)   $             9    $            (6)    $             (4)
   Net realized gain (loss)                                            -                 12                  -                    -
   Net unrealized appreciation (depreciation)                          -                 16                (61)                  49
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) resulting from operations                  (3)                37                (67)                  45
                                                         ----------------  -----------------  -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -                  -                    -
   Participant transfers                                           1,052              2,065              2,067                1,052
   Participant withdrawals                                            (2)                 -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets
       resulting from participant transactions                     1,050              2,065              2,067                1,052
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets                           1,047              2,102              2,000                1,097

NET ASSETS
   Beginning of period                                                 -                  -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   End of period                                          $        1,047    $         2,102    $         2,000     $          1,097
                                                         ================  =================  =================   ==================

                                                                             PHOENIX-KAYNE                           PHOENIX-LORD
                                                          PHOENIX-KAYNE         SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                          LARGE-CAP CORE      QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                           SUBACCOUNT(2)       SUBACCOUNT(2)     SUBACCOUNT(2)         SUBACCOUNT(2)
                                                         ----------------  -----------------  -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                           $           (3)   $             8    $            (2)    $             52
   Net realized gain (loss)                                            -                  9                  -                    6
   Net unrealized appreciation (depreciation)                        (52)                 3                (25)                  33
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) resulting from operations                 (55)                20                (27)                  91
                                                         ----------------  -----------------  -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -                  -                    -
   Participant transfers                                           2,067              2,067              1,051                3,543
   Participant withdrawals                                             -                  -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets resulting
       from participant transactions                               2,067              2,067              1,051                3,543
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets                           2,012              2,087              1,024                3,634

NET ASSETS
   Beginning of period                                                 -                  -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   End of period                                          $        2,012    $         2,087    $         1,024     $          3,634
                                                         ================  =================  =================   ==================


                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)




                                                                              PHOENIX-
                                                           PHOENIX-LORD       OAKHURST        PHOENIX-SANFORD      PHOENIX-SANFORD
                                                          ABBETT MID-CAP      STRATEGIC        BERNSTEIN MID-      BERNSTEIN SMALL-
                                                              VALUE          ALLOCATION         CAP VALUE              CAP VALUE
                                                           SUBACCOUNT(2)     SUBACCOUNT(1)      SUBACCOUNT(1)       SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                           $           (1)   $          (142)   $           (43)    $            (51)
   Net realized gain (loss)                                            -              2,654              1,549                1,360
   Net unrealized appreciation (depreciation)                         33                 (3)              (170)                 (32)
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) resulting from operations                  32              2,509              1,336                 1,277
                                                         ----------------  -----------------  -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -                  -                    -
   Participant transfers                                           3,119              1,052              1,843                1,052
   Participant withdrawals                                             -             (2,509)                 -               (1,262)
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets resulting
        from participant transactions                              3,119             (1,457)             1,843                 (210)
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets                           3,151              1,052              3,179                1,067

NET ASSETS
        Beginning of period                                            -                  -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
        End of period                                     $        3,151    $         1,052    $         3,179     $          1,067
                                                         ================  =================  =================   ==================

                                                                            FEDERATED FUND
                                                                               FOR U.S.        FEDERATED HIGH
                                                          PHOENIX-SENECA      GOVERNMENT        INCOME BOND
                                                          MID-CAP GROWTH     SECURITIES II        FUND II           Wanger Twenty
                                                           SUBACCOUNT(1)     SUBACCOUNT(3)      SUBACCOUNT(2)       Subaccount(2)
                                                         ----------------  -----------------  -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                           $          (32)   $            (2)   $           (14)                 (10)
   Net realized gain (loss)                                          601                  -                  -                    -
   Net unrealized appreciation (depreciation)                       (176)                19                150                   (6)
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) resulting from operations                 393                 17                136                  (16)
                                                         ----------------  -----------------  -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -                  -                    -
   Participant transfers                                           2,540              1,433              4,552                3,119
   Participant withdrawals                                             -                 (1)                 -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets resulting
        from participant transactions                              2,540              1,432              4,552                3,119
                                                         ----------------  -----------------  -----------------   ------------------
   Net increase (decrease) in net assets                           2,933              1,449              4,688                3,103

NET ASSETS
   Beginning of period                                                 -                  -                  -                    -
                                                         ----------------  -----------------  -----------------   ------------------
   End of period                                          $        2,933    $         1,449    $         4,688     $          3,103
                                                         ================  =================  =================   ==================



Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002


(1)  From inception July 25, 2002 to December 31, 2002.
(2)  From inception October 1, 2002 to December 31, 2002.
(3)  From inception November 1, 2002 to December 31, 2002.


                       See Notes to Financial Statements

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily in small-
                                                        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
------------------------------------------------------- ----------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
------------------------------------------------------- ----------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price
Rydex Variable Trust Juno Fund                          movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                   Index which emphasizes stocks of companies in major markets in Europe,
                                                        Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                        Index which emphasizes stocks of large U.S. companies
------------------------------------------------------- ----------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

  B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

  C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

  D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

  E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

  F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-AIM Mid-Cap Equity Series                                 $            1,109                     $             52
      Phoenix-Alliance/Bernstein Enhanced Index Series                               2,864                                   18
      Phoenix-Alliance/Bernstein Growth + Value Series                               6,268                                  117
      Phoenix-Duff & Phelps Real Estate Securities Series                           11,117                                  226
      Phoenix-Engemann Capital Growth Series                                         2,089                                  115
      Phoenix-Engemann Small & Mid-Cap Growth Series                                20,529                                  521
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              44,681                                    -
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                            8,609                                    -
      Phoenix-Kayne Rising Dividends Series                                          2,364                                   79
      Phoenix-Kayne Small-Cap Quality Value Series                                   2,365                                  232
      Phoenix-Lazard Small-Cap Value Series                                          1,122                                  171
      Phoenix-Lord Abbett Bond-Debenture Series                                     24,909                                  355
      Phoenix-Lord Abbett Mid-Cap Value Series                                      12,183                                  252
      Phoenix-MFS Investors Trust Series                                            19,575                                    -
      Phoenix-MFS Value Series                                                      11,672                                  653
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   24,574                                  106
      Phoenix-Oakhurst Growth and Income Series                                     17,060                                    -
      Phoenix-Oakhurst Strategic Allocation Series                                  83,434                                7,085
      Phoenix-Sanford Bernstein Global Value Series                                 58,115                                6,598
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                89,061                                8,732
      Phoenix-Sanford Bernstein Small-Cap Value Series                              69,060                                8,853
      Phoenix-Seneca Mid-Cap Growth Series                                          22,563                                  219
      Phoenix-Seneca Strategic Theme Series                                         56,983                                6,841

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           54,042                     $          6,260
      AIM V.I. Premier Equity Fund                                                  71,265                                6,541

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              13,610                                5,480
      Federated High Income Bond Fund II -- Primary Shares                          33,307                                2,464

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                    2,935                                   20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 24,347                                   87
      Templeton Growth Securities Fund                                               4,661                                   84

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                19,494                                    -
      Rydex Variable Trust Nova Fund                                                19,494                                    -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          19,495                                    1

WANGER ADVISORS TRUST
---------------------
      Wanger Twenty                                                                 75,560                                9,004
      Wanger U.S. Smaller Companies                                                 27,037                                1,511

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-AIM MID-CAP EQUITY SERIES(2)
     Accumulation units outstanding                                                                     1,181              574
     Unit value                                                                                     $2.295433        $1.824337
     Net assets (thousands)                                                                                $3               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.88%)          (1.72%)(8)
     Total return                                                                                      25.82%            3.24%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                                     1,665                -
     Unit value                                                                                     $1.884434                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (0.45%)(8)            -
     Total return                                                                                      12.48%                -


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(4)
     Accumulation units outstanding                                                                     4,292                -
     Unit value                                                                                     $1.857036                -
     Net assets (thousands)                                                                                $8                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.46%)(8)            -
     Total return                                                                                      27.92%                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                                     4,608              935
     Unit value                                                                                     $3.051612        $2.248578
     Net assets (thousands)                                                                               $14               $2
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                        2.72%            2.65% (8)
     Total return                                                                                      35.71%            1.18%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                                     2,720            1,343
     Unit value                                                                                     $1.849115        $1.489411
     Net assets (thousands)                                                                                $5               $2
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.81%)          (1.74%)(8)
     Total return                                                                                      24.15%            2.09%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                    10,684              745
     Unit value                                                                                     $2.116019        $1.472358
     Net assets (thousands)                                                                               $23               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.92%)          (1.32%)(8)
     Total return                                                                                      43.72%           16.20%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                                    18,388                -
     Unit value                                                                                     $2.421739                -
     Net assets (thousands)                                                                               $45                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                     1835.32% (8)            -
     Total return                                                                                       0.25%                -


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(6)
     Accumulation units outstanding                                                                     8,355                -
     Unit value                                                                                     $1.018513                -
     Net assets (thousands)                                                                                $9                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       34.34% (8)            -
     Total return                                                                                       0.12%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(2)
     Accumulation units outstanding                                                                     2,260            1,050
     Unit value                                                                                     $2.240960        $1.917077
     Net assets (thousands)                                                                                $5               $2
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.27%)          (0.87%)(8)
     Total return                                                                                      16.89%            2.99%


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(2)
     Accumulation units outstanding                                                                     2,205            1,041
     Unit value                                                                                     $2.367714        $2.005582
     Net assets (thousands)                                                                                $5               $2
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.05%)           2.33% (8)
     Total return                                                                                      18.06%            4.07%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                     1,050              527
     Unit value                                                                                     $2.650585        $1.943569
     Net assets (thousands)                                                                                $3               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.85%)          (1.15%)(8)
     Total return                                                                                      36.38%            2.65%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(2)
     Accumulation units outstanding                                                                    11,822            1,721
     Unit value                                                                                     $2.441024        $2.111995
     Net assets (thousands)                                                                               $29               $4
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                        5.58%            9.82% (8)
     Total return                                                                                      15.58%            5.08%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                     7,456            1,586
     Unit value                                                                                     $2.426687        $1.986404
     Net assets (thousands)                                                                               $18               $3
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.24%)          (0.19%)(8)
     Total return                                                                                      22.16%            3.29%


     PHOENIX-MFS INVESTORS TRUST SERIES(7)
     Accumulation units outstanding                                                                    10,420                -
     Unit value                                                                                     $1.896239                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       14.52% (8)            -
     Total return                                                                                       1.35%                -


     PHOENIX-MFS VALUE SERIES
     Accumulation units outstanding                                                                     6,687                -
     Unit value                                                                                     $2.124068                -
     Net assets (thousands)                                                                               $14                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (0.73%)(8)            -
     Total return                                                                                      29.11%                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(4)
     Accumulation units outstanding                                                                    15,292                -
     Unit value                                                                                     $1.800147                -
     Net assets (thousands)                                                                               $28                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.93%)(8)            -
     Total return                                                                                      48.81%                -


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(6)
     Accumulation units outstanding                                                                     8,981                -
     Unit value                                                                                     $1.934463                -
     Net assets (thousands)                                                                               $17                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                        8.54% (8)            -
     Total return                                                                                       2.21%                -


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                    43,366              599
     Unit value                                                                                     $2.066701        $1.756550
     Net assets (thousands)                                                                               $90               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                        1.15%           (1.76%)(8)
     Total return                                                                                      17.66%            3.07%


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(4)
     Accumulation units outstanding                                                                    31,176                -
     Unit value                                                                                     $2.229576                -
     Net assets (thousands)                                                                               $70                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (0.34%)(8)            -
     Total return                                                                                      32.88%                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                    41,866            1,665
     Unit value                                                                                     $2.641897        $1.909302
     Net assets (thousands)                                                                              $111               $3
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.69%)          (1.27%)(8)
     Total return                                                                                      38.37%            6.91%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                    34,393              558
     Unit value                                                                                     $2.698447        $1.911040
     Net assets (thousands)                                                                               $93               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.95%)          (1.68%)(8)
     Total return                                                                                      41.20%            4.51%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                                    15,982            2,167
     Unit value                                                                                     $1.711418        $1.353413
     Net assets (thousands)                                                                               $27               $3
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.91%)          (1.80%)(8)
     Total return                                                                                      26.45%           (2.98%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Accumulation units outstanding                                                                    40,609                -
     Unit value                                                                                     $1.767418                -
     Net assets (thousands)                                                                               $72                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.92%)(8)            -
     Total return                                                                                      37.82%                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                                    33,811                -
     Unit value                                                                                     $1.938237                -
     Net assets (thousands)                                                                               $66                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.92%)(8)            -
     Total return                                                                                      32.69%                -


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                                                    49,518                -
     Unit value                                                                                     $1.710429                -
     Net assets (thousands)                                                                               $85                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.58%)(8)            -
     Total return                                                                                      27.88%                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Accumulation units outstanding                                                                     4,410              683
     Unit value                                                                                     $2.130853        $2.120846
     Net assets (thousands)                                                                                $9               $1
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                        2.43%           (1.14%)(8)
     Total return                                                                                       0.47%            0.87%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                                    16,665            2,368
     Unit value                                                                                     $2.374794        $1.979717
     Net assets (thousands)                                                                               $40               $5
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Investment income ratio                                                                            5.30%           (1.99%)(8)
     Total return                                                                                      19.96%            4.09%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(5)
     Accumulation units outstanding                                                                     1,428                -
     Unit value                                                                                     $2.297389                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.98%)(8)            -
     Total return                                                                                      15.38%                -


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                                    11,773                -
     Unit value                                                                                     $2.188892                -
     Net assets (thousands)                                                                               $26                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (0.87%)(8)            -
     Total return                                                                                      25.57%                -


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                                     2,900                -
     Unit value                                                                                     $2.112435                -
     Net assets (thousands)                                                                                $6                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (0.17%)(8)            -
     Total return                                                                                      33.82%                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(7)
     Accumulation units outstanding                                                                    18,838                -
     Unit value                                                                                     $1.047912                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.87%)(8)            -
     Total return                                                                                       1.26%                -


     RYDEX VARIABLE TRUST NOVA FUND(7)
     Accumulation units outstanding                                                                    16,480                -
     Unit value                                                                                     $1.210936                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.86%)(8)            -
     Total return                                                                                       2.37%                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(7)
     Accumulation units outstanding                                                                    13,646                -
     Unit value                                                                                     $1.459896                -
     Net assets (thousands)                                                                               $20                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (2.06%)(8)            -
     Total return                                                                                       2.19%                -


WANGER ADVISORS TRUST
---------------------
     WANGER TWENTY(2)
     Accumulation units outstanding                                                                    38,600            1,627
     Unit value                                                                                     $2.447816        $1.907725
     Net assets (thousands)                                                                               $94               $3
     Mortality and expense ratio                                                                        1.85%            1.85% (8)
     Net investment income ratio                                                                       (1.91%)          (1.92%)(8)
     Total return                                                                                      28.31%            3.47%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                                                    11,895                -
     Unit value                                                                                     $2.441535                -
     Net assets (thousands)                                                                               $29                -
     Mortality and expense ratio                                                                        1.85% (8)            -
     Net investment income ratio                                                                       (1.95%)(8)            -
     Total return                                                                                      45.47%                -

















MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)From inception July 25, 2002 to December 31, 2002.
(2)From inception October 1, 2002 to December 31, 2002.
(3)From inception November 1, 2002 to December 31, 2002.
(4)From inception February 5, 2003 to December 31, 2003.
(5)From inception July 1, 2003 to December 31, 2003.
(6)From inception December 18, 2003 to December 31, 2003.
(7)From inception December 22, 2003 to December 31, 2003.
(8)Annualized.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                           PHOENIX-ALLIANCE/                       PHOENIX-DUFF &
                                                          PHOENIX-AIM          BERNSTEIN      PHOENIX-ALLIANCE/     PHELPS REAL
                                                         MID-CAP EQUITY      ENHANCED INDEX    BERNSTEIN GROWTH   ESTATE SECURITIES
                                                             SERIES              SERIES         + VALUE SERIES         SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                 574                  -                  -                  935
Participant deposits                                                  -                  -                  -                    -
Participant transfers                                               613              1,667              4,698                3,674
Participant withdrawals                                              (6)                (2)              (406)                  (1)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     1,181              1,665              4,292                4,608
                                                      ==============================================================================

                                                                                                                      PHOENIX-
                                                           PHOENIX-             PHOENIX-           PHOENIX-          GOODWIN MULTI-
                                                           ENGEMANN          ENGEMANN SMALL     GOODWIN MULTI-       SECTOR SHORT
                                                        CAPITAL GROWTH         & MID-CAP         SECTOR FIXED         TERM BOND
                                                            SERIES           GROWTH SERIES      INCOME SERIES          SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period               1,343                745                  -                    -
Participant deposits                                                  -              9,450                  -                    -
Participant transfers                                             1,379                495             18,388                8,355
Participant withdrawals                                              (2)                (6)                 -                    -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     2,720             10,684             18,388                8,355
                                                      ==============================================================================

                                                                            PHOENIX-KAYNE                           PHOENIX-LORD
                                                        PHOENIX-KAYNE         SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                       RISING DIVIDENDS     QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SERIES             SERIES             SERIES               SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period               1,050              1,041                527                1,721
Participant deposits                                                  -                  -                  -                    -
Participant transfers                                             1,212              1,166                528               10,106
Participant withdrawals                                             (2)                 (2)                (5)                  (5)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     2,260              2,205              1,050               11,822
                                                      ==============================================================================

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP       PHOENIX-MFS         PHOENIX-MFS        NASDAQ-100
                                                             VALUE           INVESTOR TRUST          VALUE            INDEX(R)
                                                            SERIES                SERIES             SERIES             SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period               1,586                  -                  -                    -
Participant deposits                                                  -             10,420                  -               11,096
Participant transfers                                             5,882                  -              7,177                4,229
Participant withdrawals                                            (12)                  -               (490)                 (33)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     7,456             10,420              6,687               15,292
                                                      ==============================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                               PHOENIX-
                                                            PHOENIX            OAKHURST                           PHOENIX-SANFORD
                                                        OAKHURST GROWTH       STRATEGIC        PHOENIX-SANFORD      BERNSTEIN MID-
                                                           AND INCOME         ALLOCATION      BERNSTEIN GLOBAL        CAP VALUE
                                                            SERIES              SERIES          VALUE SERIES           SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                599                  -                1,665
Participant deposits                                                  -                  -                  -                7,462
Participant transfers                                             8,981             48,224             36,943               39,321
Participant withdrawals                                               -             (5,457)            (5,767)              (6,582)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     8,981             43,366             31,176               41,866
                                                      ==============================================================================

                                                       PHOENIX-SANFORD
                                                       BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL
                                                          CAP VALUE         MID-CAP GROWTH    STRATEGIC THEME       APPRECIATION
                                                           SERIES               SERIES             SERIES               FUND
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                 558              2,167                  -                    -
Participant deposits                                                  -             11,597                  -                    -
Participant transfers                                            41,547              2,228             52,364               42,435
Participant withdrawals                                          (7,712)               (10)           (11,755)              (8,624)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    34,393             15,982             40,609               33,811
                                                      ==============================================================================

                                                                            FEDERATED FUND    FEDERATED HIGH
                                                                                FOR U.S.        INCOME BOND
                                                        AIM V.I. PREMIER       GOVERNMENT         FUND II --       VIP CONTRAFUND(R)
                                                           EQUITY FUND       SECURITIES II     PRIMARY SHARES         PORTFOLIO
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                683              2,368                    -
Participant deposits                                                  -                 60                243                    -
Participant transfers                                            60,441              3,667             14,054                1,430
Participant withdrawals                                         (10,923)                 -                  -                   (2)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    49,518              4,410             16,665                1,428
                                                      ==============================================================================

                                                                              TEMPLETON
                                                          MUTUAL SHARES         GROWTH         RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         TRUST JUNO           TRUST NOVA
                                                              FUND               FUND               FUND                FUND
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                  -                  -                    -
Participant deposits                                              9,022                  -             18,838               16,480
Participant transfers                                             2,935              3,241                  -                    -
Participant withdrawals                                            (184)              (341)                 -                    -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    11,773              2,900             18,838               16,480
                                                      ==============================================================================


                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                                                 WANGER U.S.
                                                           TECHNOLOGY          WANGER              SMALLER
                                                            PORTFOLIO          TWENTY             COMPANIES
                                                      -------------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                   -              1,627                  -
Participant deposits                                             13,646                  -              8,091
Participant transfers                                                 -             41,486              4,072
Participant withdrawals                                               -             (4,513)              (268)
                                                      ---------------------------------------------------------
Accumulation units outstanding, end of period                    13,646             38,600             11,895
                                                      =========================================================

                           PHOENIX INVESTOR'S EDGE(R)
         (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS



NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        SUBACCOUNT
                                                  ----------------------------------------------------------------------------------

                                                                            PHOENIX-DUFF &          PHOENIX-            PHOENIX-
                                                     PHOENIX-AIM MID-        PHELPS REAL            ENGEMANN        ENGEMANN SMALL
                                                       CAP EQUITY         ESTATE SECURITIES     CAPITAL GROWTH        & MID-CAP
                                                        SERIES                 SERIES               SERIES           GROWTH SERIES
                                                  ---------------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -                    -
Participant deposits                                                -                    -                  -                    -
Participant transfers                                             574                  935              1,343                  745
Participant withdrawals                                             -                    -                  -                    -
                                                  ----------------------------------------------------------------------------------
Units outstanding, end of period                                  574                  935              1,343                  745
                                                  ==================================================================================

                                                                             PHOENIX-KAYNE
                                                        PHOENIX-KAYNE          SMALL-CAP        PHOENIX-LAZARD      PHOENIX-LORD
                                                       LARGE-CAP CORE        QUALITY VALUE      SMALL-CAP VALUE      ABBETT BOND-
                                                           SERIES               SERIES              SERIES        DEBENTURE SERIES
                                                  ---------------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -                    -
Participant deposits                                                -                    -                  -                    -
Participant transfers                                           1,050                1,041                527                1,721
Participant withdrawals                                             -                    -                  -                    -
                                                  ----------------------------------------------------------------------------------
Units outstanding, end of period                                1,050                1,041                527                1,721
                                                  ==================================================================================

                                                                             PHOENIX-
                                                      PHOENIX-LORD           OAKHURST         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    ABBETT MID-CAP           STRATEGIC         BERNSTEIN MID-     BERNSTEIN SMALL-
                                                     VALUE SERIES         ALLOCATION SERIES   CAP VALUE SERIES    CAP VALUE SERIES
                                                  ---------------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -                    -
Participant deposits                                                -                    -                  -                    -
Participant transfers                                           1,586                  599              1,665                  558
Participant withdrawals                                             -                    -                  -                    -
                                                  ----------------------------------------------------------------------------------
Units outstanding, end of period                                1,586                  599              1,665                  558
                                                  ==================================================================================


                                                                           FEDERATED FUND
                                                     PHOENIX-SENECA           FOR U.S.       FEDERATED HIGH
                                                     MID-CAP GROWTH          GOVERNMENT       INCOME BOND
                                                         SERIES            SECURITIES II        FUND II             WANGER TWENTY
                                                  ---------------------  -------------------  -----------------  -------------------
Units outstanding, beginning of period                              -                    -                  -                    -
Participant deposits                                                -                    -                  -                    -
Participant transfers                                           2,167                  683              2,368                1,627
Participant withdrawals                                             -                    -                  -                    -
                                                 ----------------------------------------------------------------------------------
Units outstanding, end of period                                2,167                  683              2,368                1,627
                                                  ==================================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

  PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

  PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.825% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

  As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $175 and $0 during the years ended December 31, 2003 and 2002, respectively.

  PEPCO is the principal underwriter and distributor for the Account.

  On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 and $0 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

  The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

  The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

  On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

  On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

  The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

  Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

  The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

  On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

  If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

  Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

  On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

  The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]



To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP



Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

BROWN BROTHERS HARRIMAN & Co.
40 Water Street
Boston, Massachusetts 02109

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED FINANCIAL STATEMENTS
JUNE 30, 2004


[To be filed by amendment]

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4) Form of Variable Annuity Contract (Phoenix Investor's Edge), filed via Edgar with Initial Registration Statement on August 22, 2001.

               (5) Form of Application (Phoenix Investor's Edge), filed via Edgar with Initial Registration Statement on August 22, 2001.

               (6)  (a) Amended and Restated Certificate of Incorporation of PHL
                        Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4, filed via Edgar on August 22, 2001.

                    (b) ByLaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002, are incorporated by reference to Registrant's Form N-4, Post-Effective Amendment No. 6, filed via Edgar on April 29, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Written Opinion and Consent of Matthew A. Swendiman, Esq., to be filed by amendment.

               (10) (a) Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

                    (b) Consent of Brian A. Giantonio, Esq., to be filed by
                        amendment.

               (11) Not Applicable.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Vy Q. Ho*                               Second Vice President and Appointed Actuary
Robert J. Lautensack, Jr.*              President
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*   The business address of this individual is One American Row, Hartford, CT
    06115
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT
    06115


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
          OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------



---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of June 30, 2004 there were _____ qualified and 2,202 nonqualified contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

                  (a) PEPCO serves as the principal underwriter for the
                      following entities:

                      Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

                  (b) Directors and Executive Officers of PEPCO.

                      NAME                           POSITION
                      ----                           --------
                      Daniel T. Geraci*              Director, Chairman of the Board and Chief Sales & Marketing Officer
                      Michael J. Gilotti***          Director
                      Michael E. Haylon*             Director
                      John H. Beers*                 Vice President and Secretary
                      Nancy J. Engberg*              Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
                      Glenn H. Pease**               Vice President, Finance and Treasurer
                      John F. Sharry**               President, Private Client Group

                      * The business address of this individual is One American Row, Hartford, CT 06102
                      ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
                      *** The business address of this individual is 38 Prospect
                          Street, Hartford, CT 06115

                  (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 24th day of September 2004.

                                      PHL VARIABLE INSURANCE COMPANY

                                      By:  /s/ Philip K. Polkinghorn
                                          ---------------------------
                                          Philip K. Polkinghorn
                                          President

                                      PHL VARIABLE ACCUMULATION ACCOUNT

                                      By:  /s/ Philip K. Polkinghorn
                                          ---------------------------
                                          Philip K. Polkinghorn
                                          President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 24th day of September, 2004.

       SIGNATURE                             TITLE

                                             Director & Executive Vice President
-----------------------------------
*Michael J. Gilotti

                                             Director & Senior Vice President
-----------------------------------
*Robert E. Primmer

/s/Philip K. Polkinghorn                     President
-----------------------------------
*Philip K. Polkinghorn


By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney on file with the Depositor.


                                      S-1